Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
300934883	ecbcf201-5aee-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 39.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300934883	f9e4dc9c-59ee-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/29/2018: CDA	11/29/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 39.20 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300994215	e86f66d8-b0f1-e811-bdb4-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 251.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 50 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994215	5d12a11b-b1f1-e811-bdb4-f4e9d4a75ba2	1		Not Covered/Exempt		Compliance		General Compliance Exception	The Home Warranty Premium in section H of the final Closing Disclosure is missing the work Optional. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 251.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 50 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994215	771b21ea-3a9d-4dfb-9984-a25dbe2045dd	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 251.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 50 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994215	9ac122d0-9df1-e811-bdb4-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	11/29/2018: CDA	11/29/2018: A CDA report reflecting a value $XXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 251.30 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 50 months payment history with no late payments reported CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301014607	74ab643f-fbff-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/24/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301033224	fee0c7d6-e414-e911-bd2f-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOR required to verify. VOR provided in loan file covers only a 3 month period from XX/XX/XXXX - closing. Extension of international assignment reflects company paid accommodation clause, however evidence of rental payment history was not provided to satisfy the 24 month housing payment history requirement.	01/11/2019: Proof of Payment	01/11/2019: Audit acknowledges the client approved guideline exception for housing history outside of guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.36 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301033224	0ddbc417-e414-e911-bd2f-f4e9d4a75a52	736		QM/Non-HPML		Credit		Insufficient credit history	Guidelines require Option 1: Minimum three open and active trade lines, one must be open and active for 24 months, one must open and active for 12 months and one must be an installment/lease or mortgage. Option 2: Minimum two open and active trade line for 12 months (one of which may be a mortgage); AND 24 month mortgage history with no 30 day late payments; OR At least 60 months of credit history with all trade lines paid as agreed during the preceding 48 months.	01/11/2019: Exception	01/11/2019: Audit acknowledges the client approved guideline exception for trade lines outside of guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.36 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301033224	0190246d-680f-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	01/08/2019: CDA	01/08/2019: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.36 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301117209	df84a729-271e-4c48-bee0-46aa89b94c5b	3213		Not Covered/Exempt		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301117209	f3da58cc-7a4a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	03/21/2019: CDA	03/21/2019: A CDA report reflecting a value $XXXXXXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136539	32af5390-ce49-e911-bdd2-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # is missing on the Appraisal.	04/04/2019: Revised Appraisal	04/04/2019: Audit reviewed corrected Appraisal, and has determined that documentation submitted reflects the correct APN and is deemed acceptable. Condition cleared. 03/28/2019: Audit reviewed and the APN is missing on the Appraisal. The mortgage and title reflect the APN however the appraisal reflects "None". Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301136539	2abdf388-654a-e911-bdd2-f4e9d4a75ba2	1657		Not Covered/Exempt		Credit		Ineligible Property Type	Property is ineligible as a Condo with the intended use of an investment property. Per the Lender’s Guidelines, a Condominium is not specified as an eligible property type for an investment property. Additional conditions may apply upon receipt.		03/25/2019: Per Lender guidelines, dated XX/XXXX, purchase of 1-unit investment property: 70% LTV, FICO 745, DTI 43% to $XXXXXXX. 2-4-unit properties are not acceptable. Agency warrantable condominiums are eligible. Full review condo certification located on page 894. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136539	4f7bb6c4-654a-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/21/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.42% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 41.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 788				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300602284	9a1d4fd6-79c9-4eb9-90c0-b53073345e41	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Added 09/19/2017: DTI is greater than guideline requirement when utilizing ATR qualifying methods.	10/04/2017: Guides state the account is only required to be closed if trying to exclude from the DTI. The account does not need to be excluded from DTI, therefore it does not need to be closed. Please work with Investor to clear. We have an email into them as these are the guidelines we wrote and were agreed upon.10/03/2017: See Income Breakdown attachedHi, Per attached 1008 DTI is at 42.62% with max at 43%. Can you provide more information on where we differ? Thank you
10/05/2017: Audit re-analyzed ALL income and debts, and has determined that it appears that we utilized the most conservative co-borrower income based on the Origination Underwriter’s miscalculation. The correct income for the co-borrower is based on a 24 month average with a resulting monthly income of $XXXX.XX.  The culmination of the updated debt amounts and corrected income yields a DTI, including ALL debts, of 42.61%. This loan meets DTI requirements. Condition cleared. 10/04/2017: Exception is pending review from client.10/03/2017: Audit re-analyzed all debts, and has determined that the final CD reflects two (2) revolving debts paid on page 170. The re-calculate DTI is 42.61%, HOWEVER the investor requires all revolving accounts paid at closing to be Paid in Full and CLOSED. Provide executed Closure letter for BOTH revolving accounts that were paid on the Closing Disclosure. Condition remains. 09/20/2017:  ATR qualifying payment:  $XXXX.XX + taxes $XXXX.XX + insurance $XXX.XX = $XXXX.XX.  Income B1:  $XXXXX.XX. Income B2:  $XXXX.XX.  Debts $XXX/month.  It appears Lender did not include account #2 on final 1003.  If this account was paid off, please provide evidence of payment and closure letter per Client guidelines.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120.50 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300602284	d08f3f8b-cc09-4d43-84e2-a9ab64e0cf3b	2850		Non-QM/Compliant		Compliance		Loan has Interest Only terms – Does not meet Qualified Mortgage parameters	Loan has Interest Only terms – Does not meet Qualified Mortgage parameters		Loan presented as non-QM	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120.50 months reserves				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300602284	7d49b1ac-8f98-e711-8f48-f4e9d4a75ba2	906		Non-QM/Compliant		Credit		Missing hazard insurance declaration	Missing hazard insurance declaration with an effective date prior to the note date.	09/18/2017: dry funding state. this is a purchase. borrowers insured the property prior to funding. please see attached hazard dec page. thank you.	09/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 120.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300591927	39b1a439-7ad3-4477-bbfc-64bcab4bdbbc	1		Non-QM/Compliant		Compliance		General Compliance Exception	Does not meet QM parameters - the loan has interest only terms.	09/06/2017: Hi, please see attached compliance report. thank you	09/07/2017: Audit consulted with Investor, and has determined that the loan was presented as non-QM / ATR compliant. Loan will be rated a B.09/06/2017: Audit reviewed the documentation, and has determined that Interest Only loans are not permitted per Appendix Q. Loan does not meet QM requirements. Condition remains.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 397 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.84%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300591927	2513ecd1-678e-e711-8f48-f4e9d4a75ba2	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report and a Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report and the Flood Determination Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided	09/06/2017: Hi, please see attached. thank you	09/06/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 397 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.84%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300591927	8c369b1e-a58e-e711-8f48-f4e9d4a75ba2	3183		Non-QM/Compliant		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure. Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		08/31/2017: A RESPA appraisal charge cure of $XX on the final CD. The loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 397 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.84%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300591927	a833399c-658e-e711-8f48-f4e9d4a75ba2	67		Non-QM/Compliant		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.	09/06/2017: hi, please see attached. thank you	09/06/2017: Audit reviewed the copy of Permanent Resident Alien Card, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 397 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.84%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300657128	99eb8961-d11a-418d-99ba-a37981bc96b1	1679		Non-QM/Compliant		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300657128	9086e576-cf58-435c-aa66-893ab261c110	3174		Non-QM/Compliant		Compliance		Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
											Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300657128	c105612c-dde0-e711-8f48-f4e9d4a75ba2	276		Non-QM/Compliant		Property		Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		12/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300647177	a54946ef-9bb5-e711-8f48-f4e9d4a75ba2	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood determination certificate in the file. The Credit Report and Flood Determination Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.	10/25/2017: Hi, please see attached. thank you,	10/25/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 446 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300647177	0024150f-22c9-4106-bb18-2c9b0ef0c2fd	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 446 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300647177	d5191b4b-a2b5-e711-8f48-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #C located on XXXX Partnership Return (Business #1 on Statement 7 of XXXX personal returns), Form 8825. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	10/25/2017: lease attached through XX/XXXX no positive gross rental income was used to qualify. hit for negative gross rent from XXXX cash flow and full piti. Thank you	10/25/2017: Audit review the Lender Rebuttal, and has determined that the DTI meets guidelines without the rental income for said property. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 446 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300647177	124b9c5b-9ab5-e711-8f48-f4e9d4a75ba2	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing Balance Sheet: Missing the XXXX Balance Sheets for Sch E part II, statement 7, business number 1, 2, 3 and 4. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	10/31/2017: Original Balance Sheet10/26/2017: Hi, balance sheets were signed & dated on XX/XX. note date is XX/XX. all were signed prior to closing. Please let us know. thank you10/25/2017: hi, please see attached. thank you
10/31/2017: Audit reviewed 2016 YTD Balance Sheets for Sch E part II, statement 7, business number 1, 2, 3 and 4, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.10/26/2017: Audit consulted with management, and has determined that the post closing dates reflected on some pages of the Balance Sheets fail Appendix Q requirements. Condition remains. 10/25/2017: Audit reviewed all Balance Sheets, and has determined that the "as of" date is present, however the "through" date is missing. The 2nd pages to most of the Balance Sheets reflect a POST-CLOSING date in the upper left hand corner. QM does not allow post-closing reconciliation.   Condition remains.
												Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 446 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769 LTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 60%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300721051	8594013a-cf64-45e6-9d23-6fc0ff1247e5	3278		Non-QM/Compliant		Compliance		Funding occurred before RTC Expiration Date	The disbursement date reflected on the final Closing Disclosure is prior to the rescission expiration period of midnight, XX/XX/XXXX	03/05/2018: Hi, please see attached final cd, loe to borrower and certification of delivery method. thank you,	03/05/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal (lender letter verification) therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.	Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300721051	60ad2f0e-5aa5-45ec-8506-cc8ecaf2ba21	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300721051	68612844-a31c-e811-9a1b-f4e9d4a75a52	854		Non-QM/Compliant		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property B on page 1 and A on page 3 located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. The lease agreements have expired. Provide evidence that the tenants listed on the expired lease agreements still occupy the properties.	03/05/2018: Hi, 1) please see extension to lease attached for rental property B on page 1. 2.)Lease agreement for A on page 3 ----invalid---lease expired XX/XX/XXXX and went month to month thereafter per lease agreement. Lease was valid at time of UW. Thank you,	03/05/2018: Audit re-analyzed the loan file, as well as reviewed the Lender Rebuttal, and has determined that an executed Addendum for rental property B on page 1 of XXXX Schedule E part I was located on page 494. Said Addendum reflects Lease as Active/Current. The Lease for rental property A on page 3 of XXXX Schedule E part I expired just prior to consummation and has become a month to month per lease. No other documentation is required, as no payments would have been made yet. Condition rescinded.	Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300721051	30159513-a31c-e811-9a1b-f4e9d4a75a52	1659		Non-QM/Compliant		Credit		Ineligible Transaction	Per lender guidelines, liens on property must be seasoned for a minimum of six (6) months. The lien on the subject property was not seasoned for six months. Additionally, the subject loan is an interest only loan. Loans cannot be interest only in order for the loan to be classified as a Qualified Mortgage.	03/05/2018: Hi, please see attached exception approval. thank you,	03/05/2018: Audit acknowledges the client approved guideline exception for liens on property with <6 months seasoning being outside of guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300721051	9aa9e52d-a31c-e811-9a1b-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	03/05/2018: Hi, please see attached bal sheet which is combined on same page as the p&l. thank you,
03/05/2018: Audit re-analyzed Note date versus signing date, and has determined that loan consummation is considered day of signing. The combined P&L and Balance Sheet document was executed same day as signing date, therefore Documentation is deemed acceptable. QM requirements have been met. Condition cleared. The balance sheet was located on page 32803/05/2018: Audit reviewed the combined P&L/Balance Sheet document, and has determined that the P&L/Balance Sheet was dated XX/XX/XXXX which was AFTER the Note date.  In order for the loan to be classified as QM, the P&L/Balance Sheet were required to be obtained PRIOR to consummation (Note date). Loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.
												Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300721051	3f4e3a38-a31c-e811-9a1b-f4e9d4a75a52	914		Non-QM/Compliant		Credit		Missing income documentation	The Borrower's IRA distributions be documented with Document regular and continued receipt of income as verified by any of the following:o Letters from the organizations providing the income.o Copies of retirement award letters.o Copies of federal income tax returns (signed and dated on or before the closing date).o Most recent IRS W-2 or 1099 forms.o Proof of current receipt with two (2) months bank statements.	Hi, Please see letter from organization providing the income attached, showing monthly distributions set up. Thank you,	03/05/2018: Audit reviewed Lender's rebuttal and original loan file. Letter from organization verifying monthly distribution provided in original loan file. Statement verifying 58 months of income available also in original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 48.70 months reserves. FICO is higher than guideline minimum UW quidelines require a FICO score of 700 loan qualifies with a FICO of 716. No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300917140	fd666ef9-7b93-408b-a921-d1bdc0694a14	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 145.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300917140	d7bc37a7-1ad6-e811-bdb4-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX with 25% replacement coverage ($XXXXXX). The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX. A cost estimator from the insurer was not provided.	10/26/2018: Hi, please see attached. thank you,	10/26/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 145.70 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300917140	41c85aff-26d6-e811-bdb4-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/26/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 145.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301010990	a17379a2-35f4-4837-a324-f06581e655ba	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300886442	712eda95-a0a3-497f-851c-6cae99712967	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program disclosure not provided within 3 days of application.		Finding deemed non-material	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.00%				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300886442	c5fbca50-7cca-4f73-a67b-ff3d4ea3febf	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.00%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300886442	a32477e3-4dbb-e811-bdb4-f4e9d4a75ba2	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage. Appraisal APN does not match Mortgage and Title).	09/24/2018: Hi, please see attached. thank you,	09/24/2018: Audit reviewed corrective Appraisal APN number, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.00%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300886442	522060b7-48bb-e811-bdb4-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Third Party Appraisal Review.		09/21/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300892016	cdb66ded-8e36-417e-889e-a81026be3ce8	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Please provide a LOE and confirmation to borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.13% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 211.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300892016	44e81e5e-dac1-e811-bdb4-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing required verification for Business A,C,E,G,I,L and O on Schedule E Part II of XXXX tax return.	10/04/2018: Hi, please see attached. thank you,	10/04/2018: Audit reviewed the Self Employed VOB licenses for ALL businesses verified through Secretary of State, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 75%, loan qualified with CLTV of 60% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.13% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 211.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300896330	503a85b6-27c0-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the service provider. Provided corrected CD and LOE to the borrower.		Non material per SFIG, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves Years in Field Borrower has 25 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300896330	ea0b5b79-27c0-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non material per SFIG, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves Years in Field Borrower has 25 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300896330	c98729e6-26c0-e811-bdb4-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Missing copy of 2nd lien Note.	09/26/2018: HI, please see attached. Thank you	09/27/2018: Received executed home equity line of credit agreement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves Years in Field Borrower has 25 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300896330	4371b65e-26c0-e811-bdb4-f4e9d4a75ba2	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Missing most recent two years tax transcripts as required per lender guidelines.	09/26/2018: Hi, please see attached. Thank you	09/27/2018: Received tax transcripts. Condition cleared. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves Years in Field Borrower has 25 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300998369	bf57e32c-2efe-e811-bc73-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXXXX vs. the final CD reflects Estimated Cash to Close of $XXXXXX. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998369	158cad3c-bad0-4a93-9387-35d75b9eccfa	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Life of Loan Fee in section B of the final Closing Disclosure is missing. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998369	a724ee0b-934a-424c-91a4-8759025fab17	3269		Not Covered/Exempt		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $XXX. The lender credit decreased to $XXX on the Final CD with no indication of a valid COC to account for the $XXX decrease in the credit.	12/18/2018: LE with CIC	12/18/2018: Audit reviewed LE dated XX/XX/XXXX, as well as the corresponding Change of Circumstance, and has determined that the borrower requested an occupancy change and interest rate lock. Rate increased, therefore loan discount added and lender credit removed. Documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998369	17197462-31ca-4c3d-bd26-71a78a9f43d3	3182		Not Covered/Exempt		Compliance		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The Appraisal Fee on the final CD is incorrectly named as compared to the LE dated XX/XX/XXXX Appraisal fee and Appraisal Review fee. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998369	2d15242c-24da-4943-9434-a6186b1b54a1	3213		Not Covered/Exempt		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP)of XX.XX% vs. actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998369	013b49c7-70fd-e811-bc73-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report is missing from the file.	12/18/2018: Email from XX for Appraisal approval	12/19/2018: A CDA report reflecting a value $XXXXXXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.12/18/2018: Audit reviewed the e-mail correspondence, and has determined that a copy of the CDA is required. Unable to locate in "trailing docs". Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300863027	e59ff32e-6cac-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		09/05/2018: A CDA report reflecting a value $XXXXXXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300866868	10799a56-2aaa-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA was provided with a value of $XXXXXX with a variance of -XX.X%. CDA not within acceptable tolerance. Please provide updated review.	09/18/2018: XXXX	09/18/2018: Desk Review provided reflects a value of $XXXXXXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300871560	627c0d87-37b5-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/12/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998509	fcad1fe8-a30a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Taxes reflected in section H of the final Closing Disclosure should be reflected in section F. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.42% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.50% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998509	a5623ba8-af0a-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided. .	01/02/2019: please see attached	01/02/2019: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.42% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.50% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998509	3969d56f-a30a-e911-bd2f-f4e9d4a75a52	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX. A cost estimator from the insurer was not provided.	01/07/2019: Please see the attached email received from the insurance company when we reached out for the cost estimator. Please clear condition.	01/07/2019: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home (square footage 2272 x $XXX= $XXXXXX). Coverage is sufficient. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.42% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.50% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301029984	dfc9fd58-5c14-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXXXXX vs. the final CD reflects Estimated Cash to Close of $XXXXXX. Provided corrected CD and LOE to the borrower.		A Post Close CD corrected Estimated Cash to Close. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029984	70f6e1a9-0a1d-4b79-847f-56a57d1853b3	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The loan closed XX/XX/XXXX, the post close closing disclosure is dated XX/XX/XXXX, the correct date should be XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301068921	adc8b845-8f43-4022-9ed0-861c558f03d0	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 7 $XXXX.XX, Years 8 – 8 $XXXX.XX to $XXXX.XX, Years 9 – 9 $XXXX.XX to $XXXX.XX and Years 10 – 30 $XXXX.XX to $XXXX.XX include the amounts of P&I , MI , Estimated Escrow & Estimated Total, the calculated payment amount is Years 1 - 7 $XXXX.XX, Years 8 – 8 $XXXX.XX to $XXXX.XX, Years 9 – 9 $XXXX.XX to $XXXX.XX, and Years 10 – 30 $XXXX.XX to $XXXX.XX. No Cure.	3/01/2019: Per TILA 1026.38(t)(4)(B), the dollar amounts in the CD Projected Payments Year 8, 9, and 10-30 are required to be rounded to the nearest dollar. Please rescind the condition	03/04/2019: Audit reviewed Lender’s rebuttal and agrees. Rounding is allowed. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301068921	17384896-d83a-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Separate CD for Vested (CA) - The Initial Closing Disclosure is missing the names of all parties with vested interest and rescindable transactions require that all parties with vested interest in the property receive a copy of the Closing Disclosure. The CD should be acknowledged by borrower. The lender's tracking disclosure reflects the Borrower E Signed the initial CD however; it is missing from the loan file.	03/05/2019: Please see attached initial CD signed by XXXXXXXXXX which was included in the original credit upload. Please clear the condition	03/05/2019: Audit re-analyzed loan file, and has determined that the initial CD signed by the XXXXXXX was located on page 405 within the original loan file. Condition cleared. 03/04/2019: Received initial closing disclosure. However it only reflects the borrower's name. Missing CD with the names of all parties with vested interest and rescindable transactions require that all parties with vested interest in the property receive a copy of the Closing Disclosure. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101270	89bbfbc5-3b40-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/08/2019: A CDA report reflecting a value $XXXXXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301102898	04b6775e-594a-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD date XX/XX/XXXX is missing from the loan file. The E-disclosure Tracking History in file reflects a CD was emailed and acknowledged by borrower for the increase in appraisal fee on XX/XX/XXXX. No Cure - Missing document not provided. Additional conditions may apply.	03/21/2019: Please see attached XX/XX/XXXX CD. Please clear the condition	03/21/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137889	27f11b92-4147-4565-a075-3567a19c3965	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Real Estate Broker and Sellers Real Estate broker license ID is missing. Provide re-disclosed CD and letter of explanation.		A Post Closing CD located in the loan file included the License ID's and is sufficient. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301130558	4fef5063-9050-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/29/2019: Received executed closure letter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.32% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 212.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300038793	8ef35716-2a48-e511-8d38-d8d385e1d166	1755		QM/Non-HPML		Compliance		Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	The GFE reflects fees of $XXX.XX vs. actual fees of $XXX.XX that were charged on the HUD-1 in the section that cannot increase more that 10%. The amount of restitution is $XX.XX. The lender credit of $XX.XX found on line #206 of the HUD-1 is sufficient. Loan will be graded a B and A for others.		8/21/15 The GFE reflects fees of $XXX.XX vs. actual fees of $XXX.XX that were charged on the HUD-1 in the section that cannot increase more that 10%. The amount of restitution is $XX.XX. The lender credit of $XX.XX found on line #206 of the HUD-1 is sufficient. Loan will be graded a B and A for others.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.63%			Final HUD used for testing	2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300038793	a1530185-3248-e511-8d38-d8d385e1d166	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	Hazard insurance is short $XXXX in coverage. Coverage amount is $XXXXXX and loan amount is $XXXXXX . File does not contain insurance rebuild estimate and appraisal does not include cost approach/Total Estimated Cost New.	8/25/15 cost estimator	8/26/15 Cost estimator provided verifying the replacement cost to be $XXXXXX therefore sufficient coverage has been verified. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.63%			Final HUD used for testing	3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300038793	5cc463eb-2c48-e511-8d38-d8d385e1d166	1692		QM/Non-HPML		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence verifying departure residence is owned free and clear not provided. Additional conditions may apply.	8/25/15 Insurance reflecting no mortgagees	8/26/15 Lender provided a copy of the most recent insurance policy verifying no mortgagee listed. Upon further review of the third party fraud tool pg 541, it verifies that the property in question had a lien placed and the credit report pg 297 verifies that this lien was paid on full and closed out. No further documentation required, condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.63%			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300038793	09e42375-574a-e511-8d38-d8d385e1d166	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	XXXX tax transcripts not provided in file. Evidence paid in file, however, tax returns are handwritten.	08/26/2015: We are only using W2 income. The XXXX W2 transcripts are not sufficient?8/25/15 wager earner-XXXX W2 transcripts	08/26/2015: Audit has re-analyzed the loan documents and has determined that the XXXX W2 transcripts provided are acceptable. Condition cleared. 8/26/15 Lender submitted wage earner XXXX W2 Transcripts, still pending XXXX 1040 IRS Transcripts. Appears borrower submitted the tax returns to the IRS in XXXXXXXXXX (copy of cancelled IRS payment check was provided in loan file pg 341), loan did not close until XX/XX/XXXX	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.63%			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300038793	e60eef7d-3348-e511-8d38-d8d385e1d166	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided.		08/24/2015: CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.63%			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300890972	1a318454-f1e5-499b-ba6c-785d21c8cf85	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliate business disclosure		Finding deemed non-material					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301012106	4b48c4b9-71a4-455e-9f04-1feb12dbb9ed	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in subject for 5 years Full Documentation Full documentation Loan Years on Job Borrower has 12.75 years on job				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301012106	a948828c-b9ff-e811-bc73-f4e9d4a75ba2	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX plus extended coverage $XXXXXX . The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX . A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.	12/19/2018: please see attached cost estimator	12/19/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.	Years in Primary Residence Borrower has resided in subject for 5 years Full Documentation Full documentation Loan Years on Job Borrower has 12.75 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301012106	53c0bc4d-14ff-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is missing from the loan file.		12/19/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in subject for 5 years Full Documentation Full documentation Loan Years on Job Borrower has 12.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301015803	c5b9bdb5-7b19-464c-9336-5ea3c9d53ae5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301015803	36cd9100-4610-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	01/11/2019: Sent email to XXXXX at XXXX to have this rescinded. The final title policy reflects the heloc removed from title.01/09/2019: Please clear this condition the payoff is for payment in full and signed by the Borrower and final title policy is attached.	01/11/2019: Audit reviewed updated Credit Report located in "trailing docs", and has determined that the HELOC account has been paid and closed. Condition cleared.01/09/2019: Audit reviewed the Payoff Statement Quote, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document is only a Payoff Statement, it is not a HELOC closure letter. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027604	47c3d706-1b79-46ef-becd-913ef0116cd1	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301065908	9513252a-b23a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Notary Fee reflected in section C of the final Closing Disclosure missing name of service provider; only reflect Notary Public. Must reflect name of person and/or company.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.28%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301065908	d85fd2c4-0494-4061-a204-738cc3b21b9c	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX. No Cure.	03/15/2019: Attached please find the corrected CD, letter and proof of Deliver of both.03/11/2019: Please see attached tax information that was used for closing
03/15/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.03/11/2019: Audit reviewed Tax information, as well as confirmed with county tax collector, and has determined that parcel (XXX-XXX-XX) is paid semi-annually at $XXXXXX.XX for total of $XXXXXX.XX. Supplemental Parcel (XXX-XXX-XXXXXXXX) is paid semi-annually at $XXX.XX for total of $XXXX.XX. Supplemental Parcel (XXX-XXX-XXXXXXXX) is paid semi-annually at $XXXX.XX for total of $XXXX.XX. Total of ALL parcels is $XXXXX.XX divided by 12 equals $XXXX.XX monthly tax escrows. Final CD reflects incorrect Projected Payments - "Estimated Escrow" of $XXXX.XX instead of $XXXX.XX (Tax $XXXX.XX + HOI $XX.XX); AND incorrect "Estimated Taxes, Insurance and Assessments" as $XXXX.XX instead of $XXXX.XX (Tax $XXXX.XX + HOI $XX.XX + HOA $XXX). Provide Post Closing corrective CD, Notification of error to borrower and evidence of shipment. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.28%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301065908	eddff886-ac7b-44aa-8673-290e1b7e67b3	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX did not giving the Borrower a full 3 days rescission.	03/15/2019: Please see corrected CD and confirmation of delivery.03/13/2019: please see attached CD	03/15/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.03/13/2019: Audit reviewed the Post Funding CD, and has determined that MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.28%				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301065908	e19a6093-113a-e911-bd2f-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report dated within 90 days of the note date was not provided. The credit report in file is dated post closing. Additional conditions may apply.	03/04/2019: Please see the attached.	03/04/2019: Audit reviewed origination Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.28%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301065908	fb78e5c0-ae3a-e911-bd2f-f4e9d4a75a52	1643		QM/Non-HPML		Credit		Failure to Verify Housing History	Per Appendix Q, rental history over the previous 24 months that is free of unexplained gaps greater than three months is required when Lease agreement reflects month to month. File contains current 12 months; missing previous 12 months prior to XX/XX/XXXX. Evidence of receipt of rent for REO #2 reflected on final loan application is required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.
03/04/2019: Please rescind this condition. REO #2 is XXX XXXXXXXXX XXX. The lease in the file shows tenant as XXXXXXX with start date of XX/XX/XXXX, and month to month. There is also a ledger in the file from XX/XX-XX/XX/XXXX that shows the $XXXX monthly payment from XXXXXX .The current lease is not expired, it is month to month. We have all payments from XX/XX-XX/XX/XXXX . The property is reflected on 1040s for XXXX and shows fair rental days of 365. Therefore, the lease was not expired. It was the same tenant prior to XXXXX in XXXX. No gap per fair rental days. (application was XX/XX/XXXX). The transaction history was also included with the lease for XXXX rent receipts. Per the ledger – this has been the same tenant since XXXX.XX checking XXXX was also provided with lease to show the receipt of rent for this property.
											03/04/2019: Audit concurs with the Lender Rebuttal, and has determined that the lease reflects same tenant as the ledger located on page 377 for the year of XXXX to verified paid monthly. XXXX Tax Returns schedule E located on page 264 reflects REO with 365 days rental. Ledger also contained a "move in" date of XX/XX/XXXX for tenant listed on the lease to verify same. QM requirements for 24 month history have been met. Evidence of paid up to 120 days from note date verified. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 726 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 38.28%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301074250	57b8450e-ea70-4c0d-9da0-49e0143720b1	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	02/22/2019: please see attached02/19/2019: please see attached revised CD	02/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.02/19/2019: Audit reviewed Post Closing CD, and has determined that the Estimated Escrow in the Projected Payments section only includes HOI and Flood insurance ($XXX.XX +$XX.XX= $XXX.XX). MISSING monthly taxes for $XXX.XX. Total should be $XXXX.XX. Provide corrected CD, letter of explanation and proof of delivery. Condition remains.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301074250	1d6ff649-2237-4461-97ae-67ced5921655	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX (Years 1 - 7: $XXXX.XX P&I, $XXX.XX Estimated Escrow & $XXXX.XX Estimated Total), the calculated payment amount is $XXXX.XX (Years 1 - 7: $XXXX.XX P&I, $XXXX.XX Estimated Escrow & $XXXX.XX Estimated Total. The lender did not include the taxes in the Estimated Escrow amount for Years 1-7, Years 8-8, Years 9-9 and Years 10-30. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	02/22/2019: please see attached02/19/2019: please see attached revised CD	02/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.02/19/2019: Audit reviewed Post Closing CD, and has determined that the Estimated Total Monthly Payment in the Projected Payments section only includes HOI and Flood insurance ($XXX.XX +$XX.XX= $XXX.XX). MISSING monthly taxes for $XXX.XX. Total should be $XXXX.XX for escrows. Provide corrected CD, letter of explanation and proof of delivery. Condition remains.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301074250	cff726fe-639e-4bf7-9e52-067bda38bc18	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301074250	4ca8a824-8e2f-e911-bd2f-f4e9d4a75a52	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure with property taxes included is missing. Final CD in file reflects property taxes were included in the escrows, disclosure in file only reflects hazard and flood.		Finding Non-material loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300646735	46c593d5-e1c7-e711-8f48-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not reflect a fee for flood cert or Credit Report in section B; however, a Flood Cert and Credit Report was obtained.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300646735	7f6fdfde-a30e-4221-beff-a8d434b86510	3355		QM/Non-HPML		Compliance		Missing CHARM Booklet	The CHARM Booklet is missing.		11/15/2017: Evidence Borrower was provided with the CHARM Booklet within 3 days of application date was provided in the original loan file. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300646735	7295adba-de6a-4123-a1a5-9eac953065b1	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs. actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300628503	bdfece4d-260d-4a10-a6a8-d7d7800b8d49	2871		QM/Non-HPML		Compliance		Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Most recent bank statement to show adequate funds in the account to cover the amount of the second earnest money deposit check.	09/07/2017: Bank statement attached	09/07/2017: Audit reviewed evidence of 2nd EMD, and has determined that sufficient evidence was provided to verify adequate funds were in said account via transfer from another account used for assets. Loan has sufficient assets/reserves. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300628503	370e23d8-bb8d-e711-8f48-f4e9d4a75ba2	2869		QM/Non-HPML		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD P&L and Balance sheet	09/15/2017: Balance Sheet attached
09/15/2017: Audit reviewed the YTD Balance Sheet and Profit & Loss through XXXXXXXX, and has determined that the documentation was submitted PRIOR to consummation. QM requirements have been met. Condition cleared.09/05/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300628503	01cb8387-2721-4578-a81d-99b82a5da7b1	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated (XX/XX/XXXX) indicates the Estimated Taxes, Insurance and Assessments as ($XXXX.XX) a month vs. the calculated value of ($XXXX.XX) a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX)		08/29/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300628503	6e0b2e4a-af8e-e711-8f48-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current Balance Sheet for SE business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/15/2017: attached Balance Sheet09/05/2017: Can you please specify which business?
09/15/2017: Audit reviewed the YTD Balance Sheet through XX/XXXX, and has determined that the documentation was submitted PRIOR to consummation. QM requirements have been met. Condition cleared. 09/05/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300628503	c0813370-af8e-e711-8f48-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD Profit and Loss for SE business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	09/15/2017: P&L Attached09/05/2017: Can you please specify which business?
09/15/2017: Audit reviewed the YTD Profit & Loss through XX/XXXX, and has determined that the documentation was submitted PRIOR to consummation. QM requirements have been met. Condition cleared. 09/05/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300628503	88afb336-ba8d-e711-8f48-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not included in the loan file		09/05/2017: CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300642793	76091dd8-669f-e711-8f48-f4e9d4a75ba2	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		09/27/2017: Received attestation does not charge Flood Cert or Credit Report fees to the Borrower. Condition cleared.	FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300642793	c3123cd3-b4c8-e711-8f48-f4e9d4a75ba2	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	QM DTI of 43.88% > max DTI of 43%.	Regarding bonus income: Paystubs verify bonus is paid quarterly (please note pay code for quarterly bonus and annul bonus reflected on all paystubs provided – YTD and year end). Bonus is clearly on an increasing trend from XXXX to XXXX and XXXX to YTD XXXX. Bonus should be $XXXX.XX/month Please also advise on “GEO shift differential income” inclusion. This has a 2 year+ verified continuance through year to date. This is not prohibited by Appendix Q or guidelines and can be included in gross income. 2 year avg from XXXX and XXXX is $XXX/month.
11/10/2017: Audit consulted with Investor, and has determined that the loan is non-QM / ATR compliant. Client acknowledges, and loan will be rated a B.10/03/2017:  Audit located XXXX pay stub verifying shift differential.  Audit income:  B1 base $XXXXX.XX bonus $XXXX.XX shift differential $XXX.XX partnership <$XX.XX> interest income $XXX.XX= $XXXXX.XX.  B2 base $XXXXX.XX bonus $XXXX.XX partnership <$XX.XX> = $XXXXX.XX.  PITIA $XXXXX.XX (agree).  Monthly debts $0.0.  Departing residence <$XXXXX.XX> (agree).  Recalculated DTI 44.38%.  Condition remains10/03/2017:  Audit reviewed Lender's rebuttal and agrees 2 year bonus average is $XXXX.  Variable income must be documented and averaged for 2 years.  Shift differential is verified as $XXXXX.XX as of XX/XX/XXXX and $XXXXX.XX as of XX/XX/XXXX.  Two years not provided.  Per QM, income from other sources can be considered as effective when properly verified and documented.  Recalculated DTI 45.75%.  Condition remains.10/02/2017:  Audit deducted car loan paid by business.  Restricted stock cannot be included as income.  Revised DTI 45.87%.  Condition remains.10/02/2017:  Audit reviewed Lender’s rebuttal, documents submitted and original loan file.  Closing disclosure reflects 5 revolving account paid off.  Debts $XXX.XX.  Regarding interest/dividend income, dividend income on Schedule B is from 2 sources.  (XXX & XXXXXXXXXXXXXX).  Borrowers liquid funds $XXXXXX.XX – CTC $XXXXXX.XX = $XXXXX.XX remaining liquid funds.  Borrower withdrew $XXXXXX.XX from account #1.  Two-year average interest income for account #2 = $XXX.XX.  Audit disagrees with using XXXX bonus as YTD.  The XXXX amount is in line with XXXX & XXXX total bonus.  WVOE does not verify it is quarterly.  Revised DTI 46.73%.  Condition remains.09/27/2017:  Re-calculated DTI is 48.19%09/26/2017:  Audit recalculated income and debts.  DTI = 48.19%.  PITI:  fully indexed rate $XXXX.XX + XXXX.XX + XX.XX = $XXXX.XX.  Debts:  $480 from XX/XXXX credit report and statements.  Departing residence:  $XXXX x 75% less P&I $XXXX tax $XXX.XX insurance $ $XX.XX = <$XXXX.XX>.  B1 income:  base $XXXXXX.XX bonus (36-month average) $XXXX.XX partnership loss <$XX.XX>.  B2 income:  base $XXXXX.XX bonus (36-month average) $XXX.XX partnership loss <$XX.XX>.
												FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300642793	6c7edad7-ff9e-e711-8f48-f4e9d4a75ba2	23		Non-QM/Compliant		Credit		Failure to obtain Credit Report	Credit report in file is expired. A valid credit report at the time of loan origination is required.		10/02/2017: Received updated credit report. Condition cleared.	FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300642793	aa461e5e-ff9e-e711-8f48-f4e9d4a75ba2	14		Non-QM/Compliant		Credit		Failure to obtain Title	Missing Title for the subject property. Provide Title.		09/25/2017: Received preliminary title and title supplement. Condition cleared.	FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300642793	9087f549-80a7-e711-8f48-f4e9d4a75ba2	724		Non-QM/Compliant		Credit		Missing Documentation	Added 10/02/2017: Borrowers paid off 5 revolving accounts at closing. Client requires evidence of account closure.		11/10/2017: Audit acknowledges the client approved guideline exception. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300642793	8cad391f-e89e-e711-8f48-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		09/25/2017: CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides with a 720 FICO, loan qualified with a 784 FICO Years on Job Borrower has 16 years on the job Reserves are higher than guideline minimum UW guides require minimum of 12 months reserves, loan qualified with 121.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300630821	ca72d9d1-afa0-e711-8f48-f4e9d4a75ba2	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
											09/23/2017: Breach deemed non-material. Loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.56% Reserves are higher than guideline minimum UW guides required 12 mos reserves, loan quallified with 26.50 mos FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300630821	db32b908-6edf-4025-92d3-101449a68560	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on final CD.		09/23/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.56% Reserves are higher than guideline minimum UW guides required 12 mos reserves, loan quallified with 26.50 mos FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300630821	a630a46e-5aa1-e711-8f48-f4e9d4a75ba2	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet 10% threshold. Cure provided per lender credit on final CD.		09/23/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 37.56% Reserves are higher than guideline minimum UW guides required 12 mos reserves, loan quallified with 26.50 mos FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764				3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300555937	7d342ac0-5e95-44ad-b462-aab15b50beb7	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
											Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 42.55%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300555937	27fa8e61-0cb6-4040-a635-1f64ce65c6e7	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD dated reflects an Appraisal Re-cert Fee of $XXX.XX and Tract Search Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		Final CD reflects $XXX credit for increase in Closing Costs above legal limit. Loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 42.55%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300590708	a0b4687d-a15c-4854-8fb5-a92b098d89df	1		Non-QM/Compliant		Compliance		General Compliance Exception	Loan has Interest Only terms which does not meet qualified mortgage parameters.	08/29/2017: Please confirm re-reviewing this file per instruction from Investor.I/O terms are allowed per Client new product guidelines. You need to check with them.	09/07/2017: Audit consulted with Investor, and has determined that the loan was presented as non-QM / ATR compliant. Loan will be rated a B.08/29/2017: Audit reviewed updated Guidelines approved by the Investor, and has determined that the Interest Only ARM product is deemed acceptable. Condition cleared. 08/22/2017: Pending Client exception review	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides require 12 months reserves, loan qualified with 45.70 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.46%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300590708	700c67cf-bf86-e711-8f48-f4e9d4a75ba2	3174		Non-QM/Compliant		Compliance		Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower.
											08/21/2017: Breach deemed non-material. Loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 DTI is lower than guideline maximum UW Guides require 12 months reserves, loan qualified with 45.70 months reserves LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52.46%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300621847	0a2dc020-9b2d-4535-b10b-2c484c47c209	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300621847	db59f756-85af-e711-8f48-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.	10/16/2017: this should be waived.	10/16/2017: Audit review of lender blanket attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300656681	881eab7f-97d3-e711-8f48-f4e9d4a75ba2	3174		Non-QM/Compliant		Compliance		Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
											Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years on Job Borrower has 11 years on job LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.81%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300656681	7ab8e643-5404-4a16-b9ce-395c451a1970	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years on Job Borrower has 11 years on job LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.81%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300656681	f608efc5-95d3-e711-8f48-f4e9d4a75ba2	906		Non-QM/Compliant		Credit		Missing hazard insurance declaration	An H-06 hazard insurance declaration for the subject property was not provided.	Master Policy provided on page 72 evidences "all-in/walls-in" coverage so no hazard insurance required	11/30/2017: Audit reviewed Lender's rebuttal and agrees. Master policy includes walls in & betterment coverage. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 Years on Job Borrower has 11 years on job LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.81%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300855975	5dc5991c-b49d-4c6a-b488-558fae50addd	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state license number of the Settlement Agent is missing; subject state requires a Settlement Agent license. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300642543	007e8fe3-d811-405c-9a28-e094d29288e1	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee/Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).		3/26/18: This finding is deemed non-material and rated an B.	Years on Job Borrower has been employed for 12 years Reserves are higher than guideline minimum Rrequired reserves of 24 months is less than reserves provided. DTI is lower than guideline maximum DTI of 25.75% is lower than guideline maximum of 43%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300642543	0d3a460f-14c0-4a05-9017-9a3e46459963	3248		Non-QM/Compliant		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final : Closing Costs Financed, as $0.00 The correct amount should be $XXXXX.XX. The lender did not show the closing costs financed . Provide re-disclosed CD and letter of explanation.		3/26/18: This finding is deemed non-material and rated an B.	Years on Job Borrower has been employed for 12 years Reserves are higher than guideline minimum Rrequired reserves of 24 months is less than reserves provided. DTI is lower than guideline maximum DTI of 25.75% is lower than guideline maximum of 43%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300642543	9292e6a6-372e-42d6-9ed5-75ff9ca3fb56	3175		Non-QM/Compliant		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. Initial LE reflects an Rate Lock Extension fee of $0.00 with no resulting COC for any subsequent disclosures. Final CD reflects an Rate Lock Extension fee of $XXXX.XX for a variance/refund required of $XXXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		03/28/2018: Received change in circumstance. Condition cleared.	Years on Job Borrower has been employed for 12 years Reserves are higher than guideline minimum Rrequired reserves of 24 months is less than reserves provided. DTI is lower than guideline maximum DTI of 25.75% is lower than guideline maximum of 43%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300642543	9176c4af-1231-e811-9a1b-f4e9d4a75a52	22		Non-QM/Compliant		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		03/28/2018: Received VVOE within 10 business days prior to the note date. Condition cleared.	Years on Job Borrower has been employed for 12 years Reserves are higher than guideline minimum Rrequired reserves of 24 months is less than reserves provided. DTI is lower than guideline maximum DTI of 25.75% is lower than guideline maximum of 43%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300790938	f775b68c-5af1-4959-99f8-8e384bbd5684	3278		Non-QM/Compliant		Compliance		Funding occurred before RTC Expiration Date	The ROR ended on XX/XX/XXXX and the loan funded prior to the ending ROR end date. Provide a corrected CD, LOE to the borrower and re-open the recession if necessary. Additional conditions may apply.	RTC expiration date was X/X, this appears to be invalid.	06/21/2018: Right to cancel expiration date is XX/XX. Received post consummation CD reflecting disbursement date of XX/XX. Condition cleared. Loan will be rated a B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300790938	06df820f-4573-e811-931d-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The subject is in a dry funding state. The final Alt A Settlement Statement reflects cash to the borrower of $XXXX.XX vs. the Final CD reflects cash to the borrower of $XXXX.XX. Provide funding CD.		06/22/2018: Received PCCD and explanation letter condition cleared. Loan will be rated a B.06/21/2018: Received post consummation closing disclosure correcting cash to borrower. However, missing explanation letter to borrower. Condition remains.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016455	c6c3230f-50f5-4d72-a91a-c31a3ac852c3	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Lender's Title Insurance, Title - Settlement Fee, Title - Tax Certification Fee and Title - Wire Transfer Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title - Lender's Title Insurance, Title - Settlement Fee, Title - Tax Certification Fee and Title - Wire Transfer Fee and did not use the provider on the WLSP. The Title - Lender's Title Insurance, Title - Settlement Fee, Title - Tax Certification Fee and Title - Wire Transfer Fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
											Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 12.93% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.15% Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 693.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016455	698d38ce-c620-e911-bd2f-f4e9d4a75a52	7		Non-QM/Compliant		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $0 for an Interest Only loan, per the final CD the borrower received a cash out amount of $XXXXXX.XX. Client Overlay Exception, Client to Review - Cash out amount of $XXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.	01/29/2019: Exception approval attached	01/29/2019: Audit acknowledges the client approved guideline exception for Cash Out amount outside of guidelines. Loan will be rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 12.93% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.15% Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 693.60 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301072550	27f6d703-913b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/04/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120214	5479f898-4e3c-e911-bd2f-f4e9d4a75a52	3297		Not Covered/Exempt		Compliance		Loan Estimate document error	Section F of the LE indicates prepaids are collected. The Prepaids Total includes a total for Property Taxes but the taxes collected for the was not completed. No Cure.		03/05/2019: Property taxes on closing disclosure were paid by the seller. Invalid condition. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120214	e1de2785-4e3c-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report missing from the file.		03/04/2019: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300460574	7cf36989-dd4b-e711-bbc0-f4e9d4a75ba2	1		Non-QM/Compliant		Credit		General Credit Exception	Lender Exception located in loan file; Client to Review – maximum LTV/CLTV per guidelines for program is 70%. Loan was approved at 75%.		06/22/2017: Audit acknowledges the client approved exception for LTV/CLTV exceeding guides by 5%. Loan will be rated a B.06/15/2017: Pending Client exception review	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.24 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.78%			Final HUD used for testing	3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300460574	6a8ba86e-504c-e711-bbc0-f4e9d4a75ba2	2		Non-QM/Compliant		Credit		LTV exceeds guidelines	75% LTV > 70% max allowed for a cash out refinance. The file contains a Lender Exception request for 5% LTV with the following compensating factors: 98 months reserves, FICO higher than minimum and DTI lower than max allowed.		06/22/2017: Audit acknowledges the client approved exception for LTV/CLTV exceeding guides by 5%. Loan will be rated a B.06/15/2017: Pending Client exception review	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.24 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.78%			Final HUD used for testing	3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300460574	64b1992d-a24b-e711-bbc0-f4e9d4a75ba2	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	This loan was originated through our correspondent channel. We allow our correspondent partners to choose AIR compliant appraisers per the correspondent seller guide previously provided. The underwriting is non-delegated and the appraisals go through the same underwriting and desk review process as our retail and wholesale appraisals.	06/14/2017: Audit reviewed Lender's rebuttal and agrees. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.24 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.78%			Final HUD used for testing	3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300460574	1ff4629e-dc4b-e711-bbc0-f4e9d4a75ba2	1688		Non-QM/Compliant		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for property #2, #9, #12, and #13 on the final application not provided.		06/14/2017: Received evidence of taxes, insurance and HOA for 4 properties. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 106.24 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.78%			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079511	5ea16ae4-69bb-49ef-bb01-94f27a9d1fad	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX for the HOA dues vs. the actual amount of $XXX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	05/10/2019: LOE, PCCD and XXXXXX	05/13/2019: Lender provided LOE, PCCD and Proof of delivery. Cured Post Close. Non-material finding, loan will be graded a B for all agencies.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	c80efac7-bb9f-4f14-bf0a-cc78506bbb14	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the funding CD, is checked but no description was provided. NOT IN ESCROW: Provide a Letter of Explanation and Re-Disclose Correct Information.	05/10/2019: LOE, PCCD and XXXXXX	05/13/2019: Lender provided LOE, PCCD and Proof of delivery. Cured Post Close. Non-material finding, loan will be graded a B for all agencies.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	3b4ed2ec-48f3-4b5a-bd0c-07221082d053	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Settlement Fee is reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title-Settlement Fee should be listed in section B of the final Closing Disclosure. Additionally, the Recording Fee disclosed in Section E of the Closing Disclosure was not itemized. Provide corrected CD and LOE to the Borrower.	05/10/2019: LOE, PCCD and XXXXXX	05/13/2019: Lender provided LOE, PCCD and Proof of delivery. Cured Post Close. Non-material finding, loan will be graded a B for all agencies.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	00ba08a3-8760-4b27-adfd-bc0d6f645e20	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title- Notary Fee in section B of the funding Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	05/09/2019: see attached LOE, CD and tracking.	05/10/2019: Lender provided LOE and PCCD. Cured post close. Non-material per SFIG guidance, loan will be graded a B for all agencies. 04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	e0dc2e05-3e83-4112-9d80-edb1795b3d34	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The funding Closing Disclosure Contact Information section is incomplete. The State license ID of the Borrowers/Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.	05/10/2019: LOE, PCCD and XXXXXX XX/XX/XXXX, 4:28:47 pm XXXXXXXX removed the Broker's as this was a purchase from the builder and no broker's were involved. See Seller's CD. Attached	05/13/2019: Lender provided LOE, PCCD and proof of delivery. Cured post close. Non-material per SFIG guidance, loan will be graded a B for all agencies. 05/09/2019: Lender responded the Bank removed the broker's as this was a purchase from the builder and no broker's were involved and provided the Seller's CD; however, the borrower's final CD shows there is a sellers broker and a buyers broker which matches the purchase contract. Condition remains.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	9ba3cc13-2091-4226-9904-a7354cf678c4	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender and broker.	5/3/2019: Please accept this as confirmation that the XXXX (lender) does not have affiliates that it refers settlement services to. Attached is the broker's list of affiliates. None of which were utilized on this loan.	05/07/2019: Lender’s attestation no affiliates is acceptable. Broker’s affiliated business disclosure is not dated, unable to determine if provided within 3 days of application date. Disclosure tracking, page 754, does not reflect the disclosure was included in the initial package. Condition remains non-material. Loan will be rated a B for all agencies.04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079511	6bd540ea-5660-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/03/2019: The AVM report value of $XXXXXXXX.XX to appraisal value of $XXXXXXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	No Mortgage Lates UW Guides require 1 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 99.6 months reserves Years on Job Borrower has 12 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079510	2978c9a0-8397-44c7-b08e-4f0836b2662f	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing Balance Sheets and YTD Profit & Loss statements for all businesses listed on the application.		02/27/2019: Received P&L statements and balance sheets for all businesses. Recalculated DTI 40.46%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079510	5a8ad439-2866-49b4-ba62-f9c82ef38591	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079510	f3f87d22-6d34-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	02/27/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/04/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains. 02/27/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition remains.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079510	a81bad2f-a133-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing Balance Sheets for all businesses listed on the application.		02/27/2019: Received P&L statements and balance sheets for all businesses. Recalculated DTI 40.46%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079510	635176c9-a133-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD Profit & Loss statements for all 4 businesses listed on the application. Per the Guidelines, the requirement is for the Profit & Loss to be completed with the most recent 60 days of income.		02/27/2019: Received P&L statements and balance sheets for all businesses. Recalculated DTI 40.46%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079510	53e668f8-a433-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA report provided	02/28/2019: Lender provided CDA report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 130.8 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	d758b3e7-7e34-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance Sheet for Schedule C and Business A on Schedule E Part II of XXXX tax return, and missing executed business and personal tax returns		2/28/2019: Violation addressed in credit section. Condition Cleared02/25/2019: Received XXXX P&L and balance sheet for S-Corporation. Received executed tax returns. P&L and balance sheet for Schedule C not provided. Condition remains.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	9f266f58-7f34-e911-bd2f-f4e9d4a75a52	2876		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	4.8 mos. < 6 mos. required, per lender guidelines		02/25/2019: Audit reviewed asset documents and updated statements provided. Borrower has sufficient cash to close plus reserves. Condition cleared.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	8e1a19ca-4a34-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	Home Warranty in Section H of the final Closing Disclosure does not reflect the word "Optional". Cure provided on post consummation CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079505	31309ab9-7f34-e911-bd2f-f4e9d4a75a52	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure does not provide an itemization of Recording Fees in Section E. Cure provided on post consummation CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079505	845f7acc-7f34-e911-bd2f-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		02/25/2019: Received rate lock agreement. Compliance testing complete. Condition cleared.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	809eeaa9-5334-e911-bd2f-f4e9d4a75a52	32		Non-QM/Compliant		Credit		Failure to obtain Income Documentation	Lender guidelines require 24 months income to qualify. Lender used 18 months average income to qualify the borrower. Lender exception in file reflects 10 mos reserves which is not documented in loan file.
2/28/2019:  Borrower was a wage earning resident before he started his current self-employed XXXXXXX XXXXXX. The prior and much lower residency income was not a true indicator of the income the borrower was currently earning from the start of his XXXXXXXX. Allowed less than two years as self-employed since the borrower is a XXXXXXXXXXX and has been a XXXXXXXX XXXXXXXX for more than two years. He is in the same line of work and progressed to a higher income level once he finished his XXXXXXXX. All noted in UW commentary for the loan. Also, it is noted that a 24 months average could have been used to be overly conservative and had a DTI of 42%.

03/14/2019:  Audit consulted with compliance and has determined the documentation previously provided is acceptable.  Condition cleared.03/01/2019:  Audit reviewed lender’s rebuttal and disagrees.  Borrower has been self-employed for < 2 years.  Per Portfolio Jumbo Prime Non-QM Program 1.10.17 guidelines, approval for < 2 years income is granted to an operation/underwriting manager for loan amounts up to 2.5 million with business bank statements to support P&L statement.  Business statements provided, however, the loan approval summary is signed by the underwriter.  No manager signature provided.  Condition remains.02/25/2019:  Reviewed income documents provided.  Borrower has been self-employed for < 2 years.  Per Portfolio Jumbo Prime Non-QM Program 1.10.17 guidelines, approval for < 2 years income is granted to an operation/underwriting manager for loan amounts up to 2.5 million with business bank statements to support P&L statement.  Business statements provided, however, the loan approval summary is signed by the underwriter.  No manager signature provided.  Condition remains.
												Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	088465cf-6231-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		03/01/2019: Upon further review, Exhibit A is included. Condition cleared.02/25/2019: Received executed sales contract. Per page 2 of 10, item #6, Exhibit A attached regarding other terms. Exhibit A not provided. Condition remains.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	ac06ea86-4c34-e911-bd2f-f4e9d4a75a52	824		Non-QM/Compliant		Credit		Insufficient Reserves	4.8 mos. < 6 mos. required, per lender guidelines. Assets verified of $XXXXXX.XX minus EMD of $XXXXX.XX, cash to close of $XXXXXX.XX = $XXXXX.XX for reserves which is not sufficient for the subject. Lender used 100% of retirement balances to qualify vs. 60% allowed per guidelines. ATR Non-Compliant
02/25/2019:  Located verification of EMD provided with another condition.  Borrower has sufficient cash to close plus reserves.  Condition cleared.02/25/2019:  Audit reviewed asset documents and updated statements provided.  Calculation:  personal checking $XXXXXX.XX + personal money market $XXXX.XX + business checking $XXXXX.XX + IRA (page 403) @ 60% $XXXX.XX + IRA (page 408) @ 60% $XXXXX.XX = $XXXXXX.XX.  Did not include deferred com since only terms & conditions of withdrawal provided.  Did not include IRA (XXXXXXXX) since no account holder name present.  Did not include $XXXXX.XX EMD since missing 12/16/16-1/12/17 statement to verify disbursement.  Verified assets: $XXXXXX.XX – EMD $XXXXX – CTC $XXXXXX.XX = $XXXXX.XX remaining funds.  Borrower has 5.2 months reserves; however, 6 months are required.  Condition remains.
												Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079505	4cfc2427-4e35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	a1c7d2a6-5d34-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Pending Client review02/25/2019: See attached updated approved appraiser list. The appraiser for the subject property is not on the list. Condition remains.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	a5539df1-5f31-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C and Business A on Schedule E Part II of XXXX tax return as required per guidelines.		03/01/2019: Upon further review, since there are no additional income docs for the schedule C business past XXXX, and we are not using any income from this position, P&L and balance sheet not required. Condition cleared. 02/25/2019: Received XXXX P&L and balance sheet for S-Corporation. P&L and balance sheet for Schedule C not provided. Condition remains.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	8a88fc12-6031-e911-bd2f-f4e9d4a75a52	2789		Non-QM/Compliant		Credit		Missing Executed Business Returns	Per guidelines, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		02/25/2019: Received executed business tax returns. Condition cleared.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	2fae74e4-4334-e911-bd2f-f4e9d4a75a52	2788		Non-QM/Compliant		Credit		Missing Executed Personal Tax Returns	Per guidelines, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.		02/25/2019: Received executed XXXX/XXXX personal tax returns. Condition cleared.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	82f9d7e3-5f31-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C and Business A on Schedule E Part II of XXXX tax return as required per guidelines.		03/01/2019: Upon further review, since there are no additional income docs for the schedule C business past XXXX, and we are not using any income from this position, P&L and balance sheet not required. Condition cleared. 02/25/2019: Received XXXX P&L and balance sheet for S-Corporation. P&L and balance sheet for Schedule C not provided. Condition remains.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079505	a0d45108-4434-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	02/28/2019: Lender provided CDA Report, exception cleared.	Years in Field Borrower has 9 years in field FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 763 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120869	8f65e0b4-4735-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum Lender guidelines require 6 months reaserves, loan qualified with 14 months reserves DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 18.04% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120869	31bc5a91-7d34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	02/28/2019: Lender provided CDA Report, exception cleared.	Reserves are higher than guideline minimum Lender guidelines require 6 months reaserves, loan qualified with 14 months reserves DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 18.04% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079504	60ff16c9-9060-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/06/2019: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	fea5ef91-2f2e-4e95-a422-d6c5acd0a4dc	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXX Balance Sheet and YTD XXXX P&L Statement for Business # 1, 2, 4, 5, 7, 8, 9, 10, 11, and 37		03/01/2019: Violation addressed in credit section. Condition Cleared02/25/2019: Received P&L and balance sheets for business 1,2,4,5,7,8,9,10,11. Missing P&L and balance sheet for business #37. Condition remains.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	10b2e78e-274d-4a1f-a3f9-3c794320634a	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD is checked but no description was provided. No cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079501	c7d7d9c1-4b35-e911-bd2f-f4e9d4a75a52	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure fails to itemize Recording Fee in Section E as required by regulation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079501	3ec4be83-6fd2-40c2-940f-fe97312ab1c7	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		02/25/2019: Received evidence of rate lock. Compliance testing competed. Condition cleared.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	17e37f29-a434-e911-bd2f-f4e9d4a75a52	2857		Non-QM/Compliant		Credit		Cash Out Amount Exceeds Guideline Maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXXXXXX.XX exceeds the maximum cash out of $XXXXXX allowed by the client.		03/12/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079501	95ff90ee-a334-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/25/2019: Received final application. Condition cleared.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	4275e0cd-4635-e911-bd2f-f4e9d4a75a52	852		Non-QM/Compliant		Credit		Failure to Obtain Required Documentation	Evidence of mortgage payment and property taxes for property #5 on the initial application not provided. The loan file contains evidence that proceeds from the subject transaction went toward purchase of a new property. The loan file contains only a hazard insurance policy for that property. Additional conditions may apply once the missing documentation received.	03/21/2019: concurrent loan docs03/18/2019: final 1003 and approval	03/22/2019: Lender provided concurrent loan docs. Exception cleared.03/19/2019: Lender provided 1003 and approval. The loan approval reflected the cash out proceeds were to purchase a second home that the borrower is purchasing but has not closed yet and the full PITIA was included in the debt ratio. Provide verification of the full PITIA that was included in the debt ratio. Exception remains. 02/25/2019: Received initial application. However, evidence of mortgage payment and property taxes not provided. Condition remains.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	4258bc6e-4635-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	209cac35-a534-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet and YTD XXXX P&L Statement for Business # 1, 2, 4, 5, 7, 8, 9, 10, 11, and 37	03/18/2019: ownership percent02/28/2019: P&L statement from XXXX XXXX is not required since it is a passive entity	03/19/2019: Lender provided verification borrower owns less than 25% of business #37. Guidelines states a balance sheet is not required if less than 25% ownership. Exception cleared.03/04/2019: Audit reviewed document provided which states “the income from this trading operation is not passive activity income as to any general or limited partner.” Condition remains.02/25/2019: Received P&L and balance sheets for business 1,2,4,5,7,8,9,10,11. Missing P&L and balance sheet for business #37. Condition remains.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	ba0c3941-a534-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current XXXX Balance Sheet for Business # 1, 2, 4, 5, 7, 8, 9, 10, 11, and 37. Per lender guidelines, both Profit & Loss Statement and Balance Sheet are required.	03/18/2019: ownership percent02/28/2019: P&L statement from XXXX XXXX is not required since it is a passive entity	03/19/2019: Lender provided verification borrower owns less than 25% of business #37. Guidelines states a P&L and balance sheet is not required if less than 25% ownership. Exception cleared.03/04/2019: Audit reviewed document provided which states “the income from this trading operation is not passive activity income as to any general or limited partner.” Condition remains.02/25/2019: Received P&L and balance sheets for business 1,2,4,5,7,8,9,10,11. Missing P&L and balance sheet for business #37. Condition remains.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079501	e0cb9300-a134-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA report, exception cleared.02/25/2019: No document uploaded for review. Client to provide CDA. Condition remains.	Years Self Employed Borrower has 34 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 23.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079493	4eda29ec-6988-43ae-b54b-03427cdcef29	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.		03/13/2019: Received evidence borrower acknowledged initial CD. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079493	1dedbfcc-1e2b-4932-af81-c84f0c2d1bfe	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both the Lender and the Broker.		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079493	abf2577b-05d5-4eac-b9d6-b34b8f1a0cf5	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure - Missing Doc Not Provided.		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079493	164e87e9-d636-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.		03/19/2019: Received final application. Condition cleared.	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079493	e6e8f0e1-d636-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079493	2af23948-d536-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared,	Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 60.5 months reserves Years on Job Borrower had 22 years same job. DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 45%, loan qualifies with a DTI of 39.16%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120868	9baaf0c8-3567-4150-b257-f95d028c646b	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the funding CD is checked but no description was provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120868	5a048ade-ca37-4cb8-804f-ef596b21cdb3	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the funding Closing Disclosure is missing the name of the service provider. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120868	71656bc1-5243-4738-8132-0b932e3831cb	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120868	7219d95d-7531-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		02/26/2019: Received executed sales contract. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120868	30340002-8131-e911-bd2f-f4e9d4a75a52	1552		Non-QM/Compliant		Credit		Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at or before closing. 4506-T signed at or before closing not provided.		02/26/2019: Received executed 4506-T. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120868	84aefe01-8531-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.9% Years on Job Borrower has 2 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079488	bd6ef07e-07a1-4a4e-8cac-6176c3d6f97a	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement for Schedule C tax return.		03/01/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079488	249d0bdd-b275-42e7-a090-d6bbb5d6f37d	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the final CD is checked but no description was provided. Provide a Letter of Explanation and Re-Disclose Correct Information.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079488	80a3b330-d456-4709-9fd0-c05b8f1bf984	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material with a final grade of a B	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079488	41266959-8739-4f45-bcd8-63970a644156	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079488	1c247acf-b636-e911-bd2f-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	02/28/2019: rate lock	03/04/2019: Lender provided rate lock. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079488	60eb1dd4-e733-e911-bd2f-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXXXXX The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX A cost estimator from the insurer was not provided.		03/14/2019: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079488	084c30db-5634-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C tax return.		03/14/2019: Received XXXX YTD P&L statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079488	db3cf4f9-da33-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712 Years Self Employed Borrower has 18 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	4dee61c0-0d9f-4db2-8b33-cf5c6399b127	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement for Schedule C Business D and Business A, E, on Schedule E Part II of XXXX and XXXX tax return and missing K-1's for Business E on XXXX and XXXX Schedule E Part II		02/27/2019: Received XXXX K-1 for business E. The XXXX business tax returns reflect $0 income/expenses and the XXXX personal tax returns do not reflect this business on Schedule E II. XXXX K-1 is not required. Received P&L statement and balance sheet for business A and E and for Schedule C. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	7f0f86f1-6b34-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		02/27/2019: Received fully executed contract and addendums. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	0e2c3f56-6434-e911-bd2f-f4e9d4a75a52	5		Non-QM/Compliant		Credit		Insufficient Credit Score	Credit score of 730 < 740 the minimum credit score required per lender guidelines.		Lender exception provided for FICO not meeting program guidelines	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079487	38ad7d9a-7434-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 02/27/2019: The file contains two appraisals. Neither appraiser is on the approved appraiser list provided by the lender. See attached. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	66bd5f71-fa35-e911-bd2f-f4e9d4a75a52	2793		Non-QM/Compliant		Credit		Missing K-1	Missing K-1's for Business E on XXXX and XXXX Schedule E Part II. If 25% or greater ownership. Additional conditions will apply		02/27/2019: Received XXXX K-1 for business E. The XXXX business tax returns reflect $0 income/expenses and the XXXX personal tax returns do not reflect this business on Schedule E II. XXXX K-1 is not required. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	9af25ec4-7734-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business D and Business A, E, on Schedule E Part II of XXXX and XXXX tax return. Both Profit & Loss Statement is required. Additional conditions will apply.		02/27/2019: Received P&L statement and balance sheet for business A and E and for Schedule C. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079487	944be65f-7b34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 44.30% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 77.20 months reserves Years Self Employed Borrower has 7 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120867	b5315214-274b-431f-a786-19a42b08feac	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXXand XXXX year end Balance Sheet and YTD XXXX and XXXX Year End P&L Statement for Schedule C Business and Business A, B and C on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120867	92268172-d9a3-4ac4-b6b3-e6044e8d94a8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		12/21/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120867	ebf745e4-3935-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120867	fbbac355-1b36-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX and XXXX year end Balance Sheet for Schedule C Business and Business A, B and C on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		03/01/19: Lender provided the year end balance sheets for Schedule C Business and Business A, B and C on Schedule E Part II of XXXX tax return. Condition cleared.	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120867	d99306a1-1b36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX and XXXX Year End P&L Statement for Schedule C Business and Business A, B, and C on Schedule E Part II of XXXX tax return as required by the Lender Guidelines.		03/01/19: Lender provided the YTD XXXX and XXXX Year End P&L Statement for Schedule C Business and Business A, B, and C on Schedule E Part II of XXXX tax return. Condition cleared.	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120867	cd225418-3235-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Reserves are higher than guideline minimum UW Guides require a minimum of 18 months reserves, loan qualified with 209 months reserves. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 16.64% DTI Ratio. Years Self Employed Borrower has been self employed for 27 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079484	fd338b23-b436-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The final Closing Disclosure fails to specify that the Home Warranty Fee in Section H is “(optional)” as required by regulation. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.41 FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 706				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079484	d9dc640f-a836-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/18/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.41 FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 706				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079484	1e5b1ef5-2335-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.41 FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 706				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	6a6eb057-ba36-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and current XXXX Balance Sheet for Schedule C Business and Business C, on Schedule E Part II of XXXX tax return as required per guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	b27ed522-b1a0-4b82-9517-47fa47872887	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	03/18/2019: wet signed CD on X/XX	03/19/2019: Lender provided CD which was signed by both borrower's on XX/XX. Exception cleared. 03/01/2019: Received evidence borrower acknowledged initial CD X/XX and co-borrower acknowledged X/XX. Timing requirement not met. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120866	7b97263f-ba36-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. 30 days prior to note date used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.		03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared.03/01/2019: Received evidence initial disclosure package was provided X/XX However, unable to determine if it was within 3 days of application date. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	de4a95cb-ce8e-483a-ba5e-2b1f9beac126	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Brokers Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120866	d540a4f1-5035-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	040f8f57-0336-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business and Business C on Schedule E Part II of XXXX tax return.		03/21/2019: Audit verified guidelines do not require balance sheet for Schedule C business. Exception cleared.03/01/2019: Received P&L statement and balance sheet for Business C on Schedule E II. Missing P&L and balance sheet for Schedule C business. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	04c94649-0336-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business and Business C, on Schedule E Part II of XXXX tax return as required per guidelines.	04/12/2019: updated uw figures	04/12/2019: Lender updated the LAS and approval and removed the schedule C income since a P&L was not provided. Exception cleared.03/21/2019: Audit verified schedule C income was used in qualification; therefore, P&L is required. Exception remains.03/01/2019: Received P&L statement and balance sheet for Business C on Schedule E II. Missing P&L and balance sheet for Schedule C business. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120866	1ecac7d7-0236-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 190.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120865	17ff6268-e620-4b54-b798-526abadd6c7f	3217		Non-QM/Compliant		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable		02/26/2019: Received air bill, explanation letter and post consummation CD correcting values for estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	c2c25bfb-0534-42f4-8041-557681fec94b	3218		Non-QM/Compliant		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-5 $X,XXX.XX, Year 6 $X,XXX.XX to $X,XXX.XX, Year 7 $X,XXX.XX to $X,XXX.XX, and Years 8-30 $X,XXX.XX to $X,XXX.XX. The calculated payment amount for Years 1-5 $X,XXX.XX, Year 6 $X,XXX.XX to $X,XXX.XX, Year 7 $X,XXX.XX to $X,XXX.XX, and Years 8-30 $X,XXX.XX to $X,XXX.XX. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
											02/26/2019: Received air bill, explanation letter and post consummation CD correcting values for estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	2d451810-44d6-4c3e-b134-951f4256a917	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		02/26/2019: Received air bill, explanation letter and post consummation CD correcting values for estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. Condition cleared. Loan will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	467e69d3-2631-e911-bd2f-f4e9d4a75a52	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation HOA for the field Other. Final CD to include explanation HOA.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	d31b7dd8-1131-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. 30 days prior to note date used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.		02/26/2019: Received evidence of application date. Disclosures were provided within 3 days. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120865	65e39d70-2631-e911-bd2f-f4e9d4a75a52	3250		Non-QM/Compliant		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Monthly Escrow Payment should be $XXX.XX and the Escrow Property Costs Over Year 1 should be $X,XXX.XX. Provide re-disclosed CD and letter of explanation.	03/01/2018: revised PCCD	03/04/2019: Received corrected CD with correct amount entered for Escrowed Property Costs Over Year 1, letter of explanation to the borrower and proof of delivery, this exception is deem non-material per SFIG guidance, loan will be graded B for all agencies.02/26/2019: Received air bill, explanation letter and post consummation CD correcting values for estimated escrow, estimated total monthly payment and estimated taxes, insurance & assessments. However, escrow account, page 4 of 5 on the PCCD, is incorrect. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301120865	11e88a54-2b8d-4292-9429-b8557e9c5282	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	d0299734-4831-e911-bd2f-f4e9d4a75a52	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120865	d10d5fa4-1431-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		02/26/2019: Received fully executed sales contract. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120865	abc56970-4731-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120865	38837767-1131-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 808 Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 75 months’ reserves Years in Field Borrower has 24 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079477	7eb9d8bc-ab92-4f68-baae-5ea07796dadf	2877		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Guidelines require the borrower to have no delinquencies 30 days or greater within the past 12 months to be eligible for financing. According to the credit report in file, the borrower was more than 30 days delinquent within the past 12 months.		03/01/2019: Violation addressed in credit section. Condition Cleared	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079477	cff5096c-a345-4390-80b6-2fba45d9f2d4	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Escrow Fee and Title-Wire Transfer Fee were reflected in section C of the funding Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title-Escrow Fee and Title-Wire Transfer Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079477	47ee0b91-1535-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		03/05/2019: Received final application. Condition cleared.03/01/2019: Received final 1003, however it is missing page 4 of 4. Condition remains.02/26/2019: Received final 1003, however it is missing page 4 of 4. Condition remains.	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079477	a63286dc-9334-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		03/01/2019: Received updated escrow instructions verifying seller concession. Condition cleared.02/26/2019: Received fully executed sales contract. The final CD reflects seller concession of $XXXX. Missing contract addendum verifying seller concession. Condition remains.	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079477	bc55570c-1635-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079477	03a08c39-1635-e911-bd2f-f4e9d4a75a52	31		Non-QM/Compliant		Credit		Mortgage lates not within guidelines	Guidelines require the borrower to have no delinquencies 30 days or greater within the past 12 months to be eligible for financing. According to the credit report in file, the borrower was more than 30 days delinquent within the past 12 months.		03/25/2019: Client acknowledged exception. Condition cleared. Loan will be graded a B.	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079477	bea5b170-1835-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA report, exception cleared.	Years on Job Borrower has 25 years on job Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.36%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079472	1a899449-5531-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		02/27/2019: Received final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079472	f091ee30-f835-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079472	2bcd2ba2-e635-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/219: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.38% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079455	b9bbac19-5836-e911-bd2f-f4e9d4a75a52	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	60.26% DTI > 45% Guideline maximum		03/01/2019: Violation addressed in credit section. Condition Cleared	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079455	38a86467-d138-4cc9-9ba4-211c450fac2e	3250		Non-QM/Compliant		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established is not disclosed. Either the box for "you declined it" or "your lender does not offer one" must be checked.		03/05/2019: Received explanation letter, evidence of delivery and post consummation correct escrow section. Condition cleared. Loan will be rated a B for all agencies.	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301079455	bab11800-8134-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 45%. Due to the improper calculation of debts, the actual DTI is 60.26%. Lender used estimated mortgage payment for 2 of the Rental properties.	03/13/2019: OtherTaxDocs03/04/2019: See UW response and support documentation.	03/15/2019: Lender provided tax documents. Audit confirmed the lender calculated the net rental income using the net rental income or loss + depreciation. Exception rescinded.03/05/2019: Escalated to management.	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079455	29be2c87-e535-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.	02/28/2019: final signed 1003	03/04/2019: Lender provided signed final 1003, exception cleared.	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079455	d8cbe87c-e535-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079455	fbcfa1db-6434-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Years in Field Borrower has 32 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	400feb0f-6b19-40bd-b376-d0e67425ac2d	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance sheet for Businesses A and B and the Business on Schedule C for the borrower. Missing current XXXX P&L and Balance sheet for Businesses A & B for the co-borrower.		03/01/2019: Violation addressed in credit section. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	985971e3-4135-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	7f68ed73-4a35-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	a8a81181-4235-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Businesses A and B and the business on Schedule C for the borrower. Missing current XXXX Balance Sheet for Businesses A and B for the co-borrower. The guidelines require both Profit & Loss Statement and Balance Sheet.		03/21/2019: Audit verified guidelines do not require balance sheet for Schedule C business. Exception cleared.03/01/19: Lender provided the YTD P&L and Balance sheets for the borrower and co borrowers corporation, S-Corp. and Partnerships. Please provide the YTD P&L and Balance Sheet for the borrower's schedule C business. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	9295991c-4235-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Businesses A and B and the Business on Schedule C for the borrower. Missing current XXXX P&L for Businesses A & B for the co-borrower. The guidelines require both Profit & Loss Statement and Balance Sheet to be provided in the file for all businesses where borrower's have over 25% ownership interest.	04/11/2019: Sch C p and l	04/12/2019: Lender provided the P&L statement for the schedule C business. Exception cleared.03/21/2019: Audit verified schedule C business was used in qualification; therefore, the P&L was required. Exception remains.03/01/19: Lender provided the YTD P&L and Balance sheets for the borrower and co borrowers corporation, S-Corp. and Partnerships. Please provide the YTD P&L and Balance Sheet for the borrower's schedule C business. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079450	1712abb9-4235-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3/1/2019: CDA provided supporting appraised value.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 96.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 744 Years Self Employed Borrower has 41 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120864	8eaf248a-f4ec-456e-9dc8-0aa0c5f7d88e	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	47.48% DTI > 45% Guideline maximum		03/01/2019: Violation addressed in credit section. Condition Cleared	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120864	6739c784-8234-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Home Warranty fee in section H of the final Closing Disclosure is missing the indicator of "Other" as required for Borrower paid fees in this section.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120864	0f6c1be4-07a3-4a9b-bd5d-c5af19ddc7c0	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	"03/19/2019: arm disc signed XX/XX02/28/2019: ARM Loan Program Disclosure "	03/20/2019: Lender provided verification ARM disclosure provided within 3 days of application. Exception cleared.03/04/2019: Lender provided ARM Loan Program Disclosure; however, it is not dated within 3 days of application. Exception remains.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120864	e6811d22-cd36-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 45%. Due to the improper calculation of qualifying payment, the actual DTI is 47.48%.	03/04/2019: Disagree with Finding: UW qualified based on 5.011% qualifying rate which was our index at 2.011 plus margin at 3.000. Loan amount $XXX,XXX Qualifying rate 5.011% 30 term Taxes, ins and HOA = $X,XXX.XX TOTAL PITIA $X,XXX.XX + Consumer debt $X,XXX = $X,XXX.XX / qualifying income $XX,XXX.XX = 45.930%. see attached FINAL UW decision Attached.	03/05/2019: After review of the loan file and lender's rebuttal, exception cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120864	3cf54919-8234-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	02/28/2019: Final 1003	03/04/2019: Lender provided final executed 1003. Exception cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120864	277ebafd-8134-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided the CDA Report, exception cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079449	8f65482f-eebf-4e4d-999b-daa886e6204a	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement for Businesses A, B, C and D of XXXX tax returns.		03/01/2019: Violation addressed in credit section. Condition Cleared02/27/2019: Received XXXX P&L statements for business A & B. Received balance sheet for business C but missing P&L Statement for business C. P&L statement for business D is expired. Per lender’s guidelines, P&L statement within 60 days of the previous quarters end is required. Condition remains.	Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079449	3e4583ca-f700-4516-92be-19de92625dd7	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079449	60244bfb-1ff6-4a84-be10-0ab6c8aa4f76	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079449	28123670-7734-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/26/2019: Received final application. Condition cleared.	Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079449	234f6c92-7834-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Businesses A, B, C and D of XXXX tax returns as required by the lender's guidelines.	02/28/2019: For the business “C”, I assume it’s XXXXXXX XXX XXXXXXXXXXXXX. There is a CPA letter in the file that explains the business was dormant in XXXX with no P&L and only a balance sheet done since the business is related to the borrower being on tour. He did not tour in XXXX.
04/26/2019:  CPA explanation for Business C is acceptable.  Client acknowledged exception for expired P&L for Business D.  Condition cleared.  Loan will be rated a B.03/01/2019: CPA Letter explaining Business C is dormant and has no P&L in file. YTD P&L and Balance Sheet for Business D is expired, per the lender's guidelines P&L statement within 60 days of the previous quarters end is required, exception remains.02/27/2019:  Received XXXX P&L statements for business A & B.  Received balance sheet for business C but missing P&L Statement for business C.  P&L statement for business D is expired.  Per lender’s guidelines, P&L statement within 60 days of the previous quarters end is required.   Condition remains.
												Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079449	82153cf3-7434-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Years Self Employed Borrower has 15 years Self Employed Years in Primary Residence Borrower has resided in subject for 5 years Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 109.1 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079445	c48d7147-bb5f-e911-bdd2-f4e9d4a75ba2	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - P&S Prep in section B of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation.	05/10/2019: LOE, PCCD and XXX XX 05/09/2019: LOE, PCCD and XXX XX	05/13/2019: Lender provided LOE, PCCD and proof of delivery. Cured Post Close. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.05/10/2019: Lender provided LOE, PCCD and proof of delivery; however, the payee for the Title P&S Prep fee is not on the WLSP; therefore, lender shopped for their own services and the fee should be in section C. Condition remains.04/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079445	fdd51f8c-acf2-459c-831b-bab03fcd551b	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/06/2019: Received Broker’s affiliated business disclosure. Attestation for Lender previously provided. Condition cleared.04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079445	29aa7418-ba5f-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/03/2019: The AVM report value of $X,XXX.XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079444	b4c96ff7-1310-48fa-804f-18ec5e724082	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	46.37% DTI > 45% Guideline maximum		03/01/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.22%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079444	9d7a3026-2531-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	Lender guidelines reflect a max allowable DTI of 45%. Due to the miscalculation of debts, the actual DTI is 46.37%. The lender used a qualifying P & I payment of $X,XXX.XX vs. the actual of $X,XXX.XX per ATR guidelines	03/21/2019: p and l	03/22/2019: Lender provided P&L and LOX. Exception cleared. 03/14/2019: Per Lender’s request audit recalculated income. Base per pay stub $XX,XXX. Bonus per WVOE $X,XXX.XX. Unreimbursed business expenses per tax returns $X,XXX.XX. Per LAS, commission income not included. Two-year K-1 average <$XX.XX>. Current employment one-year K-1 <$XXX.XX>. Negative rental <$XXXX.XX>. Borrower opened new Schedule E business in XXXX, page 264. Per loan approval, page 102, P&L statement is required. Please provide P&L statement to complete income calculation. Current Audit DTI 34.46%. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.22%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079444	a17a3026-2531-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.22%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079444	9da0a138-3231-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 63.22%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079434	1d74ef05-2a61-e911-bdd2-f4e9d4a75ba2	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. No Cure.	05/10/2019: LOE, CD and XXX XX 5/6/2019: The Bank's Loan Origination System calculated the TIP based on the Index Value of 2.146%. The Bank recognizes that Index values fluctuate daily; however, the TIP as calculated by the Bank was almost identical to the TIP utilized on the Correspondent Seller's CD. Could you please double check as Regulation Z permits the use of any index value during a 45 day look back period, so there is some flexibility.	05/13/2019: Lender provided LOE, PCCD and proof of delivery. Cured Post Close. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.05/07/2019: Audit reviewed lender’s rebuttal. Index during 45-day period begins at 1.90% and ends at 2.11%. Audit utilized 2.11%. Finding remains non-material per SFIG guidance. Loan will be rated a B for all agencies. 04/17/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079424	e5f59acb-6204-49db-9e74-3515e80ec9ec	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX year end P&L Statement and Balance sheet for Business B on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	9bb5e7a1-c03a-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	The lender guidelines allow a maximum allowable DTI of 45.00%. The loan was approved with a DTI of 46.87%		Lender exception provided for DTI not meeting program requirements	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079424	d54cd05b-7834-e911-bd2f-f4e9d4a75a52	793		Non-QM/Compliant		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/01/2019: HOA Cert	03/04/2019: Lender provided HOA certification. Exception cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	ca2c94dd-7734-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/01/2019: Purchase contract attached	03/04/2019: Lender provided purchase contract. Exception cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	7206df36-7834-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/01/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/04/2019: Lender provided guidelines for approving appraiser; however, the appraisal was not completed by an approved appraiser. Exception remains.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	20f19466-c03a-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX year end Balance Sheet for Business B on Schedule E Part II of XXXX tax return as required by the Lender guidelines.	03/01/2019: P&L and loss and balance sheet	03/04/2019: Lender provided Balance sheet. Exception cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	73e72d77-c03a-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX year end P&L Statement for Business B on Schedule E Part II of XXXX tax return as required by the Lender guidelines.	03/01/2019: Profit and loss	03/04/2019: Lender provided Profit and Loss. Exception cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079424	517f01bc-7d34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 130.00 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079419	697b7771-ca71-4f65-8590-37e95233d907	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 42.111% Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079419	6bf1eaa6-a32c-4f25-a378-a3662b4ec50e	1672		Non-QM/Compliant		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies	LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 42.111% Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301079419	3c8556fd-9a3b-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	03/05/2019: signed 1003	03/05/2019: Lender provided the final Application. Exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 42.111% Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079419	61c0aca4-9c3b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 42.111% Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079418	2acdba3c-132a-4e81-a55e-d68683586658	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing broker Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079418	21976e20-1933-42b4-87e8-d2e109bd3329	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079418	963db1ec-4c31-e911-bd2f-f4e9d4a75a52	793		Non-QM/Compliant		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		02/26/2019: Lender provided condo questionnaire. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079418	530a0658-4d31-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/26/2019: Lender provided copy of final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079418	9e668abb-5835-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079418	0914a1ba-7234-e911-bd2f-f4e9d4a75a52	1702		Non-QM/Compliant		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at closing. Executed 4506-T at closing not provided.		02/26/2019: Lender provided signed 4506-T at closing. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079418	15a34481-4c31-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 159.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.23% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	7487c9b2-be84-4198-ad1f-51f4d497dea2	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX and XXXX P&L Statement and balance sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		02/26/2018: Lender provided P&L and Balance Sheet thru XX/XX/XXXX which is w/in 60 days of the most recent quarter end therefore meets guideline requirement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	9081b4df-1335-e911-bd2f-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079416	f0f040f5-7831-e911-bd2f-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/01/2019: Received final application. Condition cleared.02/26/2019: Lender provided an application for different borrower and loan. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	0c0509ff-1335-e911-bd2f-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX.XX (X,XXX,XXX.XX + 50% replacement $XXX,XXX.XX). The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.	03/18/2019: cost estimator	03/19/2019: Lender provided cost estimator. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079416	c4ea4007-1435-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	b1bf7781-0e35-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing YTD XXXX and XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		02/26/2018: Lender provided Balance Sheet thru XX/XX/XXXX which is w/in 60 days of the most recent quarter end therefore meets guideline requirement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	b079ed6c-0e35-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX and XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		02/26/2018: Lender provided P&L thru XX/XX/XXXX which is w/in 60 days of the most recent quarter end therefore meets guideline requirement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079416	43b73eda-7931-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided the CDA Report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.07% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 39 months				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079412	ea676015-2b36-e911-bd2f-f4e9d4a75a52	2877		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements - Lender guidelines require no more than 0x30 on any mortgage in the past 12 months. Two mortgages only reflect an 11 month payment history on the credit report.		03/01/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079412	33746fb9-93cd-41a1-992f-a81ee1d799c5	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079412	cb1a48e1-8334-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		03/01/2019: Received fully executed sales contract. Condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079412	19994f0e-1f35-e911-bd2f-f4e9d4a75a52	1643		Non-QM/Compliant		Credit		Failure to Verify Housing History	Lender guidelines require no more than 0x30 on any mortgage in the past 12 months. Two mortgages only reflect an 11 month payment history on the credit report. Credit supplement or VOM required to verify.	03/21/2019: housing
04/26/2019: Housing history meets lender guides. Condition Cleared. 03/22/2019: Lender provided credit report, LOX and credit updated.  The credit update reflects loan history for specialized loan was a transfer from another lender which shows a mortgage history of 99 months.  The loan with XXXXXXXX only reflects a 11 months history.  Exception remains03/01/2019:  Audit reviewed credit reports and supplement provided.  Credit union mortgage, page 193, opened X/XXXX & reported XX/XXXX, reflects 11-month history.  Specialized mortgage, page 194, opened X/XXXX & reported XX/XXXX reflects 11-month history.  Supplement provided is for a different mortgage.  Condition remains.
												FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079412	908c33d9-8334-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079412	5e54a8b8-db35-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Document provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list. See attached. Condition remains.	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079412	4fdab903-8534-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA report	03/01/2019: Lender provided the CDA Report, exception cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 680 loan qualifies with FICO of 746 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.29%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	207a1069-0a39-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD and XXXX P&L Statement for Business A thru Business T on Schedule E Part II of XXXX tax return as required per guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	085befbb-174e-4a01-99cf-159eeb4fb3dc	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.		Finding deemed non-material, loan will be graded a B for all agencies.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120861	eace4cdc-4f7c-4961-a065-53ea014fe652	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).	03/04/2019: CHARM booklet not required on investment properties	03/05/2019: Audit reviewed Lender’s rebuttal and agrees. CHARM booklet is required when the application is for a loan is secured by owner occupied home, which includes primary residence and second homes. Condition rescinded.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120861	997928eb-2860-44ff-a83f-1936c462f5fa	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	All LE's issued to the borrower are missing from the loan file. Additional conditions may apply.		03/05/2019: Received initial, revised and final loan estimates with corresponding change in circumstances. Condition cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120861	aee01032-6a30-4daf-ad96-9c068bcbd1cd	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Added 03/05/2019: Received initial, revised and final loan estimates. WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for. Missing document not provided.		03/05/2019: Non-material per SFIG guidance. Loan will be rated a B for all agencies.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120861	284db9a0-f335-e911-bd2f-f4e9d4a75a52	7		Not Covered/Exempt		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $XXX,XXX.XX per the final CD the borrower received a cash out amount of $X,XXX,XXX.XX.
03/19/2019:  Client approved exception.  Compensating factors:  Borrower has been self-employed 27 years.  DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.  Condition cleared.  Loan will be rated a B.03/14/2019:  Audit reviewed X/XX/XXXX guidelines provided by Lender and final closing disclosure.  Cash out is $XXX,XXX.XX.  At 60% LTV/CLTV for 2-4 units, investment property, maximum cash out is $0.  Cash out of $XXX.XXX is allowed with 55% LTV/CLTV.  Subject transaction is a 3-unit investment property at 60% LTV/CLTV.  Condition remains.
												Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120861	26b93ccc-f535-e911-bd2f-f4e9d4a75a52	3		Not Covered/Exempt		Credit		CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 55.00%, however, the current CLTV of the subject is 60.00%	3/4/2019: UW Manager has the ability to extend and additional 5% to LTV on all files except over 80% LTV. Please see signed UW Decision by UW manager	03/14/2019: Audit acknowledges the client approved guideline exception for LTV/CLTV outside of guidelines. Loan will be rated a B.03/06/2019: Pending Client exception review	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120861	743e5a7a-f435-e911-bd2f-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $X,XXX,XXX.XX. The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.		03/13/2019: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120861	9adea183-f435-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	d3d40011-d536-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current and XXXX Balance Sheet for Business A through Business T on Schedule E Part II of XXXX tax return as required per guidelines.	03/13/2019: profit and loss	03/18/2019: Lender provided Balance Sheets and Profit and Loss statements. Exception cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	de2bed96-f435-e911-bd2f-f4e9d4a75a52	1688		Not Covered/Exempt		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #3 on the final application not provided.		03/19/2019: Lender provided evidence of HOA dues. Evidence of taxes previously provided. Evidence of insurance not provided. Per underwriter comment on fraud report alert, no insurance. Condition cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	174e87e9-d636-e911-bd2f-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		03/18/2019: Lender provided executed tax returns. Exception cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	39977b55-d736-e911-bd2f-f4e9d4a75a52	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	03/13/2019: signed returns	03/18/2019: Lender provided executed tax returns. Exception cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	f87430cf-d436-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD and XXX P&L Statement for Business A thru Business T on Schedule E Part II of XXXX tax return as required per guidelines.	03/13/2019: profit and loss	03/18/2019: Lender provided Balance Sheets and Profit and Loss statements. Exception cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120861	105e1fb6-f435-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided the CDA Report, exception cleared.	Years Self Employed Borrower has been self employed 27 years. DTI is lower than guideline maximum UW guides maximum DTI is 45%, loan qualified with DTI of 31.03%. Reserves are higher than guideline minimum UW guides require 18 months reserves, loan qualified with 76.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079410	a90a3566-3039-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statements and Balance sheets for businesses disclosed on borrower's and co-borrowers Schedules C as required by the lender's guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079410	3070a9bb-0739-e911-bd2f-f4e9d4a75a52	3248		Non-QM/Compliant		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the funding Closing Disclosure indicates Final Closing Costs Financed as $0. The correct amount should be $X,XXX.XX. The lender did not include any closing costs disclosed on the CD. Provide re-disclosed CD and letter of explanation.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079410	899676a3-b5d9-4994-92a1-cbce054882ba	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079410	588d4fc8-c0d2-46cd-a9be-603a527453e6	3175		Non-QM/Compliant		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. The interim LE issued after the rate was locked reflects a Discount Fee of $X,XXX with no resulting COC for any subsequent disclosures. Funding CD reflects a Discount Fee of $X,XXX for a variance/refund required of $X,XXX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/04/2019: Disagree with findings, COC was provided by the lender. During that time, COCs were filed under Change of Circumstance Letter e-folder	03/05/2019: Lender provided COC for rate lock extension. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079410	73394a94-a637-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079410	55af1859-a637-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing YTD XXXX P&L Statements for businesses disclosed on borrower's and co-borrowers Schedules C as required by the lender's guidelines.	03/04/2019: Disagree with finding: They are 3 business on borrowers schedule C of XXXX tax returns. 1. XXXXXXXXXXX services for XXXXXXXX XXXXXXXX. P&L was provided. Balance sheet is not needed since schedule C does not require balance sheet per guidelines. 2. XXXXXXXX XXXXXXX and XXXXX for XXXXXXXX XXXXXXXX. P&L and Balance sheet for XXXX was provided. See attached. 3. Insurance Broker/Financial advisor for XXXXXXX XXXXX . P&L and Balance sheet for XXXX was provided. See attached.	03/05/2019: Lender responded a balance sheet is not required for Schedule C Business and provided P&L and Balance sheet for other businesses. Audit confirmed the guidelines reflect requirements for schedule C income are tax returns for previous 2 years and current P&L within 60 days of previous quarters end. Lender provided Balance sheets for 2 of the businesses and the other business from schedule C did not require a balance sheet. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079410	54accf7d-3235-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX Balance Sheets for businesses disclosed on borrower's and co-borrowers Schedules C as required by the lender's guidelines.	03/04/2019: Disagree with finding: They are 3 business on borrowers schedule C of XXXX tax returns. 1. Chiropractic services for XXXXXXXX XXXXXXXX. P&L was provided. Balance sheet is not needed since schedule C does not require balance sheet per guidelines. 2. Clothing designs and sales for XXXXXXXX XXXXXXXX. P&L and Balance sheet for XXXX was provided. See attached. 3. Insurance Broker/Financial advisor for XXXXXXX XXXXX. . P&L and Balance sheet for XXXX	03/05/2019: Lender provided P&L for all businesses. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079410	b609aa37-3235-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided the CDA report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	4de484e1-3596-4722-a6a9-3be04b9ad460	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and balance sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		03/01/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	3ba60998-b9c2-4806-b6ed-bf99aeb3b280	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.Xth vs. the calculated value of $X,XXX.XX a month. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079409	3bdcc8c3-a771-4813-9155-b7af6b622e8c	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079409	5f679d53-1d35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	1dd6329d-0935-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Document provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list. See attached. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	f40db0af-2f35-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.		03/01/2019: Received evidence from XXXXXXXXX XX XXXXX website the business license has been revoked. No longer a viable entity. P&L and balance sheet not required. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	2fd5c49f-2f35-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return as required per guidelines.	see attached LOE for XXXXXXX XX (business A)	03/01/2019: Received evidence from XXXXXXXXX XX XXXXX website the business license has been revoked. No longer a viable entity. P&L and balance sheet not required. Condition cleared.02/26/2019: No document uploaded for review. If LOE is same LOE in file which states business is in "sleep mode", guidelines still requires a P&L and Balance Sheet. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079409	ad96981f-0c35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: CDA Report	03/01/2019: Lender provided the CDA Report, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802 Years on Job Borrower has 8 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 18.46%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079405	ec2d6395-603b-e911-bd2f-f4e9d4a75a52	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.		3/4/2019: Lender provided disclosure tracking that confirmed borrower viewed and accepted initial CD on X/X/XXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.70 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079405	86f67f89-5dbd-4735-9a43-fd1c9d176956	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.70 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079405	d7ff1ad1-2e16-4cb0-85f8-f61b278ec335	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.70 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079405	260af656-ce36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.		03/04/2019: Lender provided signed final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.70 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079405	7b483f08-d036-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA report, exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.70 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079404	45072eab-d836-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	File is missing profit and loss statements for all businesses.	04/11/2019: Sch C p/l	04/15/2019: Lender provided P&L for schedule C business. Exception cleared.02/28/19: Lender provided the P&L and Balance sheets for all businesses except the borrower's schedule C business. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079404	53e9f1a9-5fbc-4c98-b972-d36079713900	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker and Lender Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079404	ebcaf24e-a536-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/28/19: Lender provided the final application for the borrower and co borrower. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079404	adfcbea9-dc35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079404	8569af0d-3935-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	File is missing profit and loss statements for all businesses.	04/11/2019: Sch C P/L	04/15/2019: Lender provided P&L for schedule C business. Exception cleared.02/28/19: Lender provided the P&L and Balance sheets for all businesses except the borrower's schedule C business. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079404	fed1de54-dc35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/19: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079403	2014e9e6-9034-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A Copy of the Purchase contract was not provided.		02/28/19: Lender provided the purchase contract for the subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 127.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079403	577f9fe4-8035-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 127.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079403	2ff22e10-b434-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 02/28/19: Lender provided their appraisal independence policy. The appraisal for the subject property was not performed by an approved Appraiser as required by guidelines. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 127.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079403	62628ef8-b334-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA report, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 127.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079399	8dc25dc3-3335-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Verification VOE reflected in section H of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the Borrower.		02/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079399	79d9db65-f790-4145-a8cb-f2f64689acb8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing lender and broker Affiliated Business Disclosure.		02/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079399	7aec7922-3035-e911-bd2f-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The CD signed at closing is missing page 1 of 5. Additional conditions may apply. No Cure - Missing document not provided.	03/21/2019: all pages of CD	03/22/2019: Lender provided first page to CD. Exception cleared. 02/28/19: The CD signed on XX/XX/XX is missing page 1. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079399	772b5aaa-2d36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/28/19: Lender provided the final application for the subject transaction. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079399	fb47399b-2d36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079399	c11e4080-3035-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079398	0a61c043-973b-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD P&L Statement for Schedule C Business.		03/01/2019: Violation addressed in credit section. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079398	8e585e52-973b-e911-bd2f-f4e9d4a75a52	2876		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	24.60 mos. < 30 mos. required, per lender.		03/01/2019: Violation addressed in credit section. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079398	f9f3a56c-6b3b-e911-bd2f-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated business disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079398	7cfa99d3-f235-e911-bd2f-f4e9d4a75a52	824		Not Covered/Exempt		Credit		Insufficient Reserves	24.60 mos. < 30 mos. required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of $XX,XXX.XX = $XXX,XXX.XX for reserves which is not sufficient for the subject and additional financed properties.		03/19/2019: Client approved exception. Compensating factors: DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%. Condition cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079398	05f60319-6a3b-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079398	d8dc9852-fa35-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Schedule C Business.		03/19/2019: Received 2017 P&L statement and balance sheet. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079398	23ca69fd-f435-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Report	03/01/2019: Lender provided CDA Report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.91% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 773 Current Rate is lower than previous rate Refinance reduces rate from 7.25% to 5.5%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079386	e61cc6ca-c329-4658-81fc-5317b53ea07c	3164		Non-QM/Compliant		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated X/XX/XXXX and the application date is XX/XX/XXXX No cure once CD is issued.		03/01/19: Lender provided the initial LE dated within 3 standard business days of the application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079386	bdc3cb65-22df-4ef9-8958-9181bfa2b312	3183		Non-QM/Compliant		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Final CD reflects a credit report fee of $XX.XX not previously disclosed on the LE in file. Lender cure of $XX.XX due to borrower. Provide corrected CD, evidence of Refund to the Borrower, Letter of explanation and proof of delivery to the Borrower.	03/18/2019: PCCD with cure	03/19/2019: Lender provided PCCD, copy of refund check, PCCD and proof of delivery. Cured post close. Non-material finding, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301079386	88486cb6-3935-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/19/2019: final 1003	03/19/2019: Lender provided final 1003. Exception cleared.03/01/19: Documentation was not provided. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079386	55e4a299-0736-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079386	775681c8-3835-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged.03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/01/2019: Document provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list. See attached. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079386	0d6ff8aa-3735-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792 Years in Field Borrower has 10 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079385	c38027b2-983b-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance sheet for Business C on Schedule E Part II of XXXX tax return as required by Lender guidelines.		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 30.65% CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 65%, loan qualified with a CLTV of 48.79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079385	91b8e6a2-6d3b-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 30.65% CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 65%, loan qualified with a CLTV of 48.79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079385	89a2d0d4-6d3b-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business C on Schedule E Part II of XXXX tax return as required by Lender guidelines.		03/04/2019: Lender provided XXXX P&L Statement and Balance Sheet for business C on Schedule E Part II of XXXX tax return. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 30.65% CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 65%, loan qualified with a CLTV of 48.79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079385	cdf265db-6d3b-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business C on Schedule E Part II of XXXX tax return as required by Lender guidelines.		03/04/2019: Lender provided XXXX P&L Statement and Balance Sheet for business C on Schedule E Part II of XXXX tax return. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 30.65% CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 65%, loan qualified with a CLTV of 48.79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079385	e5d9e5e6-993b-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 771 DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 30.65% CLTV is lower than guideline maximum Lender guidelines allow for a maximum CLTV of 65%, loan qualified with a CLTV of 48.79%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	185902e4-9a3b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD and XXXX P&L Statement and Balance sheet for Schedule C Business and Business A on Schedule E Part II of XXXX tax return as required by guidelines. Also missing signed business and personal tax returns.		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	a64519ca-cb3a-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.		03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared. 03/06/2019: Lender provided disclosure tracking, however; Please provide Lender of Record application date. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	17b0a211-f907-459b-a134-3a1c21695566	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Broker Affiliated Business Disclosure is missing		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120855	fe3730e3-d545-e911-bdd2-f4e9d4a75ba2	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	Missing initial LE. Lender provided document delivery tracker reflects an LE was delivered XX/XX/XXXX, corresponding LE not in file.		03/20/19: Lender provided the initial LE dated XX/XX/XX and e signed XX/XX/XX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120855	96449d0d-cf3a-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		03/20/2019: Lender provided final signed application. Condition cleared. 03/20/2019: Confirmed initial 1003 in file, final 1003 requirement waived, loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	249eab2d-713b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	198deabd-713b-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current and XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		03/20/19: Lender provided the P&L an Balance sheet for business A on Schedule E Part II of the XXXX tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	8a504b42-713b-e911-bd2f-f4e9d4a75a52	2789		Non-QM/Compliant		Credit		Missing Executed Business Returns	Guidelines require Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.		03/04/2019: Invalid Finding. Signature pages are located on pages 146-149	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120855	ff02f36f-713b-e911-bd2f-f4e9d4a75a52	2788		Non-QM/Compliant		Credit		Missing Executed Personal Tax Returns	Guidelines require Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		03/04/2019: Invalid Finding. Signature pages are located on pages 146-149	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120855	ef077289-713b-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD and XXXX P&L Statement for Schedule C Business and Business A on Schedule E Part II of XXXX tax return as required by guidelines.	03/21/2019: sch c financials	03/22/2019: Lender provided XXXX YTD P&L and balance sheet. Exception cleared.03/20/19: Lender provided the P&L an Balance sheet for business A on Schedule E Part II of the XXXX tax returns. Please provide the P&L for the borrower's Schedule C business. Per lender overlays. a Profit & Loss and Balance Sheet are required for all self-employed borrowers (including schedule C) regardless if income is being used to qualify. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120855	060e6e4b-c93a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774 Reserves are higher than guideline minimum Guides require 21 months reserves, loan qualified with 70.90 months reserves Years Self Employed Borrower has 32 years self-employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079380	99030d11-b474-4f54-8cce-14b5ad4ca0f4	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 14.50 months reserves. Years in Field Borrower has 7 years in the field. DTI is lower than guideline maximum Lender Underwriting Guidelines require DTI of 45%, loan qualified with DTI of 17.58%.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079380	ba314db6-8b34-e911-bd2f-f4e9d4a75a52	67		Non-QM/Compliant		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the co-borrower as required by lender's guidelines was not provided.		02/28/19: Lender provided a copy of the Permanent Resident Alien Card for the co-borrower. Condition cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 14.50 months reserves. Years in Field Borrower has 7 years in the field. DTI is lower than guideline maximum Lender Underwriting Guidelines require DTI of 45%, loan qualified with DTI of 17.58%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079380	82ac382a-8b34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		02/28/19: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 14.50 months reserves. Years in Field Borrower has 7 years in the field. DTI is lower than guideline maximum Lender Underwriting Guidelines require DTI of 45%, loan qualified with DTI of 17.58%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079376	c1b9f9ba-26d8-4929-8602-628ec82523e3	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure for broker and lender.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079376	2efc77a1-0b36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079376	6bf525e0-7834-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079376	dddd29b1-7834-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 20.13% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	c56f6cc3-f036-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	File is missing P&L and balance sheets for both borrower owned businesses.		03/01/2019: Violation addressed in credit section. Exception Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	d605d483-8b0e-4249-b98c-bc04a8ae98d8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120853	42358479-fd35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	0d4e1169-fd35-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/04/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/05/2019: Lender provided guideline for approving appraiser; however, the appraiser who completed the appraisal is not an approved appraiser. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	b9bf4680-fd35-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	File is missing balance sheet for both borrower owned businesses	04/11/2019: balance sheet 03/04/2019: PL Balance Sheets	04/15/2019: Lender provided balance sheet for both businesses. Exception cleared.03/05/2019: Lender provided P&L; however, did not provide balance sheets. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	b5de7269-0b39-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	File is missing P&L for both borrower owned businesses	03/04/2019: PL and Balance Sheet	03/05/2019: Lender provided P&L. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120853	6c8c93d2-fd35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079373	f91a4234-f635-e911-bd2f-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. Missing pages 1, 3, 5, 6, and 7.		03/02/19: Lender provided the complete signed final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 68.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079373	9077cde2-cf36-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 68.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079373	e2c8a2cb-f335-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report	03/01/2019: Lender provided CDA Report.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.56% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 68.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079370	beca17f3-0636-e911-bd2f-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079370	a7e2761c-fc35-e911-bd2f-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	Missing evidence of mortgage statement for REO property reflected on 1003.	03/19/2019: property profile	03/22/2019: Lender provided same credit report and property tax documentation. Exception rescinded.03/19/2019: Audit reviewed mortgage statement for primary residence, and has determined that documentation submitted was already located within the loan file. HOWEVER, the mortgage statement for the REO #2 (vacant land) is missing from the loan file. Provide said statement for vacant land. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079370	106546d4-0536-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079370	44358479-fd35-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079370	9e514c54-fe35-e911-bd2f-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for properties#2 on the final loan application.	03/19/2019: property profile	03/19/2019: Audit reviewed the Property Profile, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079370	25ffab0e-0136-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 53.78% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.67% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 183.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079369	75a03898-9e3b-e911-bd2f-f4e9d4a75a52	2871		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	The loan file is missing the most recent quarterly assets statement.		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079369	6dfd6a8c-793b-e911-bd2f-f4e9d4a75a52	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than 7 days form consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. The document was not e-signed. No cure.	03/19/2019: initial cd	03/19/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079369	cba75b1d-793b-e911-bd2f-f4e9d4a75a52	3166		Non-QM/Compliant		Compliance		Initial LE not provided at least 7 days prior to consummation	The LE reflects a Date Issued that is less than 7 days from consummation date . Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of the LE 7 specific business days prior to consummation. No cure.	03/19/2019: initial le	03/22/2019: Received tracking history verifying LE issued X/XX was acknowledged 4/13. Timing requirement met. Condition cleared.03/19/2019: Audit reviewed the initial LE dated XX/XX/XXXX, HOWEVER the finding pertains to the initial LE dated XX/XX/XXXX, and has determined that a Loan Estimate can be revised 4 days before consummation with e-signature, otherwise 7 days mailbox rule applies. Provide evidence that the LE dated XX/XX/XXXX was viewed and acknowledged by borrower at least 4 days prior to consummation. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079369	06659d04-7099-4371-9920-5a28b2132c96	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliate Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079369	c78267d3-1b36-e911-bd2f-f4e9d4a75a52	33		Non-QM/Compliant		Credit		Failure to obtain Asset Documentation	The Lender guidelines required the most recently quarterly asset statement for retirement and/or investment accounts. The loan file contained statements ending XX/XX/XXXX. The loan file is missing the most recent quarterly assets statement.	03/19/2019: revised asset worksheet	03/22/2019: Lender provided underwriting analysis of assets utilized. Retirement plan, page 240, which is dated XX/XX/XX was not included. Audit removed this account and borrower has sufficient assets. Condition cleared.03/19/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079369	52fb629a-1b36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/19/2019: final 1003	03/19/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079369	88738a54-783b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079369	991b004e-1b36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	The CDA is not in the file	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.37% Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 129 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	ddbc4aef-5931-4a0c-971b-529d4a0e1bfb	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Unable to determine reason for discrepancy. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079367	0d88e17d-6b5e-4635-b252-b38fbd608aa0	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079367	a6660363-913a-e911-bd2f-f4e9d4a75a52	1431		Non-QM/Compliant		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The appraisal is missing photos for the 7th comparable property.	03/05/2019: Corrected Appraisal	03/06/2019: Lender provided appraisal which included the photo for comparable 7. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	ab00bacf-f439-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		03/05/2019: Received fully executed sales contract. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	4c545cc4-e739-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	f54e522f-fc35-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/05/2019: AIR certification provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list, see attached. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	6c4c0d6d-e839-e911-bd2f-f4e9d4a75a52	1687		Non-QM/Compliant		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.	03/05/2019: Proof of property taxes	03/06/2019: Lender provided verification of property taxes for departing address. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079367	7396a240-fc35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 24+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120850	bc76db98-a57d-42a7-a66c-04197745a1e1	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	47.17% DTI > 45% Guideline maximum		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves Years on Job Borrower has 8.3 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 98 months payment history with no late payments reported				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120850	b847fb82-859e-4fc0-b222-5b0eb69b25fd	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves Years on Job Borrower has 8.3 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 98 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120850	40ffd888-8e3b-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 45.00%. Due to the miscalculation of XXXXXXX payment, the actual DTI is 47.17%.	03/19/2019: XXXXXXX XXXXXX	03/19/2019: Audit re-analyzed XXXXXXX XXXXXX, and has determined that XXXXXXX s pre-tax and considered negative income due to tax implications and categorization. Deducted from income yields a DTI of 44.27%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves Years on Job Borrower has 8.3 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 98 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120850	d7e26885-fb36-e911-bd2f-f4e9d4a75a52	1688		Non-QM/Compliant		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for rental property on the final application not provided.		03/26/2019: Evidence of insurance is not required, property is commercial. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves Years on Job Borrower has 8.3 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 98 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120850	5ea96d4e-fb36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves Years on Job Borrower has 8.3 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 98 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079365	18899989-2d6c-4e3a-99ab-93c20f318b80	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated business disclosure		This is non material and will be graded a B	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.64% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079365	3f2a6e25-4435-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.64% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079365	643a1ff5-e635-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/01/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/04/2019: Lender provided guidelines for approving appraiser; however, the appraisal was not completed by an approved appraiser. Exception remains.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.64% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079365	f57d20f1-4335-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	Missing CDA appraisal review.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.64% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	322e58df-983b-e911-bd2f-f4e9d4a75a52	2871		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Lender's guidelines require 2 months' bank statements for all accounts used to support funds to close and/or reserves. The loan file is missing 2 month's bank statements for all asset accounts used for loan approval and/or stated on final loan application		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	0de45ed8-983b-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement for Business B on Schedule E Part II of most recent year's tax return		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	2c90cd01-0736-e911-bd2f-f4e9d4a75a52	33		Not Covered/Exempt		Credit		Failure to obtain Asset Documentation	Lender's guidelines require 2 months' bank statements for all accounts used to support funds to close and/or reserves. The loan file is missing 2 month's bank statements for all asset accounts used for loan approval and/or stated on final loan application	03/19/2019: assets	03/20/2019: Lender provided asset documentation for 5 accounts. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	4cd2cd65-0636-e911-bd2f-f4e9d4a75a52	793		Not Covered/Exempt		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/19/2019: hoa cert	03/20/2019 Lender provided condo questionnaire. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	f470fd39-0636-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	340a3d8d-0636-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business B on Schedule E Part II of most recent year's tax return, as required by lender Guidelines.	03/19/2019: p/l and balance sheet	03/20/2019: Lender provided P&L and Balance Sheet. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079363	57e4a299-0736-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.93% Years Self Employed Borrower has 34 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120848	d8decfd6-c84d-4fa5-bc3f-2e3a44cbb1ed	2873		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	67.84% DTI > 45% Guideline maximum		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120848	d020e35c-4218-4c2c-b057-5ab4dfd42f17	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120848	ce8704fe-8444-46de-b958-1b3f5959e030	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120848	9909988c-4a5c-4381-aaac-4822c7a10719	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)	03/19/2019: charm regulation	03/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the CHARM Disclosure does NOT apply to investment properties, only pertains to the principal dwelling. Subject loan is an investment, therefore not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120848	364e480b-4331-443a-8b7e-e28b6ed201e4	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120848	988d6a7f-9f3b-e911-bd2f-f4e9d4a75a52	7		Not Covered/Exempt		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $X,XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		03/21/2019: Audit reviewed Lender’s guidelines dated 1/31/2018. Transaction is considered delayed financing; therefore, rate/term guidelines apply. Evidence of initial purchase, page 855. Bank statements reflecting withdrawal, pages 386 & 393. Per guidelines, if the subject property was purchased for cash and is refinancing to recoup the purchase funds, can be considered as a rate & term refinance. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120848	60b8d80b-9c3b-e911-bd2f-f4e9d4a75a52	3		Not Covered/Exempt		Credit		CLTV Exceeds Guidelines	Lender guidelines requires a maximum CLTV of 55.00%; however, the current CLTV of the subject is 65.00%.		03/21/2019: Audit reviewed Lender’s guidelines dated 1/31/2018. Subject is 1-unit investment property. Transaction is considered delayed financing; therefore, rate/term guidelines apply. Evidence of initial purchase, page 855. Per guidelines, 65% LTV is allowed. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120848	8911aca7-4d38-e911-bd2f-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 45.00%. Due to the improper calculation of debts, the actual DTI is 67.84%. The net rental income for existing properties is to be calculated as the sum of net income or loss + depreciation. Additionally, newly acquired investment properties considering 75% of the verified market rents. The Borrower's actual debt was $XX,XXX.XX per month.	03/21/2019: bmw paid by business03/19/2019: uw figures	03/22/2019: Lender provided 6 months business bank statements verifying XXX and 2 REO Mortgage payments are paid by the business. Exception cleared.03/21/2019: Lender provided Loan Approval summary, however; please provide required documentation verifying the business pays XXX xXXXX and properties XXXXX X XXXXXXX XXX and XXXX X XXX XXXXXX. Exception remains.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120848	2b520673-4d38-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 36 months reserves, loan qualified with 317 months reserves Years in Field Borrower has 8 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120847	5a2a2611-9df6-4f0c-b9aa-3cb039a9a8d3	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	The CHARM Booklet is dated XX/XX/XXXX and the application date is XX/XX/XXXX		03/01/2019: Audit review ARM disclosure dated X/XX/XXXX which borrower acknowledges receipt of the CHARM booklet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.55%				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301120847	10f8acdf-095b-4acf-a9c8-8830492b2213	1749		Not Covered/Exempt		Compliance		Special Information Booklet not provided within 3 business days of application date.	The Home loan Toolkit is dated XX/XX/XXXX and the application date is XX/XX/XXXX		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.55%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120847	5814229f-8f34-e911-bd2f-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		02/27/2019: Received final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.55%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120847	bbb70c3f-8534-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 20.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 40.55%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079362	ce3a65ef-e136-e911-bd2f-f4e9d4a75a52	1679		Non-QM/Compliant		Compliance		Affiliated Business Disclosure not executed	Broker Affiliated Business Disclosure not executed		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079362	03ffe06e-fa00-42f2-a03e-c9b413681b22	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX	03/04/2019: Arm Disclosure - 3-22	03/05/2019: Lender provided the initial ARM disclosure dated X/XX/XX. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301079362	3c8eae15-18b0-4601-be23-523ca631e3ee	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial CD is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	03/18/2019: disc tracking	03/19/2019: Lender provided disclosure tracker verifying borrower acknowledgement of CD 3 days prior to consummation. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079362	0b584ddf-7444-469e-b722-fad1e1470831	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).	03/04/2019: See disclosure tracking	03/05/2019: Lender provided the tracking disclosure showing the Consumer Handbook on adjustable rate mortgages (CHARM). Exception cleared03/02/19: Lender provided the Consumer handbook on adjustable rate mortgages (CHARM). Please provide evidence of receipt. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301079362	049a144a-f22f-4e43-ab63-115f1454a796	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079362	5ff725f7-a655-433b-874f-81d35a6d59db	1665		Non-QM/Compliant		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079362	31c3038f-c336-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/02/19: Lender provided the final signed 1003. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079362	e2a298af-c336-e911-bd2f-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $X,XXX,XXXX which leaves a shortage of hazard insurance coverage for $XXX.XXX. A cost estimator from the insurer was not provided.	03/04/2019: cost estimator	03/05/2019: Lender provided the cost estimator showing sufficient coverage. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079362	77642678-c336-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079362	652174ba-c236-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 30.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualfied with 18.1 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120845	4dc343c4-1735-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.87% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120845	7a5343d3-1735-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/04/19: Appraisal not performed by an approved Appraiser as required by Guidelines. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.87% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120845	a4b042a2-1735-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.87% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079361	80eb438a-a327-44da-bf98-bfbf8a103df6	2876		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	5.90 mos. < 6 mos. required, per lender. Assets verified of $XX,XX.XX minus cash to close of $0 = $XX,XXX.XX for reserves which is not sufficient for the subject based on Interest Only qualifying payment.		03/19/2019: Client approved exception. Condition cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079361	3fe182da-1036-e911-bd2f-f4e9d4a75a52	3247		Non-QM/Compliant		Compliance		Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field(s) titled File #. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301079361	756aa62c-1036-e911-bd2f-f4e9d4a75a52	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated within 3 days of original lock date of X/XX/XXXX.		02/28/19: Lender provided the LE dated within 3 days of the original lock date. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079361	bf2c7937-0d36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/28/19: Lender provided the final signed application for the borrowers. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079361	ef1e7457-0e36-e911-bd2f-f4e9d4a75a52	852		Non-QM/Compliant		Credit		Failure to Obtain Required Documentation	Missing page 3 of 3 (signature page) of the Subordination Agreement. In addition, missing term of Line of Credit which cannot be less than 5 years per guidelines.		02/28/19: Lender provided the complete signed Subordination Agreement showing a term greater than 5 years. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079361	792328b8-0e36-e911-bd2f-f4e9d4a75a52	824		Non-QM/Compliant		Credit		Insufficient Reserves	5.90 mos. < 6 mos. required, per lender. Assets verified of $XX,XXX.XX minus cash to close of $0 = $XX,XXX.XX reserves which is not sufficient for the subject based on Interest Only qualifying payment.		03/19/2019: Client approved exception. Condition cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079361	4e6d592b-6a35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079361	f26ff2ee-6935-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/19: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field Borrower has 35 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	6496cf6d-833b-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing XXXX YTD P&L and Balance for Co-Borrower 2, Business 9 on Schedule E Part II, Statement 44 of XXXX tax return as required by the Lender guidelines.		03/22/2019: Upon further review, Balance Sheet provided X/XX was for business #9. Condition cleared.03/20/19: Documentation provided does not match the Co-Borrower 2, Business 9 on Schedule E Part II, Statement 44 of XXXX tax return. Condition Maintained.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	69a0620b-c31f-48c2-bbca-2c536eddf58b	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120842	d1557dbb-833b-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	85fbc52b-5239-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/05/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	bc938207-833b-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Co-Borrower 2, Business 9 on Schedule E Part II, Statement 44 of XXXX tax return as required by the Lender guidelines.		03/22/2019: Upon further review, Balance Sheet provided X/XX was for business #9. Condition cleared.03/20/19: Documentation provided does not match the Co-Borrower 2, Business 9 on Schedule E Part II, Statement 44 of 2016 tax return. Condition Maintained.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	c5cc1e47-833b-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Co-Borrower 2, Business 9 on Schedule E Part II, Statement 44 of XXXX tax return as required by the Lender guidelines.	03/05/2019: p and l and balance sheet	03/05/2019: Lender provided the P&L statement. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120842	19d7a60c-5539-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	03/05/2019: appraisal review	03/05/2019: Lender provided the CDA report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 2617 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.37% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	f3780aa9-3239-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD P & L Statement and current Balance Sheet for Business A on Schedule E Part II of XXXX tax return.		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	51d9c510-688b-4da8-985c-ee43c8ac463a	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lender's and Broker's Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079359	a37f7019-af36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/01/19: Lender provided the signed final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	98c0b1e5-2136-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		03/01/19: Lender provided a copy of the signed purchase contract. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	00d154da-ae36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	476aaeb6-ae36-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current Balance Sheet for Business A on Schedule E Part II of XXXX tax return.		03/01/19: Lender provided the Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	b02c22eb-ae36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Business A on Schedule E Part II of XXXX tax return.		03/01/19: Lender provided the YTD P&L Statement for Business A on Schedule E Part II of XXXX tax return. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079359	9a42be03-ae36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualified with FICO of 712. Years in Field Borrower has 6 years in Field. Disposable Income is higher than guideline minimum UW Guide require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079357	5da9f7b4-7c38-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing the YTD Profit and Loss Statement for Borrower Business A and Co-Borrower Business B and Missing current XXXX Balance Sheet for Business B and C Schedule E Part II of XXXX tax return		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079357	9fcb07e1-903b-e911-bd2f-f4e9d4a75a52	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Initial CD is dated XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.	03/05/2019: disclosure tracking detail	03/06/2019: Lender provided disclosure tracking verifying both borrowers viewed Initial CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079357	545562e5-7c38-e911-bd2f-f4e9d4a75a52	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure Contact Information section is incomplete. The XX license ID of the XXXXXXXXXX XXXXX is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079357	d3af051b-8bc5-4361-9709-f68023e5c70d	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079357	09fd5156-913b-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business B and C Schedule E Part II of XXXX tax return as required by the Lender Guidelines.		03/20/19: Lender provided current year balance sheet for Business B and C Schedule E Part II of XXXX tax return. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079357	28278332-9a3b-e911-bd2f-f4e9d4a75a52	1552		Non-QM/Compliant		Credit		Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at closing. 4506-T signed at closing not provided for the co-borrower.	03/05/2019: signed 4506	03/06/2019: Lender provided 4506T at closing. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079357	5a650431-7d38-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing the YTD Profit and Loss Statement for Borrower Business A and Co-Borrower Business B.		03/20/19: Lender provided the YTD Profit and Loss Statement for Borrower Business A and Co-Borrower Business B. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079357	772e0e7f-7c38-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120839	24dc1481-c9da-4259-8f2c-37dad37427fd	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726 Years on Job Borrower has 12.11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60+ months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120839	af65e05e-1332-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/02/19: Lender provided the final signed 1003. Condition cleared. 02/26/2019: No document uploaded for review. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726 Years on Job Borrower has 12.11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120839	ef524e7d-2e35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726 Years on Job Borrower has 12.11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120839	6fcdb188-1732-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726 Years on Job Borrower has 12.11 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 60+ months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120838	15f7da38-ea2f-4550-8457-27ced7c233a5	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120838	0f6260e6-f9af-4fc0-ae21-f8d653e59d48	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120838	e1e9515c-1e36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/20/2019: Received final, signed application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120838	6203b585-1e36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 90.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079356	83c5f89b-b840-4910-9cbe-a279475966ae	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.4 months reserves Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079356	16a99033-2f39-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/03/2019: Purchase Contract	03/04/2019: Lender provided purchase contract. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.4 months reserves Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079356	a04c4125-4939-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.4 months reserves Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079356	2d601f0c-ed39-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/03/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/04/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.4 months reserves Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079356	60e0a66f-3f39-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.4 months reserves Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	0c8b4b92-e939-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing XXXX Balance Sheet and YTD Profit & Loss documentation for the Borrower's Schedule C income.		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	3967d1c0-97b3-490c-98bc-cc0d861c460a	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120837	f73cda98-cda2-4f1d-a7ee-a151fb7cfeed	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120837	81619911-e139-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	495ba182-e139-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	a7f2bd1f-e139-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return.		03/20/19: Lender provided the current balance sheet for the borrower's schedule C business. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	e147ca26-e139-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return.		03/20/19: Lender provided YTD P&L Statement for the borrower's schedule C business. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120837	63bb78a8-e039-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.82% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 684				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079355	aee1466a-421d-43bf-8911-858f46d3d04c	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 76.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079355	dadc9852-fa35-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 76.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079355	95e67894-f935-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 76.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	a9ab4a63-9d3b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and current Balance sheet for Schedule C Business and Business A on Schedule E Part II of XXXX tax return.		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	ef58bfe7-f839-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.	03/05/2019: disclosure tracking	03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared. 03/06/2019: Lender provided disclosure tracking, however; Please provide Lender of Record application date. Exception remains.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	8a3050d2-3743-411d-a201-875f09f888ab	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079353	03a8d59d-f839-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided Final 1003. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	b702d424-983b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	35b7231e-973b-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		03/20/2019: Received XXXX YTD P&L and Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	57192613-973b-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business and Business A on Schedule E Part II of XXXX tax return.		03/20/2019: Received XXXX YTD P&L and Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079353	5056c4b9-f839-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 56 months reserves Years in Field Borrower has 23 years in field, Co-borrower has 12 years in field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	bd06bb4e-4365-4f94-b7dd-ca5d56dfd2f9	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance Sheet for Co-borrower Schedule C Business reported on XXXX tax return.		03/01/2019: Violation addressed in credit section. Exception Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	eeb27cbc-0979-438f-b195-2188ec940d4f	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		03/22/2019: Received change in circumstance. Condition cleared.03/20/2019: Received disclosure tracking history verifying borrowers acknowledged initial closing disclosure. Tracking history reflects a change in circumstance was also sent. Missing COC. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120835	596e3380-d970-4f6e-84b5-1f3c9daf61c4	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		This finding is deemed non-material and rated an B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120835	38de8fe9-07ad-4439-a00c-b50bad4b62f4	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower / co-borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120835	9d6bda8f-9939-459f-a965-65d42fa22169	3168		Non-QM/Compliant		Compliance		Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation. No cure.		03/20/2019: Received evidence both borrowers acknowledged loan estimate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120835	aa298c1a-f139-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.	03/05/2019: final 1003	03/05/2019: Lender provided the Final 1003. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	731c837e-cb3a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	85ceb8b4-d73a-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing YTD XXXX Balance sheet for Co-borrower Schedule C Business reported on XXXX tax return.		03/20/2019: Received XXXX YTD P&L and Balance Sheet. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	f7bf9c0c-ef39-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Co-borrower Schedule C Business reported on XXXX tax return. ATR Non-Compliant		03/20/2019: Received XXXX YTD P&L and Balance Sheet. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120835	8012d559-f139-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 103.10 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079351	ece86a39-c1bc-41bd-864b-c8262b25238c	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	04/11/2019: initial CD both borrowers	04/15/2019: Lender provided initial CD. Exception cleared.03/20/2019: Received disclosure tracking history verifying initial CD and change in circumstance was sent and acknowledged X/XX. The closing disclosure in the original file is dated X/XX. Missing initial closing disclosure and COC. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079351	8112d559-f139-e911-bd2f-f4e9d4a75a52	2992		Non-QM/Compliant		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	04/11/2019: corrected DOT	04/15/2019: Lender provided corrected mortgage. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079351	3634f123-013a-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided Final 1003 for both borrowers. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079351	8befc4d4-ec39-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/06/2019: Lender provided purchase contract. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079351	c24e494a-ba3a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079351	c792fa33-003a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45% loan qualified with DTI of 17.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 362.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	33e13bc7-ea39-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX Balance Sheet and P&L Statement for Schedule C Business of XXXX tax return as required per guidelines		03/01/2019: Violation addressed in credit section. Exception Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	a1ff9e6a-4994-468e-900b-01fe8ebc537b	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120834	67fe5d5e-d237-e911-bd2f-f4e9d4a75a52	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/19/2019: purchase contract	03/20/2019: Lender provided purchase contract. Exception cleared.03/01/19: Document not provided. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	e7e99d64-7238-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	c013e26c-7238-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/04/2019: AIR Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/05/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.03/01/2019: Document provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list. See attached. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	8398eb77-7238-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Schedule C Business of XXXX tax return. Guidelines require a Balance Sheet.		03/01/19: Lender provided the current year balance sheet for the Schedule C Business and Partnership. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	86dc4d79-ea39-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Guidelines require a Profit & Loss Statement.		03/01/19: Lender provided the YTD P&L Statement for the Schedule C Business and Partnership. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120834	2bd2a373-7138-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 46.96% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120831	bf67adc5-9ab3-434a-a67f-972bda96425a	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing evidence the ARM Loan Program Disclosure was provided to the Borrower within 3 days of application. The disclosure is not dated	03/19/2019: arm disc signed X/X	03/20/2019: Lender provided executed ARM disclosure which was signed the same day as the application date. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301120831	d06f14f6-7422-492e-844f-d71eb5aa5569	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	Missing evidence the CHARM Booklet was provided to the Borrower within 3 days of application. The disclosure is not dated	03/19/2019: charm regulation	03/20/2019: Lender provided CHARM regulation reflecting CHARM disclosure not required on purchase of investment properties. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301120831	ef821840-8d5f-4869-9b3d-0b9d466c7f4a	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120831	eddabd72-b837-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120831	128b783a-b637-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/03/2019: Air Cert	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/04/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120831	568dba1f-b637-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 Years on Job Borrower has 15 years on job Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.4 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120827	5a81ed27-2810-4858-ae93-7ced8bfa99a6	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX	see attached disclosure tracking to support borrower received X/XX/XX.	03/02/19: Lender provided evidence of receipt of the ARM Loan Program Disclosure within 3 days of the application. Condition cleared. 2/26/2019: No attachment provided. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120827	4fbcc444-6d70-46a0-ae7b-3d49d2bdd825	3356		Non-QM/Compliant		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	The CHARM Booklet in file is not dated		03/02/19: Lender provided evidence of receipt of the CHARM booklet within 3 days of the application. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120827	6675c220-52b4-4845-acf3-b2f516b0e9c1	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120827	8c8565f1-6934-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		2/26/2019: Lender provided signed final application. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120827	ad555246-3635-e911-bd2f-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX.XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.		03/13/2019: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120827	9b41a441-6a34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	a233a0fb-e1da-4fe8-a098-6a589d1c9ba0	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	A Profit and Loss statement and Balance sheet were not provided.		03/01/2019: Violation addressed in credit section. Exception Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	24094f26-1c36-e911-bd2f-f4e9d4a75a52	3375		Not Covered/Exempt		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. The loan passes compliance testing using the date on Initial disclosures. Additional findings may occur upon receipt of Lender of Record application date.	03/05/2019: disclosure tracking	03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared.03/06/2019: Lender provided disclosure tracking, however; Please provide Lender of Record application date. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	855f24b1-2bda-49fe-837d-baddfba06984	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120826	f72bd268-6d35-e911-bd2f-f4e9d4a75a52	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/06/2019: Lender provided purchase contract. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	d129a050-1936-e911-bd2f-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	The loan file indicates that another property was purchased at the same time as the subject property. The Lender’s Guidelines require that the total DTI ratio is to be calculated including negative rental income or expenses associated with other real estate owned. The file does not verify the PITI and net rental income for this property. Additional conditions may apply upon receipt.	03/19/2019: loan approval for concurrent loan	03/20/2019: Lender provided loan approval, Note and verification of PITIA. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	c4d5c87a-1936-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Borrower’s Business A, B, C, and D on Schedule E Part II of XXXX tax return. Additionally, missing YTD XXXX Balance Sheet for the Co-Borrower’s Business A on Schedule E Part II of XXXX tax return. Per the Lender’s Guidelines, both Profit & Loss Statement and Balance Sheet are required. ATR Non-Compliant	03/19/2019: p/l and balance sheet	03/20/2019: Lender provided balance sheets for business A & D for borrower and for co-borrower's business; however, did not provide balance sheet for borrower's business B, XXX XXX and business C, XXXXXXXX. Both businesses had positive K1 income and was not needed to qualify for loan. Guidelines indicate lender may use discretion when requiring income documentation if K1 income is positive. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	3bb61b8a-1936-e911-bd2f-f4e9d4a75a52	1552		Not Covered/Exempt		Credit		Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at closing. 4506-T signed by the Borrower at closing not provided.	03/05/2019: 4506	03/06/2019: Lender provided 4506T at closing for the borrower. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	fcec8f6d-1936-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Borrower’s Business A, B, C, and D on Schedule E Part II of XXXX tax return. Additionally, missing YTD XXXX P&L Statement for the Co-Borrower’s Business A on Schedule E Part II of XXXX tax return. An email in the file indicates that the P&L Statements for the Borrower’s Business B and C was waived prior to loan closing. Per the Lender’s Guidelines, both Profit & Loss Statement and Balance Sheet are required. ATR Non-Compliant.	03/19/2019: p/l and balance sheet	03/20/2019: Lender provided profit and loss statements for business A & D for borrower and for co-borrower's business; however, did not provide profit and balance sheets for borrower's business B, XXX XXX and business C, XXXXXXXX. Both businesses had positive K1 income and was not needed to qualify for loan. Guidelines indicate lender may use discretion when requiring income documentation if K1 income is positive. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120826	d6820b44-1c36-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 266.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120824	85205a2b-8c6f-43f2-a779-73a32304347b	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX a month for the taxes vs. the actual amount of $XXXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120824	facfb35b-3a4f-4ce9-955f-8da6e0e2d5d0	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120824	a18735ca-8f3b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120824	1d6a1418-803b-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120824	27ec33a0-093a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $X,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120822	adf4bb19-369b-45d0-98dc-17f8b62032db	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and current XXXX Balance Sheet for Schedule C Businesses on XXXX tax returns		03/01/2019: Violation addressed in credit section. Exception Cleared.02/25/2019: Cleared in error. Missing balance sheet for Schedule C business #1. Condition remains.02/25/2019: Received P&L statement for both Schedule C businesses. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120822	cf5b9f1d-50e7-4ecf-8e12-df5c9456bab2	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		02/25/2019: Received evidence borrower acknowledged initial CD. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120822	bf6fe0bc-6973-477e-8bb7-4648f2c101f7	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure - Missing Doc Not Provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120822	7581a977-4335-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120822	bb7d0ae4-4235-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Businesses on XXXX tax returns as required per guidelines.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.03/02/19: Investor overlays require a Profit & Loss and Balance Sheet for all self-employed borrowers (including schedule C) regardless if income is being used to qualify. Condition maintained. 02/25/2019: Received balance sheet for Schedule C business #2. Missing balance sheet for Schedule C business #1. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120822	debc2ad8-4235-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Businesses on XXXX tax returns as required per guidelines.		02/25/2019: Received P&L statement for both Schedule C businesses. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120822	c0e40c05-7234-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.31% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120819	e034e1ad-958e-40af-9314-f0af91133223	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		02/26/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120819	c0d79453-aa3a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120819	7476ee40-033a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.34% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079339	a2631d55-a13b-e911-bd2f-f4e9d4a75a52	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXX Balance Sheet for Schedule C Business for Borrower and Co-Borrower.		03/01/2019: Violation addressed in credit section. Exception Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079339	ffa7446a-c62b-44d5-a8ab-fcf85bff972b	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure provided on X/XX/XXXX; Loan changed from fixed to ARM X/X/XXXX.		03/20/2019: Subject property is non-owner occupied. ARM disclosure is not required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079339	3368a0a1-b406-4d4a-8f80-c0234daddfd2	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for Broker and Lender		Exception is deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079339	6f841b07-e772-4104-978d-7b04ae7ddc09	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		03/20/2019: Subject property is non-owner occupied. CHARM booklet is not required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079339	a907b0bb-5639-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	Missing Loan Approval or other acceptable documentation providing loan program approval details		03/01/2019: Updated guidance provided, LAS acceptable substitute for 1008. Exception Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079339	ad5cd0a7-6e3b-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079339	184f7eae-783b-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business for Borrower and Co-Borrower.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079339	669f13b5-783b-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing current XXXX YTD Profit & Loss for Schedule C Business for Borrower and Co-Borrower.		03/22/2019: Received XXXX YTD P&L statement for both Schedule C businesses. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079339	f5630ef3-4939-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 82 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.41%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	19050298-4298-464d-9322-f52786611f05	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing balance sheet and YTD Profit & Loss.		03/01/2019: Violation addressed in credit section. Exception Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	e2de5cdb-cffc-4351-8b9d-7f21fc00fe24	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120815	7f14651d-291f-4477-8509-8c6de88e7994	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	03/04/2019: arm disclosure	03/25/2019: Subject property is non-owner occupied. ARM disclosure is not required. Condition rescinded.03/05/2019: Lender provided response "arm disclosure", however; no document was uploaded. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120815	ff60d5af-8420-43d4-a47a-652fbdc3801c	1739		Not Covered/Exempt		Compliance		Missing Mortgage	A Mortgage/Deed of Trust with borrower(s) signatures was not provided.	03/04/2019: DOT	03/05/2019: Lender provided Mortgage with Riders and Final Title Policy. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	13afd1fa-4d35-e911-bd2f-f4e9d4a75a52	2992		Not Covered/Exempt		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	03/04/2019: appraisal	03/05/2019: Lender provided same appraisal and Mortgage with Riders. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120815	ce3256ae-4935-e911-bd2f-f4e9d4a75a52	5		Not Covered/Exempt		Credit		Insufficient Credit Score	Credit score of 712 < 720 the minimum credit score required per lender guidelines.		Lender exception provided for FICO not meeting program guidelines.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120815	1e523984-2b35-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	82742a06-3435-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A Schedule E Part II of XXXX tax return. Both Profit & Loss Statement and Balance Sheet are required.	03/04/2019: P&L	03/05/2019: Lender provided YTD Balance Sheet. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	7fc25dc3-3335-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Both Profit & Loss Statement and Balance Sheet are required.	03/04/2019: balance sheet	03/05/2019: Lender provided YTD P&L. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120815	1d99484c-2e36-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 28.97% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23.80 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079335	aa0fba3b-3547-40a2-acc9-56cc1f9a7507	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD P&L and balance sheet. ATR not compliant.		03/01/2019: Violation addressed in credit section. Exception Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079335	83246880-6135-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Final Closing Disclosure lists the Natural Hazard Report Fee, but did not list a valid payee. Provide a letter of explanation and re-disclosure of the correct information.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079335	2115e724-feb8-42c3-9aa4-aad2ed2dbcd8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079335	250bdcec-6035-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business C Schedule E Part II of XXXX tax return for Borrower.	03/04/2019: Disagree with finding: Business C Schedule E Part II of XXXX tax return for Borrower XXXXX XXXXXXX XX “ XXXXX XXXXXXX XXX” See attached LOE from borrower stating profit and loss provided for “XXXXXXXXX” is a DBA for “XXXXX XXXXXXX XXX.”. see attached LOE and profit & loss and balance sheet for YTD XXXX.	03/05/2019: Lender provided YTD Balance Sheets. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079335	fb9dc57e-6035-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business C on Schedule E Part II of XXXX tax return for Borrower.	03/04/2019: Disagree with finding: Business C Schedule E Part II of XXXX tax return for Borrower XXXXX XXXXXXX is “ XXXXX XXXXXXX, XXX.” See attached LOE from borrower stating profit and loss provided for “XXXXXXXXX” is a DBA for “XXXXX XXXXXXX XXX.”. see attached LOE and profit & loss and balance sheet for YTD XXXX.	03/05/2019: Lender provided YTD P&L's. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079335	48c613fb-6135-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/28/2019: Lender provided CDA Report.	03/01/2019: Lender provided CDA Report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 101.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.58% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	5e49f916-ed39-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current Balance Sheet for businesses reflected on tax return.		03/02/2019: Violation addressed in credit section. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	064eb7a6-7738-e911-bd2f-f4e9d4a75a52	2862		Non-QM/Compliant		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is undated and the Application is dated X/XX/XXXX.		Exception is deemed non-material with a final grade of a “B”.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079326	528b4efe-7738-e911-bd2f-f4e9d4a75a52	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		03/02/19: Lender provided evidence of receipt of the CHARM booklet within 3 days of the application date. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079326	b487525d-036b-4cd3-9f9c-053d7e2629a6	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	All CD's issued to the borrower are missing from the loan file. Additional conditions may apply. No Cure - Missing document not provided.	02/28/2019: CD	03/04/2019: Lender provided CD's. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	19bbde0b-7738-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/02/19: Lender provided the final 1003. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	b95113ff-7638-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	d2fe1e22-7738-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current Balance Sheet for businesses reflected on tax return.		03/02/19: Lender provided the current balance sheet for the borrower's business. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079326	5abd5ade-7638-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3/1/2019: CDA provided supporting appraised value.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 713. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079325	805c8bb4-2f69-4873-95ca-4fc6f857ca4a	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non material with a final grade of B	Reserves are higher than guideline minimum Lender quides with 6 months reserves; loan qualified with 982 months reserves FICO is higher than guideline minimum Lender guides with minimum 680 FICO; loan qualified with 715 FICO Years in Field Borrower has 20 years in the field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079325	70449d79-2235-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A Copy of the Purchase Contract was not provided.		02/27/2019: Received fully executed sales contract. Condition cleared.	Reserves are higher than guideline minimum Lender quides with 6 months reserves; loan qualified with 982 months reserves FICO is higher than guideline minimum Lender guides with minimum 680 FICO; loan qualified with 715 FICO Years in Field Borrower has 20 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079325	48678036-1a35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum Lender quides with 6 months reserves; loan qualified with 982 months reserves FICO is higher than guideline minimum Lender guides with minimum 680 FICO; loan qualified with 715 FICO Years in Field Borrower has 20 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079325	7f9a41f6-3035-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.	02/28/2019: CDA provided.	03/01/2019: Lender provided CDA. Exception cleared.	Reserves are higher than guideline minimum Lender quides with 6 months reserves; loan qualified with 982 months reserves FICO is higher than guideline minimum Lender guides with minimum 680 FICO; loan qualified with 715 FICO Years in Field Borrower has 20 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079324	f795929f-793b-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lenders Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079324	6bfd6a8c-793b-e911-bd2f-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/05/2019: initial lock	03/05/2019: Lender provided the rate lock. Exception cleared.	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079324	043a9e46-7a3b-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/05/2019: purchase contract	03/05/2019: Lender provided the purchase agreement. Exception cleared.	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079324	f4b5b6d2-793b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079324	de503c42-4239-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079324	ed1b5be3-4139-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Provided.	03/01/2019: Lender provided CDA. Exception cleared.	Years in Field Borrower has 30 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.26% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 262.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120810	39125c7a-1f39-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Provided.	03/01/2019: Lender provided CDA. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 54.74% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 37.45% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 120.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120809	8b4749aa-3785-4783-b7cc-91162da47de4	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120809	3f2337d9-a536-e911-bd2f-f4e9d4a75a52	7		Non-QM/Compliant		Credit		Cash out amount greater than guideline maximum	Lender guidelines allow a maximum cash out of $X,XXX.XX, per the final CD the borrower received a cash out amount of $X,XXX.XX.		03/19/2019: Client approved exception. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves. Condition cleared. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120809	320dd99f-7e36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120809	23c4ba78-7e36-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120809	73a50b3f-7f36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Provided.	03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.39%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 27.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120808	40a397b5-6919-40fd-be44-096d9c8f62d2	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	03/21/2019: CD and tracking	03/25/2019: Lender provided initial CD acknowledged 3 days prior to consummation. Exception cleared.03/20/2019: Received disclosure tracking history verifying initial CD was sent and acknowledged 8/23. Both closing disclosures in the original file are dated 8/28. Missing initial closing disclosure. Condition remains.	FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 698. Years in Field Borrower has 9 years in the field. Years Self Employed Borrower has been self-employed for 8 years. Years in Field Co-Borrower has 9 years in the field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120808	310020c0-4615-4ef1-ad16-9b3d554f8d95	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		02/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 698. Years in Field Borrower has 9 years in the field. Years Self Employed Borrower has been self-employed for 8 years. Years in Field Co-Borrower has 9 years in the field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120808	4c013db7-a33a-e911-bd2f-f4e9d4a75a52	1644		Non-QM/Compliant		Credit		Failure to Verify Legal Residency	Evidence of Borrowers' residency not provided. Per final application, Borrowers are non-permanent residents. There should be a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease.		03/25/2019: Client acknowledged exception. Condition cleared. Loan will be rated a B.	FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 698. Years in Field Borrower has 9 years in the field. Years Self Employed Borrower has been self-employed for 8 years. Years in Field Co-Borrower has 9 years in the field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120808	10379435-be3a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 698. Years in Field Borrower has 9 years in the field. Years Self Employed Borrower has been self-employed for 8 years. Years in Field Co-Borrower has 9 years in the field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120808	c8898fa1-a53a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	02/28/2019: CDA Provided.	03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 698. Years in Field Borrower has 9 years in the field. Years Self Employed Borrower has been self-employed for 8 years. Years in Field Co-Borrower has 9 years in the field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120807	eaff4c75-584c-4773-9a6e-453cb1f6cd30	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	57.86% DTI > 45% Guideline maximum.		03/01/2019: Violation addressed in credit section. Condition Cleared	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120807	6a66152f-d2ec-47be-abcd-8c7a7c53db7d	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Wire Fee is reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title-Wire Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120807	f32c3502-3ddd-45e3-8d23-49516c9079ce	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120807	be981f4a-0a37-e911-bd2f-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file with only the Funding CD provided in the file. Additional conditions may apply. No Cure - Missing document not provided.		03/20/2019: Received initial CD and disclosure tracking history verifying borrower acknowledged. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120807	6076fd75-0937-e911-bd2f-f4e9d4a75a52	7		Non-QM/Compliant		Credit		Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $XXX,XXX allowed by the client.		03/12/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120807	963744ac-d03a-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	The guidelines reflect a maximum allowable DTI of 45.00%. Due to the improper calculation of net rental income, the actual DTI is 57.86%.		03/22/2019: Audit recalculated rental income per Lender's request. DTI < 45%. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120807	c3d568e5-0837-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120807	b538492d-0937-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120807	2f4d47c6-0837-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	02/28/2019: CDA Provided.	03/01/2019: Lender provided CDA. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079321	1b31aa26-d62e-455d-aa3c-84a0eb11dd30	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079321	f9055619-0e3a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120805	07e4fe08-8cb9-43e0-b4bf-776178d50dd8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 43.3 months reserves. Years Self Employed The Borrower has been Self-Employed for 10 years. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680, loan qualified with FICO of 745				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120805	456d9f1c-1136-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		03/01/2019: Lender provided purchase contract. Condition cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 43.3 months reserves. Years Self Employed The Borrower has been Self-Employed for 10 years. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680, loan qualified with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120805	bd204a91-b936-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: Lender provided CDA. Exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 43.3 months reserves. Years Self Employed The Borrower has been Self-Employed for 10 years. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680, loan qualified with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120804	380ac2d2-5404-4d0e-bf6b-3dc27545578b	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.		03/20/2019: Received disclosure tracking history verifying borrower acknowledged initial closing disclosure. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120804	094dd764-813b-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/05/2019: final 1003	03/05/2019: Lender provided the final loan application. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120804	4c9f4502-823b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120804	15d7a60c-5539-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120802	c9510ca2-e5d6-45a2-912a-16ece45c5516	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.16% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120802	0c76dea5-223a-e911-bd2f-f4e9d4a75a52	1644		Non-QM/Compliant		Credit		Failure to Verify Legal Residency	Missing a fully executed XXXX XX XXXXXXXXX Certification of Resident Alien Status Form.		03/22/2019: Received Certification of Resident Alien Status. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.16% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120802	812bcdb9-6334-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.16% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120802	4087b691-6234-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.16% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079320	2dc956c1-b364-478a-9f8c-9b24348b59eb	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years in Field Borrower has 5 years in Field No Rental Lates U/W guides require 0 x 30 days late in the most recent 12 months; VOR verifies 23 months payment history with no loate payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079320	00f83825-993a-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines	03/05/2019: Air certification	03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years in Field Borrower has 5 years in Field No Rental Lates U/W guides require 0 x 30 days late in the most recent 12 months; VOR verifies 23 months payment history with no loate payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079320	23cf548e-063a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided. CDA in file was not ordered by XXXXXX.		03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years in Field Borrower has 5 years in Field No Rental Lates U/W guides require 0 x 30 days late in the most recent 12 months; VOR verifies 23 months payment history with no loate payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120799	a1051fb9-d4c2-4a85-a17d-748da87aa27b	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 3 business days prior to consummation date. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.		03/20/2019: Received disclosure tracking history verifying both borrowers acknowledged initial closing disclosure. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120799	953c9711-bd3b-e911-bd2f-f4e9d4a75a52	1		Not Covered/Exempt		Compliance		General Compliance Exception	Please provide evidence of LOR Initial Application date. The 1003 in file is issued by the broker.	03/05/2019: disclosure tracking	03/05/2019: Lender provided the Disclosure Tracking form showing application date of X/XX/XX. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120799	e5eb8be2-ae97-4a20-a6d0-320b569c8bdd	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120799	5af9d674-4636-e911-bd2f-f4e9d4a75a52	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/05/2019: purchase contract	03/05/2019: Lender provided the purchase contract. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120799	5276966c-b53b-e911-bd2f-f4e9d4a75a52	852		Not Covered/Exempt		Credit		Failure to Obtain Required Documentation	Evidence of mortgage payment, property taxes and insurance for the investment property #4 on the Borrower's final application and purchased simultaneously with the subject not provided.		03/22/2019: Received evidence of PITI for property that closed simultaneously with subject. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120799	c5715cf6-9c3b-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120799	46ddf720-1236-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: Lender provided CDA. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 26.65% Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 350.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	fd479d9b-068a-4568-84bf-0854f38541fc	2869		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD Profit and Loss statement and Balance Sheet for Business A, B, C,D and E on Schedule E Part II of XXXX tax return.		03/01/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	1e6228e7-783b-e911-bd2f-f4e9d4a75a52	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM disclosure not provided within 3 days of the application date. The ARM disclosure is not dated and is signed X/XX/XXXX, the broker application date is X/XX/XXXX.		03/19/2019: Subject property is non-owner occupied. ARM disclosure is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120797	ad931cd5-92d8-4ab4-81e4-f30bb15da7db	3169		Not Covered/Exempt		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial disclosure is dated X/XX/XXXX and is not signed. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		03/19/2019: Received evidence both borrowers acknowledged initial closing disclosure. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120797	f149cef5-793b-e911-bd2f-f4e9d4a75a52	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM booklet not provided within 3 business days of the application date. The file contains a doc signed at closing that acknowledges receipt of the CHARM booklet with no date indicating when the booklet was provided.		03/19/2019: Subject property is non-owner occupied. CHARM booklet is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120797	25b9a820-d812-4046-ad7f-cc82a592e080	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120797	1fb1ce06-241b-4da9-aa06-3f463e1016f6	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure - Missing Doc Not Provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120797	087e6f0a-d736-e911-bd2f-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/05/2019: final 1003	03/05/2019: Lender provided the final Loan Application. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	95a8077e-d636-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	b1e471bd-d636-e911-bd2f-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current Balance Sheet for Business A, B, C,D and E on Schedule E Part II of XXXX tax return.		03/22/2019: Received P&L and balance sheet for business B & E. Borrower has less than 25% ownership in other businesses. Condition cleared.03/22/2019: Received P&L and balance sheet for business B & E. Borrower has less than XX% ownership in other businesses. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	154e87e9-d636-e911-bd2f-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Business A, B, C,D and E on Schedule E Part II of XXXX tax return.		03/22/2019: Received P&L and balance sheet for business B & E. Borrower has less than 25% ownership in other businesses. Condition cleared.03/22/2019: Received P&L and balance sheet for business B & E. Borrower has less than XX% ownership in other businesses. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120797	233525ea-d736-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualfied with FICO of 779. Years in Field Borrower has 27 years in Field. Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 110.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079316	f0f1d582-86d0-4bcf-a47d-fd7958069f61	3356		Non-QM/Compliant		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	Missing evidence the CHARM Booklet was provided to the Borrower within 3 days of application. The disclosure is not dated		03/01/2019: Audit reviewed ARM disclosure dated X/XX/XXXX which reflects CHARM booklet was provided to borrower. Condition cleared. 03/01/2019: Audit reviewed ARM disclosure dated X/XX/XXXX which reflects CHARM booklet was provided to borrower. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 206.10 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079316	39f42d71-d336-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/01/2019: Lender provided signed final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 206.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079316	0980e7c6-cb36-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/19/2019: purch contract	03/20/2019: Lender provided purchase contract. Exception cleared.03/01/2019: Lender provided a purchase contract for a different borrower and property. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 206.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079316	9ca65192-d336-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 206.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079316	12ff134e-d336-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 206.10 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120795	3954d7af-9626-4172-99fb-6cfb0dbe8abf	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120795	8fb786e0-c330-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		02/25/2019: Received final, signed application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120795	aa721199-c330-e911-bd2f-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.		03/02/19: Lender provided the replacement cost estimator from the insurance company, showing sufficient coverage. Condition cleared. 02/25/2019: No document uploaded for review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120795	1cef624b-7334-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		02/25/2019: Received YTD XXXX balance sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120795	cdb1e33e-7334-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return as required per guidelines.		02/25/2019: Received YTD XXXX P&L statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120795	b245d713-c330-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: Lender provided CDA. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.80 months reserves Years Self Employed Borrower has 38 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079312	5b5ee24e-743b-e911-bd2f-f4e9d4a75a52	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID Number of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 676.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079312	2ccac750-2cfc-451e-8561-477feee06cb6	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 676.80 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079312	16437e00-4038-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 676.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079312	8084a6ec-3f38-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 676.80 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120794	8076d1a3-4175-49a2-9d1d-3dc0b89844cd	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Broker Affiliated Business Disclosure not provided.		02/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120794	9284be34-d65d-42b8-abc3-ea05eb54db12	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)	3/19/2019: Lender provided charm regulation.	03/20/2019: Lender provided charm regulation. The CHARM disclosure is not required on purchase of investment properties. Exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120794	a37e7479-7de4-4139-bad7-d309eff0d035	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.		02/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120794	8756b2e1-84c7-40f9-aeb9-490acc5186eb	1665		Not Covered/Exempt		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		02/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120794	79f89729-0d39-e911-bd2f-f4e9d4a75a52	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/05/2019: Lender provide executed copy of the purchase agreement, exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120794	abe9f187-3a39-e911-bd2f-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX,XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX cost estimator from the insurer was not provided.	03/05/2019: cost estimator	03/05/2019: Lender provided Replacement Cost Estimator from insurer, exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120794	6fc71795-3a39-e911-bd2f-f4e9d4a75a52	1552		Not Covered/Exempt		Credit		Missing signed 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	03/05/2019: 4506	03/05/2019: Lender provided 4506T executed at closing, exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120794	0a997164-3a39-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2019: Lender provided CDA. Exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 42 months reserves, loan qualified with 249.60 months reserves. No Mortgage Lates Borrower has no Mortgage Lates within the last 134 reporting months. FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 763. Years in Field Borrower has 31 years in the field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079311	2287a8f5-a03a-e911-bd2f-f4e9d4a75a52	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		03/19/2019 Received evidence borrower acknowledged initial closing disclosure. Condition cleared.	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079311	ce12a791-a63a-48a9-a7e8-00cf53eb5a02	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079311	e57b9706-de36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	03/05/2019: final 1003	03/05/2019: Lender provided executed copy of the final application, exception cleared.	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079311	1333da5e-f636-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/19/2019: contract signed by all03/05/2019: purchase contract	03/20/2019: Lender provided purchase contract signed by all parties. Exception cleared.03/05/2019: Lender provided copy of purchase contract, however it is only signed by the borrower/buyers and not signed by the sellers, exception remains.	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079311	896218e7-ee36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079311	834731c7-ee36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	Years in Field Borrower has 37 years in field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796. Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 62.30 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120793	3b6d6701-1569-4542-8717-5b819bdbe839	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.09% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.90 months reserves Years Self Employed Borrower has 15 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120793	34c65359-c333-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower's was not provided.		02/27/2019: Received final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.09% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.90 months reserves Years Self Employed Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120793	b48daa96-5035-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.09% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.90 months reserves Years Self Employed Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120793	c6f89237-c333-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.09% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22.90 months reserves Years Self Employed Borrower has 15 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120792	3056e7ba-4443-4b55-89f6-3899bcc24826	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.91% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120792	6979342e-4935-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.91% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120792	3ab8fd43-4935-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Document provided is the requirements to confirm the appraiser is AIR compliant. Appraiser is not on the approved appraiser list. See attached. Condition maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.91% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120792	d13e5e17-4935-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 33.91% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079309	c5a53306-4571-41c7-aa3f-9a2483fd0005	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079309	c5fe2704-1c01-43e5-884c-706b0f2dfabc	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		03/01/19: Lender provided evidence of receipt of the consumer handbook on adjustable rate mortgages (CHARM). Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079309	ed7ebf57-0d36-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		03/01/19: Lender provided a copy of the signed purchase contract. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079309	54f028f2-aa36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079309	c99a4100-ab36-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/01/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079309	05c023e0-aa36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 34.42% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120788	f675702a-ea62-4adc-918d-21f16477a89f	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance sheet for Schedule C Business of XXXX tax return.		03/01/2019: Violation addressed in credit section. Condition Cleared	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120788	7be6d7f1-cc9f-4316-b697-f518e8842d5c	1679		Non-QM/Compliant		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		Non-material per SFIG guidance, loan will be graded a B for all agencies.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120788	9b09ebd0-4a41-40cb-8c5c-03895157f970	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120788	f97328ba-2268-4398-836f-063b186b2907	3183		Non-QM/Compliant		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Report Fee of $XXX.XX resulting in a ($XXX.XX) refund due for cure. The file contains a corrected CD, and letter of explanation; Provide proof of delivery to the Borrower and evidence of Refund	3/18//2019: PCCD with cure.	03/20/2019: Lender provided the PCCD, LOX, proof of delivery and evidence of refund. Exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120788	156a09f8-1436-e911-bd2f-f4e9d4a75a52	2857		Non-QM/Compliant		Credit		Cash Out Amount Exceeds Guideline Maximum	Cash out amount exceeds the maximum cash out of $XXX,XXX allowed by the client.		03/12/2019: Audit acknowledges the client approved guideline exception for Cash Out outside of Client Overlay guidelines. Loan will be rated a B.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120788	7cd0acb3-1436-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120788	3c30afc9-1436-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/05/2019: Lender provided guidelines for appraisals; however, the appraisal was not performed by an approved appraiser. Exception remains.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120788	1bc658c0-4039-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing YTD XXXX Balance sheet for Schedule C Business XXXX tax returns. ATR Non-Compliant		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120788	2d9b1618-1536-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per Lender guidelines, a Profit & Loss Statement is required in order for the loan to the Ability to Repay. ATR Non-Compliant	03/21/2019: p/l and balance sheet	03/22/2019: Lender provided the XXXX YTD P&L for the Schedule C business, exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120788	3f7cad60-1436-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 65%, loan qualfied with LTV of 37.04% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.46% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 29.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079308	6bb21221-0039-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/05/2019: Lender provided executed copy of the purchase agreement, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 14 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079308	2759f84e-1239-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared. 03/06/2019: Lender provided Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 14 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079308	0d3f612c-0039-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: Lender provided CDA. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 14 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079307	762e1532-be35-455a-811a-8ee2356217cb	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed Non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 60% CLTV Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079307	962fc0a5-2735-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 60% CLTV Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079307	f08d82fb-3935-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 60% CLTV Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 10 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120787	3d7e1df6-cdb0-4f3e-9f97-84b23b5a950d	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120787	9a0d2121-8e37-e911-bd2f-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The Final CD is missing from the loan file. Additional conditions may apply. No Cure - Missing document not provided.	04/11/2019: PCCD - clerical error03/18/2019: final cd	04/15/2019: Lender provided PCCD, LOX and proof of delivery. Exception down graded. Non-material per SFIG, loan will be graded a B for all agencies.03/20/2019: Lender provided the consummation CD, however the Settlement Agent name is missing from the General information section. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120787	6f3a55cb-8d37-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.		3/4/2019: Lender provided signed final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120787	2153989b-8d37-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120787	6ea06cfd-2138-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser or AMC as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120787	3e6c10a8-8d37-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 20.60 months’ reserves. Years in Field Borrower has 10 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120785	44af3b33-7955-44b8-80b4-87c6203f82f4	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider. Provide corrected CD and letter of explanation to the Borrower.		02/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120785	eed36f94-2213-443a-8c94-1187af4b988a	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		02/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120785	d41d8e27-5c39-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	All pages of the final application for the Co-Borrower were not provided (missing page 4 of 4).		03/20/2019: Confirmed initial 1003 in file, final 1003 requirement waived, loan will be graded a B.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120785	374cc7b4-c136-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/05/2019: Lender provided executed copy of purchase agreement, exception cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120785	1b0bdad7-4039-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/06/2019: Lender provided guidelines for appraisals; however, the appraisal was not performed by an approved appraiser. Exception remains.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120785	9a9dbf91-ef36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 69.50 months reserves. Years in Field Borrower has 23 years in the field. FICO is higher than guideline minimum Lender Underwriting Guidelines require FICO of 680 loan qualified with FICO of 691.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	9afce9d1-763b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXX YTD Profit and Loss and Balance Sheet for Co-Borrower's Schedule C Business.		03/06/2019: Violation addressed in credit section. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	f816cbf9-7d3a-4b48-a8aa-5a45e63a74db	3164		Non-QM/Compliant		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. Missing evidence of borrower receiving the initial LE 3 business days of application. No cure.	03/05/2019: initial LE	03/05/2019: Lender provided Initial LE and WLSP. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079305	a8c860a7-4f72-490d-b189-c28cf00fed39	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender.		Exception is deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079305	3f1a2783-79e7-4ebe-8d12-2d6e5363446c	1665		Non-QM/Compliant		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079305	0a395e13-3c39-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided final 1003. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	db7c1ba1-e639-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/06/2019: Lender provided purchase contract. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	07395e13-3c39-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	ec01de01-aa3a-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Co-Borrower's Schedule C Business.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079305	c3d2470e-aa3a-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current XXXX YTD Profit and Loss for Co-Borrower's Schedule C Business.		03/22/2019: Received Co-borrower's XXXX YTD P&L Statement. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079305	8c519dc1-e639-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706. Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 108.30 months’ reserves. CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 65%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	2f374eee-3c38-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current YTD and XXXX P & L Statement and Balance Sheet for Business A on Schedule E Part II of XXXX tax return.		03/04/2019: Violation addressed in credit section. Condition Cleared.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	6bddc3bf-11c0-48d6-ae48-2987db733513	3203		Non-QM/Compliant		Compliance		Incorrect disclosure of Transfer Taxes - Section E	(Added XX/XX/XXXX) The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079304	0d361b6f-de36-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lenders affiliated business disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079304	c793b2a8-09d3-4897-8d06-cedfe693443e	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	All CD's issued to the borrower are missing from the loan file. Additional conditions may apply. No Cure - Missing document not provided.		03/05/19: Lender provided the closing disclosures for the subject transaction. Condition cleared.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	66b8a2a2-de36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	8d7d43b6-de36-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/05/19: Appraisal not performed by an approved Appraiser as required by Guidelines. Condition maintained. 03/04/19: Appraisal not performed by an approved Appraiser as required by Guidelines. Condition maintained.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	85b5d432-df36-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current YTD and XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return.		03/05/19: Lender provided the Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Condition cleared. 03/04/19: The company in question is Business A, Schedule E Part II of XXXX tax return, located on page 201. (XXXXXXXX). Condition maintained.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	12d3b8b8-3738-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current YTD and XXXX P & L Statement for Business A on Schedule E Part II of XXXX tax return.		03/05/19: Lender provided the YTD and XXXX P & L Statement for Business A on Schedule E Part II of XXXX tax return. Condition cleared. 03/04/19: The company in question is Business A, Schedule E Part II of XXXX tax return, located on page 201. (XXX XXXXXXXXXXX). Condition maintained.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079304	4810ed4e-de36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120781	a4d66f28-c10c-407f-897e-4955247f18bf	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		02/25/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 39.70 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 54 reporting months. LTV is lower than guideline maximum Lender Underwriting Guidelines require 70% LTV, loan qualified with 49.02% LTV FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 751.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120781	afc93f7e-e9f9-4791-a7d7-6387057a658f	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure		02/25/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 39.70 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 54 reporting months. LTV is lower than guideline maximum Lender Underwriting Guidelines require 70% LTV, loan qualified with 49.02% LTV FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 751.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120781	360011d4-a43a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 39.70 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 54 reporting months. LTV is lower than guideline maximum Lender Underwriting Guidelines require 70% LTV, loan qualified with 49.02% LTV FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 751.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120781	64bb78a8-e039-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 39.70 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 54 reporting months. LTV is lower than guideline maximum Lender Underwriting Guidelines require 70% LTV, loan qualified with 49.02% LTV FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 751.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120781	486191f8-e039-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum Lender Underwriting Guidelines require 6 months reserves, loan qualified with 39.70 months reserves. No Mortgage Lates Borrowers have no Mortgage Lates within the last 54 reporting months. LTV is lower than guideline maximum Lender Underwriting Guidelines require 70% LTV, loan qualified with 49.02% LTV FICO is higher than guideline minimum Agency Underwriting Guidelines require FICO of 680 loan qualified with FICO of 751.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	d6f7b91e-8bf4-4c21-a94e-9897f19b2354	2868		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Income and assets are not verified in qualification of the borrower	Missing YTD P&Ls and current Balance Sheets for Business A, B, C, etc. on Schedule E Part II of XXXX tax return.		03/04/2019: Violation addressed in credit section. Condition Cleared	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	987a080b-02ba-487e-acff-00bfe8928411	1679		Non-QM/Compliant		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079298	e411518c-0d17-41b2-a5be-c5e93b6b04e8	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower acknowledge the Initial Closing Disclosure 3 business days prior to consummation. No Cure.		02/27/2019: Received evidence borrowers acknowledged initial closing disclosure. Timing requirement met. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301079298	a0432bcc-4735-e911-bd2f-f4e9d4a75a52	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee is paid to the Lender and the Tax Service Fee is paid to the Broker in section B on the final Closing Disclosure. It should be paid to the service provider or FBO the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079298	a4f7df01-180b-47a5-9dd0-3c2a94afb52e	3247		Non-QM/Compliant		Compliance		Information required for General Information section not present in C.D.	The final Closing Disclosure is missing the Settlement Agent on page one.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301079298	64d31d1c-4835-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079298	26dd0c52-4935-e911-bd2f-f4e9d4a75a52	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		02/27/2019: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	fe8f2862-5eca-4264-9f32-38155745c5f1	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		02/27/2019: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079298	a8e8279a-3935-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		03/04/2019: Lender provided purchase contract with addendum reflecting the buyer on contract was changed to the borrowers names. Exception cleared. 02/27/2019: Receive fully executed sales contract. Buyer is XX XXX and/or assigns. Missing addendum reflecting contract was assigned to borrowers. Condition remains.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	e27ebec8-4935-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	6480b7a2-4735-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current Balance Sheet for Business A, B, C, etc. on Schedule E Part II of XXXX tax return.		02/27/2019: Received balance sheet for 1120 business, Schedule C and businesses A & B. Balance sheet for businesses C & D not required, < 25% ownership. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	bd7d4081-4735-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for Business A, B, C, etc. on Schedule E Part II of XXXX tax return.	03/21/2019: tax docs	03/22/2019: Lender provided profit and loss statements. Exception cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079298	a5c89ade-4935-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03-01-2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 30 years Self Employed. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualfied with FICO of 759. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 31 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	3624aef7-073b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX and XXXX P&L Statement and Balance sheet for Schedule C Business on XXXX tax return.		03/06/2019: Violation addressed in credit section. Condition Cleared	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	3311da03-083b-e911-bd2f-f4e9d4a75a52	2876		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	4.9 mos. < 6 mos. required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $0.00 = $XX,XXX.XX for reserves which is not sufficient for the subject.		03/06/2019: Violation addressed in credit section. Condition Cleared	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	e7cde2b7-ab00-4de7-8dfe-42611deb4d2c	3174		Non-QM/Compliant		Compliance		Incorrect disclosure of Origination Charges - Section A	The Verification of Employment fee paid to the broker reflected in section H of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.		03/06/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120779	902cef71-183a-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/26/2019: This finding is deemed non-material and rated an B.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120779	aef07e83-6cc2-44a8-9da1-964b288d15a8	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.	03/05/2019: all closing disclosures	03/06/2019: Lender provided Initial, Consummation and Funding CDs, exception cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	6dfb5d45-183a-e911-bd2f-f4e9d4a75a52	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure	03/05/2019: disclosure tracking	03/06/2019: Lender provided evidence of e-consent, exception cleared.02/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	964c949f-6734-4273-8d24-a867fa06120b	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	The LE is missing from the loan file. No Cure	03/05/2019: all loan estimates	03/06/2019: Lender provided all loan estimates, exception cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120779	7b66dee7-163a-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided signed Final 1003s, exception cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	ed0e55cf-7d3b-e911-bd2f-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.		03/13/2019: Received replacement cost estimator. Hazard coverage is sufficient. Condition cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120779	30e8f647-193a-e911-bd2f-f4e9d4a75a52	824		Non-QM/Compliant		Credit		Insufficient Reserves	4.9 mos. < 6 mos. required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $0.00 = $XX,XXX.XX for reserves which is not sufficient for the subject.		03/26/2019: Audit acknowledges the client approved guideline exception for Reserves outside Client guidelines. Loan will be rated a B.03/22/2019: Pending Client exception review	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120779	436c7676-0b3b-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing YTD XXXX and XXXX P&L Statement and Balance sheet for Schedule C Business on XXXX tax return.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120779	947f90e1-163a-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX and XXXX P&L Statement for Schedule C Business on XXXX tax return.		03/22/2019: Received XXXX/XXXX P&L Statements. Condition cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120779	02ae9198-183a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 9 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $1,249				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120778	3fade339-a43b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXX YTD P&L and balance sheet for Schedule C Business.		03/06/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120778	d0fed0d5-813b-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Exception is deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120778	84a5a43f-6238-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/06/2018: Lender provided copy of executed purchase contract, exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120778	412c4222-883b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120778	2444e9a5-873b-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business.		03/22/2019: Received XXXX YTD P&L Statement and Balance Sheet. Condition cleared. 03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120778	52d9a9d4-873b-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current XXXX YTD P&L for Schedule C Business.		03/22/2019: Received XXXX YTD P&L Statement and Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120778	65a6a813-1039-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.90 months reserves Years in Field Borrower has 16 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079295	b1d70629-2239-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The final Closing Disclosure does not list home warranty fee as optional in section H. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079295	adf1d984-2039-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	03/05/2019: purchase contract	03/06/2019: Lender provided copy of executed purchase contract, exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079295	4120c896-2139-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079295	83a60b79-2139-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079295	9593a108-2239-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 25 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120775	46c47c12-b036-e911-bd2f-f4e9d4a75a52	1740		Not Covered/Exempt		Compliance		Missing Mortgage Rider	Missing Suretyship Rider		4/16/2019: Received deed of trust and evidence sent for re-recording. Other Suretyship Rider was checked in error on the original deed of trust. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.86%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 96.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120775	53ec248b-0a35-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.86%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 96.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120775	b9e1e2f7-1935-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 29.86%. Reserves are higher than guideline minimum UW Guides require 18 months’ reserves, loan qualified with 96.20 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120774	b1cc35b0-3d90-46c7-8b83-dd90bf48b5a9	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualfied with 12 months reserves. Years on Job Borrower has 6.7 years on job. Years in Primary Residence Borrower resides at primary residence for 14 years.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120774	15c4779c-a8cf-412d-b542-6ea86f68b355	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		03/19/2019: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualfied with 12 months reserves. Years on Job Borrower has 6.7 years on job. Years in Primary Residence Borrower resides at primary residence for 14 years.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120774	f80c325d-053a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualfied with 12 months reserves. Years on Job Borrower has 6.7 years on job. Years in Primary Residence Borrower resides at primary residence for 14 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120774	521b08d1-043a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualfied with 12 months reserves. Years on Job Borrower has 6.7 years on job. Years in Primary Residence Borrower resides at primary residence for 14 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079291	c0dda0bd-1189-4f0b-8da2-d780e97c5e81	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception is deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 40.30 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709. Years in Field Borrower has 15 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079291	e76d385d-523b-e911-bd2f-f4e9d4a75a52	1644		Non-QM/Compliant		Credit		Failure to Verify Legal Residency	Evidence of Borrowers residency not provided. Per final application, Borrowers are permanent residents or non-permanent residents.	03/05/2019: proof of residency	03/06/2019: Lender provided copies of VISAs and documentation for both borrowers, exception cleared.	Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 40.30 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709. Years in Field Borrower has 15 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079291	d82536d3-7c37-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 40.30 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709. Years in Field Borrower has 15 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079291	be678e29-6f37-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Cert	03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/06/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 40.30 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709. Years in Field Borrower has 15 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079291	d47b8cee-7c37-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 40.30 months’ reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709. Years in Field Borrower has 15 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120772	2a5e013a-f0c7-4f50-8055-b071d007156c	2877		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Credit score of 725 < 740 the minimum credit score required per lender guidelines.	03/21/2019: guidelines	03/22/2019: Violation addressed in credit section. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.52% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years in Field Borrower has 27 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120772	8b5823c7-2335-e911-bd2f-f4e9d4a75a52	3		Not Covered/Exempt		Credit		CLTV Exceeds Guidelines	Lender guidelines require a maximum CLTV of 65%, however,the current CLTV of the subject is 70%. Lower appraisal value of $X,XXX,XXX was used vs $X,XXX,XXX used by lender.	03/21/2019: uw guidelines	03/25/2019: Client acknowledged exception. Condition cleared. Loan will be rated a B. 03/22/2019: Lender provided Underwriting analysis worksheet reflecting 70% LTV and that the borrower's qualifying score is 740. Also, provided UW Guidelines which reflects maximum LTV as 65% on investment property with FICO of at least 700 and at least 36 months PITIA. Borrower's actual qualifying FICO is 725 on Investment property; therefore, maximum LTV is 65%. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.52% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years in Field Borrower has 27 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120772	83a7ad57-2335-e911-bd2f-f4e9d4a75a52	5		Not Covered/Exempt		Credit		Insufficient Credit Score	Credit score of 725 < 740 the minimum credit score required per lender guidelines.	03/21/2019: guidelines	03/25/2019: Client acknowledged exception. Condition cleared. Loan will be rated a B. 03/22/2019: Lender provided copy of guidelines. The guidelines reflects for an LTV of 70% the minimum FICO is 740. The borrower's actual qualifying FICO is 725. Exception remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.52% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years in Field Borrower has 27 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120772	7972a9bc-2435-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/1/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.52% Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX in disposable income Years in Field Borrower has 27 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079289	75bc3e61-cb36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/01/2019: Lender provided signed final application for the subject transaction. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079289	8097263f-ba36-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided		03/01/2019: Lender provided copy of purchase contract. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079289	492c8158-cb36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079289	0b5edd3d-cb36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 42.39%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079286	cda4d0da-8010-4383-80a9-578cce6f30af	2870		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Missing business license for self-employed borrower.		3/19/2019: Received verification of business dated within 30 days of note date. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079286	5af35900-9b3a-e911-bd2f-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	The loan application indicated that the borrower was self-employed for 4 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business.		3/19/2019: Received verification of business dated within 30 days of note date. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079286	4be61b31-9a3a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079286	68afc8e6-9b3a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79% CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 51.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120770	0b5fdde3-f99a-4e99-988c-62cfc03e5462	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.9 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120770	f9b6734b-4131-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/04/2019: 1003	03/05/2019: Lender provided singed final 1003, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120770	b1a3590d-e036-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120770	6993e591-5031-e911-bd2f-f4e9d4a75a52	1552		Non-QM/Compliant		Credit		Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at closing. 4506-T signed at closing not provided.		03/01/19: Lender provided the 4506T signed at closing. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120770	461735b1-4531-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.98% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	dd8dcab8-c43a-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance sheet for Schedule C Business on XXXX tax return for co-borrower.		03/06/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	61795a1e-332a-4e86-afeb-9106f7d348fe	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079284	e5c477e0-e438-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. Please provide page 3 of 4.	03/05/2019: final 1003	03/06/2019: Lender provided executed final 1003. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	ca606af9-ed38-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	03/05/2019: purchase contract	03/06/2019: Lender provided purchase contract. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	d3340d19-e338-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	03/05/2019: remove/waive item	03/06/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	c807f583-f539-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Schedule C Business on XXXX tax return for co-borrower.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301079284	fbd71632-f138-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business on XXXX tax return for co-borrower.	03/21/2019: p and l	03/25/2019: Lender provided P&L for co-borrower's schedule business. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079284	ef4d431f-e338-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.74%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 66.80 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120769	04ea5431-2096-46e6-9996-d78454b620b4	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 73.00 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120769	5ea3b30a-e436-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 73.00 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120769	9b749843-1b36-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 73.00 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120769	d6346e03-1c36-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/3019: A CDA provided reflecting a value of $X,XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 73.00 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.38% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120767	9a667ed8-2236-e911-bd2f-f4e9d4a75a52	2868		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Income and assets are not verified in qualification of the borrower	Missing YTD XXXX P&L Statement for Business A and B on Schedule E Part II of XXXX tax return as required by the Lender Guidelines.		02/28/2019: Received XXXX P&L and balance sheet for business A & B. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120767	8b4d2833-ec87-47d8-b77e-d50340119de5	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Broker.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120767	61cdffc5-ae2c-44a1-bee2-ffdddadae477	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120767	bfc21015-6495-4812-929d-fd4afca0b2cd	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XXX.XXX% vs actual TIP of XXX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120767	a567eed4-7434-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.		02/28/2019: Received final application. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120767	02670e44-7534-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A and B on Schedule E Part II of XXXX tax return as required by the Lender Guidelines.		02/28/2019: Received XXXX P&L and balance sheet for business A & B. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120767	0f15398b-7434-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.		02/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Lender guidelines allow a maximum DTI of 43%, loan qualifies with a DTI of 29.05%. FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 719 Reserves are higher than guideline minimum Lender guidelines require 6 months reserves, loan qualified with 17.10 months of reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120766	8b8189b4-693b-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum FICO 793 > 740 minimum per guidelines Reserves are higher than guideline minimum 33 months reserves > 30 months required DTI is lower than guideline maximum DTI 15.75% < 43% max per guides				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120766	995318c0-693b-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines	03/05/2019: Air Certification	03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/06/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	FICO is higher than guideline minimum FICO 793 > 740 minimum per guidelines Reserves are higher than guideline minimum 33 months reserves > 30 months required DTI is lower than guideline maximum DTI 15.75% < 43% max per guides				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120766	589ddc9f-d635-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum FICO 793 > 740 minimum per guidelines Reserves are higher than guideline minimum 33 months reserves > 30 months required DTI is lower than guideline maximum DTI 15.75% < 43% max per guides				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120765	0345a73e-483b-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Tax Bill in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120765	4130911a-1482-4bc9-aaaf-37d1238d3207	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.		Exception is deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120765	444b586f-0d37-e911-bd2f-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The Final CD is missing from the loan file. Additional conditions may apply. No Cure - Missing document not provided.		03/19/2019: Received disclosure tracking history, explanation letter and post consummation closing disclosure. Condition cleared. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120765	40af6616-71bc-4243-9bc5-10c92a5d9b5a	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120765	eec03c3a-5d37-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120765	ec7becdb-5937-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.81%. Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 45.40 months’ reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079282	417a132d-edc0-49a7-a820-0203ebed3fbe	2873		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	53.40% DTI > 45% Guideline maximum.		03/06/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301079282	0d534606-c83a-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current XXXX YTD Profit & Loss statements and Balance sheet for all businesses listed on the Borrowers' 1120S XXXX tax returns.		03/06/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079282	208bb932-62dd-49c2-9cc9-37bb85e4e409	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079282	68bc5481-5939-e911-bd2f-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 45%. Due to the improper calculation of income, the actual DTI is 53.40%. The lender did not include all debts listed on the 1003 and credit report that are not paid by the business.	03/21/2018: uw docs	03/22/2019: After review of the lender's rebuttal and the loan file, exception rescinded.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079282	c4af8df4-5839-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/06/2019: Lender provided guidelines for appraisals; however, the appraisal was not performed by an approved appraiser. Exception remains.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079282	466a68b2-5939-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance sheet for all businesses listed on the Borrowers' 1120S XXXX tax returns.	03/21/2019: financials	03/22/2019: Lender provided XXXX Balance Sheet for 1120S business, exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079282	9497e062-c83a-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current XXX YTD Profit & Loss statements for all businesses listed on the Borrowers' 1120S XXXX tax returns.	03/21/2019: financials	03/22/2019: Lender provided XXXX YTD P&L for 1120S business, exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079282	381fa3c8-5839-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,SXXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 168.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 756, loan qualified with FICO of 680 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079281	eed8ff3d-893a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 70.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.32%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079281	01e79e37-893a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	570 -Review Appraisal Missing		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 70.7 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.32%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079280	cb8e330f-0806-4d13-86ed-d587587bd5e1	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		Exception is deemed non-material with a final grade of a “B”.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.7 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079280	e471e34f-3c36-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/01/2019: Lender provided signed final application for the subject transaction. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.7 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079280	3f29b85e-3c36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.7 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079280	37de1586-fd36-e911-bd2f-f4e9d4a75a52	1552		Non-QM/Compliant		Credit		Missing signed 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.		03/01/2019: Lender provided signed 4506-T. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.7 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079280	59d1f22f-3c36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.7 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079279	3b68aba3-6e60-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		05/03/2019: The AVM report value of $XXX,XXXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	c7bae626-7a3b-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD P&L Statement and Balance Sheet for 1120S Business.		03/06/2019: Violation addressed in credit section. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	29cf0c3d-7a3b-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.	03/05/2019: Application	03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared. 03/06/2019: Lender provided the Final 1003, which does not contain the LOR Date, exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	6b3fd8d1-911a-4687-ae00-eb4912db7a92	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120760	558088c1-bb3c-425c-982f-520c6dafcb9d	3183		Non-QM/Compliant		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects Section C of $X,XXX with no resulting CoC for any subsequent disclosures. The post close CD reflects Section B Fees of $X,XXX.XX resulting in a $XXX refund due for cure. Cure provided on post consummation CD.		Post Consummation CD provides a cure. This finding is deemed non-material under SFIG and rated a B	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301120760	0ad8aa07-1536-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	559e5ecd-1536-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	39e3cbfb-1536-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current Balance Sheet within 60 days of the previous quarters end for 1120S Business. Per Guidelines, Balance Sheet is required.	04/11/2019: financials	04/15/2019: Lender provided Balance Sheet. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	2e9b1618-1536-e911-bd2f-f4e9d4a75a52	1684		Non-QM/Compliant		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	04/11/2019: fraud tools	04/15/2019: Lender provided Fraud search. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	85b0d061-1536-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD P&L Statement for 1120S Business. Per the Guidelines, Profit & Loss Statement is required.	04/11/2019: financials	04/15/2019: Lender provided P&L. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120760	bb42fb3f-1636-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	CDA in file does not reflect XXXXXX-XXXX XXXX as the intended user as required.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756. LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 62.95%. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report 15 months’ payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079277	80d6d758-893b-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 44.7 months reserves DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 41.087% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079277	676568d5-ee39-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 44.7 months reserves DTI is lower than guideline maximum Guides maximum DTI of 45%, loan qualified with DTI of 41.087% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120759	d7f35d92-ea35-e911-bd2f-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and the Mortgage Broker.		02/21/2019: This exception is deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 173.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120759	b45b219c-ea35-e911-bd2f-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		02/27/2019: Received rate lock confirmation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 173.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120759	a4234b38-e735-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX Xwhich is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 173.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.11% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	b7ba9f12-be36-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing XXXX YTD P&L and Balance sheet for Businesses A and B on Schedule E Part II of XXXX Tax Returns as required by the Lender guidelines.	03/01/2019: Duplicate Please remove	03/04/2019: Violation addressed in credit section. Condition Cleared	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	a24af8a8-80ae-402b-95a3-eed6e75bcf3e	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XMXXX,XX a month vs. the calculated value of $XMXXX,XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes and insurance vs. the actual amount of $X,XXX.XX for taxes and $XXX.XX for hazard insurance. Provide re-disclosed CD and letter of explanation.		02/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120757	4ac7f493-4fac-4936-b28a-371db00a148a	1571		Non-QM/Compliant		Compliance		Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.		02/22/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120757	da019d49-db2b-47e3-be79-dd25506fd4c8	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120757	933bcaed-bf36-e911-bd2f-f4e9d4a75a52	15		Non-QM/Compliant		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.	03/01/2019: disagree with the finding below. please see attached hazard ins	03/04/2019: Lender provided hazard insurance declaration. Exception cleared.	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	476faabe-bf36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	99382167-4f35-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/01/2019: AIR Cert	03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/04/2019: Lender provided guidelines for approving appraiser; however, the appraisal was not completed by an approved appraiser. Exception remains.	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	7499fdc3-be36-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A and B Schedule E Part II of XXXX tax return as required by the Lender guidelines.	03/01/2019: P&L’s are in file within 60 days of most recent quarter which is XX/XX/XXXX which is the start of the 3rd quarter. Please see attached P*&L’s.	03/04/2019: Lender provided Balance sheets. Exception cleared.	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	315cf053-bf36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A and B Schedule E Part II of XXXX tax return as required by the Lender guidelines.	03/01/2019: Duplicate - please remove	03/04/2019: Lender provided P&L statements. Exception cleared.	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120757	3e71558d-5135-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.		3/1/2019: CDA provided supporting appraised value.	Years Self Employed Borrower has 7 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.9 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 64 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120754	41f1b4c2-2f4a-42b9-8dab-6353c40017c2	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Exception is deemed non-material with a final grade of a “B”.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 179.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120754	93481779-bb34-e911-bd2f-f4e9d4a75a52	91		Non-QM/Compliant		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.		03/01/19: Lender provided a copy of the signed purchase contract. Condition cleared. 02/27/2019: No document uploaded for review. Condition remains.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 179.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120754	1cc2fbc6-c934-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/20/2019: Exception provided for appraiser not included on lender acceptable appraiser list. Condition acknowledged. 03/18/2019: Loan is not a correspondent loan. Appraisal not performed by an approved appraiser. Exception remains.03/01/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition maintained.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 179.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120754	86eaf96c-c934-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 179.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120753	d964338d-ca67-4de0-86b1-350395cbf5f9	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)	03/19/2019: charm regulation	03/20/2019: Lender provided CHARM regulation. Exception cleared.	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 411 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 29.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120753	6a4862d4-f636-e911-bd2f-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		03/02/19: Lender provided the final signed 1003. Condition cleared.	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 411 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 29.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120753	d7d58857-f636-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 411 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 29.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120753	097fd0dc-f536-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum : UW Guides require 12 months reserves, loan qualified with 411 months reserves DTI is lower than guideline maximum : UW Guides maximum DTI of 45%, loan qualified with DTI of 29.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120752	7d6bb78c-b9e4-4a66-af96-dcaa49e9399d	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list # months of Property Taxes were collected. Provide re-disclosed CD and letter of explanation.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Years in Primary Residence Borrower has resided in subject for 15 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120752	5dd72795-388d-4a40-885a-605406645df7	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing broker affiliated business disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Years in Primary Residence Borrower has resided in subject for 15 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120752	4d74ae49-d539-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Years in Primary Residence Borrower has resided in subject for 15 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120752	4c74ae49-d539-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Years in Primary Residence Borrower has resided in subject for 15 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120747	44fadf82-c71d-42d5-8841-af0db9c9dda4	2873		Not Covered/Exempt		Compliance		Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	49.05% DTI > 45% Guideline maximum.		03/22/2019: Lender provided the Underwriting documents documenting the new P&I payment and Escrow payments for the primary residence. Exception cleared.	Years on Job Borrower has 12 years on job Years in Field Co-Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 201 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120747	862b54ec-3735-e911-bd2f-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The Guidelines reflect a maximum allowable DTI of 45%. Due to the improper calculation of debts/Income, the actual DTI is 49.05%. The lender used estimated taxes and insurance on rental properties and a lower primary housing payment. Audit used actual figures based on documentation in the loan file	3/21/2019: uw docs	03/22/2019: Lender provided the Underwriting documents documenting the new P&I payment and Escrow payments for the primary residence. Exception cleared.	Years on Job Borrower has 12 years on job Years in Field Co-Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 201 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120747	dd72f1f8-1835-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	Years on Job Borrower has 12 years on job Years in Field Co-Borrower has 7 years in Field Reserves are higher than guideline minimum UW Guides require 21 months reserves, loan qualified with 201 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120746	53a878e2-b9e0-4bea-927b-28ab1dd899dc	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120746	2f42a7f8-7438-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120745	a1fb2a12-a036-e911-bd2f-f4e9d4a75a52	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD is checked but no description was provided. Provide a Letter of Explanation and Re-Disclose Correct Information.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum Reserves of 36 months . 6 months required				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120745	6c8f6c31-fadb-4e0f-b608-327e69f0269c	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XXX.XX% vs actual TIP of XXX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum Reserves of 36 months . 6 months required				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120745	3b8175e3-9e36-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines		03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum Reserves of 36 months . 6 months required				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120745	e4e9267e-a134-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Reserves are higher than guideline minimum Reserves of 36 months . 6 months required				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120744	8513fb8b-0873-47ed-9b2a-f784b78a9a6b	1570		Non-QM/Compliant		Compliance		Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require H-8.	3/19/2019: evidence XXXXX home not new creditor	03/20/2019: Lender provided documentation showing that the refinance is with the same lender as the previous financing. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120744	a9270467-1f36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/3019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	c2f9ba26-ce36-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing signed personal return for most recent tax year XXXX.		03/06/2019: Violation addressed in credit section. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	f6745fe3-cd36-e911-bd2f-f4e9d4a75a52	3375		Non-QM/Compliant		Compliance		General Compliance Exception – Missing Lender of Record Date	Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.	03/05/2019: disclosure tracking	03/13/2019: Lender provided sufficient evidence of application date. Condition Cleared. 03/06/2019: Lender provided disclosure tracking, however; Please provide Lender of Record application date. Exception remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	b703e784-93e8-4136-91dd-b17e09089f23	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		02/21/2019: This exception is deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120742	afb3657d-1336-e911-bd2f-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/05/2019: initial lock	03/06/2019: Lender provided Rate Lock Confirmation. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	784bde7a-cd36-e911-bd2f-f4e9d4a75a52	10		Non-QM/Compliant		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	03/21/2019: XXXXXX docs	03/25/2019: Lender provided XXXXXX subordination agreement for down payment assistance plan. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	a219a7aa-cd36-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	81f5d2d7-1336-e911-bd2f-f4e9d4a75a52	2788		Non-QM/Compliant		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Missing signed return for most recent tax year XXXX.	03/18/2019: signed returns	03/20/2019: Lender provided signed 1040's for XXXX and XXXX. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120742	3d909046-1336-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.59% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120739	2a59683f-f120-402c-9db9-58a0c4f8d8a1	3295		Not Covered/Exempt		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. Unable to determine the cause for the discrepancy. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Gudes require 18 months reserves, loan qualified with 20.3 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120739	664c43bf-4a35-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Gudes require 18 months reserves, loan qualified with 20.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120739	7f750bdf-4a35-e911-bd2f-f4e9d4a75a52	2953		Not Covered/Exempt		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/05/2019: Air Certification	03/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/06/2019: Lender provided Policy and Procedure information for Appraiser Independence Requirements, however; Appraisal not performed by an approved Appraiser as required by Guidelines. Exception remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Gudes require 18 months reserves, loan qualified with 20.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120739	c7b44cb9-5235-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/01/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months credit report verifies 99 months payment history with no late payments reported Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Gudes require 18 months reserves, loan qualified with 20.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120738	4464d4de-2f78-4a9f-a93b-80381194aab0	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated X/X/XXXX and the date of consummation is X/X/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	03/05/2019: initial CD - signed	03/06/2019: After review of the lender's rebuttal and the loan file, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120738	359c1cf5-26d6-44d3-a05c-1e9c3644e683	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120738	98382fa4-5a39-e911-bd2f-f4e9d4a75a52	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal – Departing Residence fee, Appraisal Fee and Credit Report fee in section B of the final Closing Disclosure are missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120738	f6ddcdb4-72e0-4461-9893-07aa4ee15acf	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120738	8b198a2c-05fe-4723-acd9-b88fee0635d5	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	03/05/2019: econsent	03/06/2019: Lender provided e-consent disclosure, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120738	55d9a29b-5939-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided final singed 1003, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120738	f799ad97-5a39-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 63.50% DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 43.64% Reserves are higher than guideline minimum UW Guides require 15 months reserves, loan qualified with 91.3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 726				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120737	0d9390dd-83a8-45cb-a69c-a62be3dc4ad9	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		02/21/2019: Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120737	4c1da0b4-f135-e911-bd2f-f4e9d4a75a52	1431		Non-QM/Compliant		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal in the loan file is missing Form 216-Operating Income Statement which is required by the Lender guidelines to support subject 2nd unit rents. Please provide Appraisal Form 216, additional conditions may apply.	03/22/2019: updated appraisal with 216	03/25/2019: Lender provided appraisal which included form 216. Exception cleared.02/28/19: Appraisal provided does not contain Form 216-Operating Income Statement which is required by the Lender guidelines to support subject 2nd unit rents. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120737	ce16958b-f135-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/28/19: Lender provided a copy of the final loan application. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120737	7b318201-5e31-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/19: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 71.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 765				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079268	dba620be-e039-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	Added 02/26/2019: Received initial, closing and post consummation closing disclosures. All closing disclosures are missing the name of the payee for the credit report in Section B.	03/21/2019: PCCD	03/22/2019: Lender provided PCCD, LOX and proof of delivery adding the payee for the Credit report in Section B. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079268	da51f0da-fca9-4adb-90cc-a9da611ce60a	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	All CD's issued to the borrower are missing from the loan file. Additional conditions may apply.		02/26/2019: Received initial, closing and post consummation closing disclosures. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079268	0d2ac3c3-8134-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A Final Application executed by the borrower was not provided.	02/28/2019L Final 1003	03/04/2019: Lender provided copy of Final signed 1003, exception cleared.02/25/2019: No document uploaded for review. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079268	64a68233-e139-e911-bd2f-f4e9d4a75a52	15		Non-QM/Compliant		Credit		Failure to obtain Hazard Insurance Declaration	Added 02/26/2019: Received initial, closing and post consummation closing disclosures. All closing disclosures reflect escrow for insurance. The insurance located in the original loan file is the master condominium policy. Missing evidence of HO6 insurance. Page 4 of 5, escrow account, will need to be evaluated upon receipt. Additional conditions may apply.	03/18/2019: ho-6 ins	03/19/2019: Lender provided hazard insurance declaration page. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079268	5e78977e-8134-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		02/25/2019: Lender's internal appraisal review is not acceptable. Client to provide CDA report. Condition remains.3-1-2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120736	e9e904f6-2036-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing evidence of income documentation when utilizing ATR qualifying methods.		02/28/2019: Received XXXX YTD P&L statement and balance sheet. Condition cleared.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120736	1a915528-dd35-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120736	2290a4ba-f91a-4a2d-b073-4f09f34a319e	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XXX.XXX% vs. actual TIP of XXX.XXX% with a difference of X.XXX% over-disclosed.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120736	0c22a764-dd35-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		02/28/2019: Received XXX XYTD P&L statement and balance sheet. Condition cleared.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120736	4050274f-7a31-e911-bd2f-f4e9d4a75a52	1684		Non-QM/Compliant		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report (OFAC is in file)		04/12/2019: Lender provided the third party fraud report. Exception cleared.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120736	e8fa136b-dd35-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return as required by Lender guidelines.		02/28/2019: Received XXXX YTD P&L statement and balance sheet. Condition cleared.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120736	0fcc5049-dd35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.		02/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum Uw Guides require a minimum of 6 months reserves, loan qualified with 13 months. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 36.24% DTI. FICO is higher than guideline minimum UW Guides require a minimum FIco of 680, loan qualified with a 757 FICO.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	85223daa-043a-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing XXXX year end and XXXX YTD P & L and balance sheet for the borrower.		3/4/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	b1b7fd29-9bc1-4e39-92b2-9dff82261bf9	2870		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	A verbal employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		3/4/2019: Lender provided VOE dated XX/X/XXXX for the co-borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	3520c529-765b-42af-8dd2-82083666c68e	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120735	b7ea4e71-91b9-4b39-b8bc-4accf5126504	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the co-borrower. No Cure - Missing Doc Not Provided.		02/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120735	cbd2137f-cf36-e911-bd2f-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verbal employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower.		3/4/2019: Lender provided VOE dated XX/X/XXXX for the co-borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	4bcc9cf1-7637-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.		3/4/2019: Lender provided signed final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	6ba88f35-7737-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	63fc5200-7137-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX year end and XXXX YTD Balance Sheet for Schedule C Business of XXXX tax return for the Borrower as required by the Lender Guidelines.		03/21/2019: Audit acknowledges the client approved guideline exception for Balance Sheet outside Client Overlay guidelines. Loan will be rated a B. 03/21/2019: Audit confirmed per lender guidelines a P&L is required however a balance sheet is not required for Sole Proprietorship (Sch C). Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120735	ed1fedf5-ce36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX and XXXX year end P&L Statement for Schedule C Business for the Borrower as required by the Lender guidelines.	03/21/2019: handwritten p and l	03/25/2019: Lender provided P&L. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120735	3f73b5ad-cc36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 159.70 months reserves Years Self Employed Borrower has 27 years Self-Employed. DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 41.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120734	4d5014dd-de35-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120734	c6985290-3431-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/01/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition maintained.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120734	460cc86f-3331-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Condition Cleared.	LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120733	54c233f2-ff1b-4ab3-8e14-8eec3495add0	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves Years on Job Borrower has 9 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120733	e3f6e475-3631-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.	03/01/2019: Air Cert	3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/04/2019: Lender provided guidelines for approving appraiser; however, the appraisal was not completed by an approved appraiser. Exception remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves Years on Job Borrower has 9 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120733	069fe69c-3631-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.60 months reserves Years on Job Borrower has 9 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120732	bee4df08-997f-4956-9c1d-db690b7556b9	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender,		This finding is deemed non material with a final grade of B					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120732	0e1bc17b-0236-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		3-1-2019A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	60197058-eed3-4d87-b964-76e05cf8d43c	2870		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		03/06/2019: Violation addressed in credit section. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	4cefe924-f2e4-48f4-8fb8-f36f5d95cd27	2876		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	7.40 mos. < 9.00 mos. required, per lender.		03/06/2019: Violation addressed in credit section. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	b8e8f339-d52b-410c-9e20-cd347a6b17cb	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender.		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120731	a49c1712-5438-e911-bd2f-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		03/19/2019: Received verification of business dated within 30 days of the note date. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	ecfcba41-2e38-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/05/2019: final 1003	03/06/2019: Lender provided final 1003. Exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	dd3578fe-5538-e911-bd2f-f4e9d4a75a52	824		Non-QM/Compliant		Credit		Insufficient Reserves	7.40 mos. < 9.00 mos. required, per lender. Short 1.60 months of reserves which is not sufficient based on lender guidelines.		03/19/2019: Client approved exception. CLTV is lower than guideline maximum UW Guides maximum. FICO is higher than guideline minimum. Borrower has 12 years self-employed. Condition cleared. Loan will be rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301120731	2fdeff09-5038-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120731	e1a09652-2e38-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: 3-1-2019 A CDA provided reflecting a value of $X,XXX,XXX which is a 1% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.47%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710. Years Self Employed Borrower has 12 years self employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120730	4170e668-beb0-4adc-b6b0-4c878232566d	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both the Lender and the Broker.		02/20/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744 Years in Field Borrower has 11 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120730	125f31e1-5635-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower(s) was not provided.		02/27/2019: Received final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120730	0c77c6f4-5635-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120730	bc758c23-2831-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		3-1-2019: CDA received supporting appraised value.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16 months reserves FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 744 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120727	ee5b97a2-dc36-e911-bd2f-f4e9d4a75a52	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120727	a25e88d2-dc36-e911-bd2f-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/19/2019: lock agreement	03/20/2019: Lender provided rate lock agreement. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120727	d0f99cc6-dc36-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		2/28/2019: CDA received supporting appraised value.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120725	728ee78e-9f30-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	Final CD reflects -$XX,XXX.XX for Escrow Deposit (refinance) to Borrower Deposit in Section H; should be reflected in Section K.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120725	8dedbbfe-77b3-4812-a8a1-c6d3a9cee730	2825		Non-QM/Compliant		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 days of application		Non-material per SFIG Guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120725	52b71046-f600-4052-8388-b374e57d65cf	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG Guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120725	0e7232ab-7634-e911-bd2f-f4e9d4a75a52	793		Non-QM/Compliant		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		02/26/2019: Audit reviewed document and lender provided confirmation that the condo warrantability was addressed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120725	90f5896c-4b31-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	03/18/2019: final 1003	03/19/2019: Lender provided final 1003. Exception cleared.03/01/2019: Lender provided the initial application not the final application. Condition remains. 02/26/2019: No document uploaded for review. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120725	671a67b4-3831-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		2/28/2019: CDA received supporting appraised value.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 27.23% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 30.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179512	f4a9f752-bd66-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/03/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120724	4ccddaeb-4035-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field : Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120724	b23e6f05-4135-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		3/12/2019: Appraiser acceptable per correspondent guidelines. Condition Cleared.03/01/2019: Appraiser for subject property is not on the approved appraiser list provided by the lender. See attached. Condition maintained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field : Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120724	cb9d51c2-4035-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/2019: CDA received supporting appraised value.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781 Years in Field : Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179511	0104c873-78fe-459d-9856-11e969552bb0	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender.
05/07/2019: Please accept this as confirmation that the lender did not utilize any affiliates for settlement services related to this transaction. 05/01/2019: Pursuant to 12 CFR 1024.15, "An affiliated business arrangement is not a violation of RESPA ... if the conditions set forth in this section are satisfied. (1) The person making the referral has provided to each person whose business is referred a written disclosure, in the format of the Affiliated Business Arrangement Disclosure. As such, the disclosure is not required if the entity has no affiliates or does not refer settlement services to an affiliate.
											05/08/2019: Lender provided attestation for this loan. Condition cleared.05/03/2019: Lender responded with regulation for affiliated business arrangements; however, did not provide verification or attestation that broker / lender had no affiliated businesses. Condition remains.Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179511	f19de422-f965-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/03/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179510	ad95bd29-2795-4fbb-b20e-b9b89342714a	2876		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	3.8 mos. < 6 mos. required, per lender.	04/30/2019: The Bank has provided its Asset Calculation Worksheet for your review and consideration. See attached.	05/01/2019: Lender provided asset calculation worksheet verifying lender's calculation of assets. Audit re-calculated assets and verified they are sufficient. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179510	8a16f02c-26de-4094-a310-1557266d6a2e	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender.	05/07/2019: Please accept this as confirmation that the broker and lender did not refer any settlement services to affiliates related to this transaction. 04/30/2019: Pursuant to 12 CFR 1024.15, "An affiliated business arrangement is not a violation of RESPA ... if the conditions set forth in this section are satisfied. (1) The person making the referral has provided to each person whose business is referred a written disclosure, in the format of the Affiliated Business Arrangement Disclosure. As such, the disclosure is not required if the entity has no affiliates.	05/08/2019: Lender provided attestation for no affiliates on this loan. Condition cleared.05/01/2019: Lender responded with the regulation in reference to the affiliated business disclosure; however, did not provided verification or attestation that lender nor broker had any business affiliates. Condition remains. Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179510	038612d7-f464-e911-bdd2-f4e9d4a75ba2	1644		Non-QM/Compliant		Credit		Failure to Verify Legal Residency	Lender’s Guidelines require a non-permanent resident alien who is employed in the United States but does not have a green card meet the following requirements: A Valid Social Security Number or Individual Tax payer Identification Number (TIN) is required, and the borrower’s current visa must meet Bank requirements and have a minimum of one year remaining prior to expiration. The loan file is missing the borrower’s current visa.	04/30/2019: Current VISA is attached	05/01/2019: Lender provided VISA, Certification of Alien Status, employment authorization card, and letter from employer stating they are going to apply for his H-1B VISA as soon as it's eligible as of 04/01/2019. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179510	26cad723-f664-e911-bdd2-f4e9d4a75ba2	6		Non-QM/Compliant		Credit		Insufficient Reserves	3.8 mos. < 6 mos. required, per lender. Assets verified of $XXX,XXX.XX, minus cash to close of XXX,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject.	04/30/2019: The Bank has provided its internal Asset Calculation Worksheet for your review and consideration. See attached.	05/01/2019: Lender provided asset calculation worksheet verifying lender's calculation of assets. Audit re-calculated assets and verified they are sufficient. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179510	daa1ab50-f664-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/30/2019: The Bank utilizes a dedicated in-house appraisal review department to review the appraisals on all loan. See attached guideline excerpt and appraisal review.	05/03/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/01/2019: Lender responded that bank utilizes a dedicated in-house appraisal review; however, a CDA is required reflecting a variance of less than 10% on this review. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179506	5f5cd247-03ce-429a-8da9-c595049a7717	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing the Broker's Affiliated Business Disclosure.	04/30/2019: The Affiliated Business Disclosure is contained in the first page of the initial disclosure package. See attached.	05/01/2019: Lender provided brokers affiliated business disclosure which was also in the loan file. Condition rescinded.04/22/20019:Finding deemed non-material, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179506	0acdb93e-3065-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/30/2019: The Bank utilizes a dedicated in-house appraisal review department to conduct appraisal reviews. See attached policy and appraisal review.	05/03/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/01/2019: Lender responded that bank utilizes a dedicated in-house appraisal review; however, a CDA is required reflecting a variance of less than 10% on this review. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179505	38f84658-fe35-40c2-86d1-40a53ae181f0	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program disclosure dated XX/XX/XXXX not provided within 3 days of application date ofXX/XX/XXXX.	04/26/2019: The ARM Loan Program Disclosure was provided on Page 8 of 14 in the initial disclosure package. See attached.	05/02/2019: Lender provided ARM Disclosure. Condition cleared.04/24/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301179505	4448a00f-1d65-e911-bdd2-f4e9d4a75ba2	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Verifications -VOE are reflected in section H of the final Closing Disclosure. Verifications -VOE should be listed in section B of the CD, Section H is for optional and title fees. Provide corrected CD and letter of explanation to the Borrower.	04/30/2019: In this instance, the VOE fee that was anticipated being charged was paid to the HOA and not required by the lender. As such, Section H was the appropriate section on the Closing Disclosure. However, on the PCCD the fee ended up not getting imposed and was removed. See attached.	05/02/2019: Lender provided funding CD which reflected the VOE charge was removed. Condition cleared.04/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179505	231c1209-1d65-e911-bdd2-f4e9d4a75ba2	3186		Non-QM/Compliant		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Signing Agent Fee is reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title-Signing Agent Fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.	04/30/2019: XXXX XX XXXXXXXXXX has reviewed the finding and must respectfully disagree. The SSPL listed XXXXXXX XXXXX which the consumer utilized for many of the settlement services. However, the service provider for the signing agent service was "XXXX XX XXXXX' who was not listed on the SSPL. Therefore, it was appropriate to list the Title - Signing Agent Fee in Box C on the Closing Disclosure.	05/02/2019: Lender provided funding CD reflecting the payee was changed to XXXXXXXX which is not on the WLSP. Condition cleared.04/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179505	5f482a6e-0865-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/30/2019: The Bank utilizes its own dedicated in-house appraisal review department. See attached guidelines and appraisal review.	05/03/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/02/2019: Lender responded that bank utilizes a dedicated in-house appraisal review; however, a CDA is required reflecting a variance of less than 10% on this review. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179504	5bf6a2f5-c466-e911-bdd2-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.	04/30/2019: Pursuant to the Bank's underwriting guidelines, the Bank utilizes a dedicated internal appraisal review department to review all appraisals. See attached guideline and appraisal review.	05/03/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.05/02/2019: Lender responded that bank utilizes a dedicated in-house appraisal review; however, a CDA is required reflecting a variance of less than 10% on this review. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079266	c9690271-dfa2-4d87-8a4c-cfbda5e5e074	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure		03/19/2019: Subject property is non-owner occupied. ARM disclosure is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079266	430c1f70-1e14-448d-a6ef-d9a4be880ba3	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		03/19/2019: Subject property is non-owner occupied. CHARM booklet is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301079266	b3922b32-e617-44c4-8157-de5ba4dade49	3326		Not Covered/Exempt		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower No Cure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079266	b719edc8-4a96-4e99-a453-db237b482aaf	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079266	da7d3bee-751d-45e3-9474-7348a7ce24e7	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079266	22392d4a-dd39-e911-bd2f-f4e9d4a75a52	1375		Not Covered/Exempt		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079266	e59f8607-e039-e911-bd2f-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		2/28/2019: CDA received supporting appraised value.	Reserves are higher than guideline minimum UW Guides require 30 months reserves, loan qualified with 91.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.67% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300299844	03390783-d812-4341-aa28-9cf8af986ac5	1586		Not Covered/Exempt		Compliance		Finance Charge Under Disclosed	It appears the Loan Origination fee of $XXX was not disclosed. The Processing fee of $XXX and Message fee of $X.XX is over disclosed.		01/20/2017: Loan is outside statute of limitations and will be graded a B for all agencies.	Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300299844	f6c3bb1e-acd6-e611-9c03-d8d385e0a8b2	1905		Not Covered/Exempt		Compliance		GFE is not in compliance	All GFE's provided in the file are missing the email address on page one.	It's not required to list the originator's Email on the GFE. No violation	01/20/2017: Condition acknowledged. Loan will be rated a B for all agencies.	Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300299844	363fc2e4-abd6-e611-9c03-d8d385e0a8b2	2672		Not Covered/Exempt		Credit		Final 1003 is incomplete	Final application is missing question K completed in the Declaration section.		01/17/2017: Exception will be graded a B for all agencies.	Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300299844	591d92fe-abd6-e611-9c03-d8d385e0a8b2	2654		Not Covered/Exempt		Credit		Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of the PITI for all rental properties listed on the final application in the REO section.		01/16/2017: Audit reviewed condition and determined due to limited credit review condition is invalid.	Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300299844	e246eb7b-52d4-e611-9c03-d8d385e0a8b2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.		01/12/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300299844	0ace052b-94d7-e611-9c03-d8d385e0a8b2	49		Not Covered/Exempt		Property		Appraiser License Expired	Missing written documentation to validate that the appraiser license reflects an active status at time of loan closing. Search of XXX.XXX Website does not include date of subject appraisal report.	1/20/17 - After additional review appraiser license confirmed on ASC.gov website Condition cleared. 1/17/17 - Current license for appraiser was renewed XX/XX/XXXX per asc.gov. File is missing copy of appraisers license as of date of appraisal. Unable to confirm with state of XXXXXXXXXXX website.		Years in Primary Residence 5 years in primary residence. Years in Field 18 years in same field. FICO is higher than guideline minimum UW Guides require a 680 FICO, loan qualified with a FICO of 793.			Final HUD used for testing	3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300211272	2d1e2fa5-cc97-e611-b5f3-d8d385e0a8b2	724		Non-QM/Compliant		Credit		Missing Documentation	Missing evidence of source of large deposit into borrowers account.		11/01/2016: Received acceptable source of large deposit. Condition cleared.	Years on Job Borrower has 9 years with current employer Reserves are higher than guideline minimum 38 months reserves are > 6 months required FICO is higher than guideline minimum 722 > 680 required			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211272	46e4f618-cc97-e611-b5f3-d8d385e0a8b2	1688		Non-QM/Compliant		Credit		Missing Evidence of Taxes and Insurance	Missing evidence of Taxes & Insurance for REO.		11/01/2016: Property is a Co-op. Received evidence of monthly maintenance fee. Condition cleared.	Years on Job Borrower has 9 years with current employer Reserves are higher than guideline minimum 38 months reserves are > 6 months required FICO is higher than guideline minimum 722 > 680 required			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211272	7c38ff14-c197-e611-b5f3-d8d385e0a8b2	2639		Non-QM/Compliant		Credit		Missing Lease agreement	Missing lease agreement for REO		11/01/2016: Received active lease. Condition cleared.	Years on Job Borrower has 9 years with current employer Reserves are higher than guideline minimum 38 months reserves are > 6 months required FICO is higher than guideline minimum 722 > 680 required			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211272	5de95cb2-ca97-e611-b5f3-d8d385e0a8b2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		10.24.16 A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.	Years on Job Borrower has 9 years with current employer Reserves are higher than guideline minimum 38 months reserves are > 6 months required FICO is higher than guideline minimum 722 > 680 required			Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211041	29974ac9-fd57-4cda-b824-30d37e1d4b5c	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Arm disclosure is not complete. Missing the third page.		07/16/2016: Finding is a TILA violation and seasoning has passed, allowing a B grade. Condition acknowledged. 11/22/2016: Exception reviewed by client and declined. Loan will be rated a D for XXXXX and a C for all other agencies. Condition remains.11/10/2016: Exception reviewed by client, client does not acknowledge. Loan will be rated a D for XXXXX and a C for all other agencies. Condition remains.11/10/2016: Client exception pending. 10/31/2016: Received initial disclosure package. Page 3 of 3 is missing from the ARM Disclosure. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
300211041	a43511bd-6a96-4922-98c9-a129feb7743a	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX. The timing requirement to consummation is not met.		11/10/2016: CD dated XX/XX/XXXX was provided . Condition cleared. 11/04/2016: Received evidence borrower was provided a CD on XX/XX/XXXX. Audit reviewed original file and was unable to locate a CD with a December issue date. Please provide initial CD. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211041	0bed3ba0-039b-e611-b5f3-d8d385e0a8b2	60		Non-QM/Compliant		Compliance		Document Error	Final CD in file reflects incorrect consummation date.	11/18/2016: Disagree, Post Close CDs are sent via regular mail rather than XXXXX or XXX therefore, no tracking number is available11/10/2016: Lender agrees with finding. Please inform us what cure if any is possible	11/18/2016: Per Compliance shipping label not required. Condition cleared.11/17/2016: Received post consummation CD and letter of explanation. Evidence of shipping label not provided. Condition remains.11/10/2016: Consummation date can be corrected within 60 days of discovery under TILA Section 130(b). Letter of explanation to borrower, corrected CD and evidence of shipping label would be required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300211041	d77f4433-8a73-42bf-bf73-e65951ca27d5	1		Non-QM/Compliant		Compliance		General Compliance Exception	Final settlement statement in file indicates a cash to borrower of $X.XX vs the post close CD which reflects a cash to close of $X.XX, with a discrepancy of $X.XX.	11/02/2016: The difference of $X.XX was refunded to the borrower see page 2 of the Post Close CD dated XX/XX/XXXX as a lender's credit of this amount is listed. No Violation	11/04/2016: Received evidence borrower received refund of $XXX.XX. Condition cleared and will be graded a B.11/02/2016: Audit reviewed the Lender Rebuttal and has determined that a copy of the refund check is required for the loan file. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300211041	f48dd9ff-ce6b-4a1b-a548-4e293d967a91	3328		Non-QM/Compliant		Compliance		Missing borrower’s documented Intent to Proceed	Missing Intent to proceed disclosure.		10/31/2016: Received evidence of intent to proceed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211041	c6d6b8e9-9548-4045-b038-3b583c7f6e8c	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX ) vs actual TIP of XX.XXX) with a difference of X.XXX% over-disclosed.		11/22/2016: Explanation letter and evidence of refund were provided. Condition cleared and will be graded a B.11/17/2016: Received post consummation CD. Letter of explanation not provided. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300211041	3dbf3e4c-139b-e611-b5f3-d8d385e0a8b2	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment for the borrower dated within 90 days of the note date was not provided.		11/04/2016: Received post consummation VOE. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300211041	1a043f3a-de9a-e611-b5f3-d8d385e0a8b2	32		Non-QM/Compliant		Credit		Failure to obtain Income Documentation	Guidelines require 2years full income documentation . File is missing XXXX K-1 which was reported on XXXX tax returns.		11/04/2016: Received XXXX K-1. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300211041	41d630b9-dc9a-e611-b5f3-d8d385e0a8b2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		10.27.16 A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 170.04 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757077	016ef430-e838-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757075	58f82741-0dd3-47b1-a28b-60ad855ec591	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender hazard insurance and used the incorrect amount of $X,XXX.XX for the Maintenance Fee vs. the actual amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.		04/10/2018: Exception is deemed non-material with a final grade of a “B”.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757075	a8f2537d-3e3c-e811-9a1b-f4e9d4a75a52	852		Non-QM/Compliant		Credit		Failure to Obtain Required Documentation	Evidence of the closure of debts paid thru loan closing was required. The Final CD reflects the pay off at closing of several revolving accounts. Evidence that these accounts were closed when paid off was not provided.		06/14/2018: Audit reviewed and confirmed LAW did not require accounts that were paid off at closing to be closed. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757075	6f1a2e70-3e3c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.62% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757072	0afe438c-34c6-459d-9406-0c520f943b2d	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/05/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757072	871251d0-c738-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757069	03bf066f-1c22-4b29-83fe-1460deb57a00	1683		Non-QM/Compliant		Compliance		Missing Consumer handbook on adjustable rate mortgages	Missing Consumer handbook on adjustable rate mortgages (CHARM).		06/14/2018: Lender provided evidence CHARM booklet provided to borrower 1/9/17. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757069	e939d0e3-223f-e811-9a1b-f4e9d4a75a52	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP not found in file.		Non-material per SFIG guidance. Loan will be graded B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757069	c9070171-203f-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757067	5b904af5-3442-e811-bc54-f4e9d4a75ba2	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM Booklet not provided.		06/19/2018: Upon further review, the CHARM Booklet is not required for a non-consumer purpose investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757067	dae35dd2-3442-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	ARM loan Program Disclosure not provided.		05/07/18: Upon further review, the ARM disclosure is not required for a non-consumer purpose investment property. Condition rescinded					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757067	49e4a3ea-56fa-4624-8ce2-81241b98faf6	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided		05/02/2018: The subject property is an investment property. TRID documents are not required on investment properties. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757067	5a31405e-3542-e811-bc54-f4e9d4a75ba2	1663		Not Covered/Exempt		Compliance		Missing Credit Score Notice .	The loan file is missing the Consumer Score Disclosure.		05/07/18: Lender provided the consumer score disclosure provided to the borrower. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757067	5a831816-3542-e811-bc54-f4e9d4a75ba2	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	The loan file is missing the HUD Ownership Organization Counseling Disclosure.		05/07/18: Upon further review, the Homeownership Counseling disclosure is not required for a non-consumer purpose investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757067	98eab951-9a59-4a98-bb48-326e269d3ce6	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The Loan Estimated is missing from this loan file.		05/02/2018: The subject property is an investment property. TRID documents are not required on investment properties. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757067	1af2754e-3442-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/27/2018: Lender provided acceptable CDA with 0.0% variance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757067	836007b1-e241-e811-bc54-f4e9d4a75ba2	276		Not Covered/Exempt		Property		Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/04/2018: Received post disaster inspection reflecting no damage. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757066	d94a6ee5-283f-e811-9a1b-f4e9d4a75a52	21		Not Covered/Exempt		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. The final applications in the loan file do not contain a page 5 listing the Borrower's/Guarantor's additional 2 investment properties. Debt related to these 2 additional investment properties was used to qualify the Borrower.		05/07/18: Lender provided the complete final 1003. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 35 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualifgied with FICO of 788 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78,417.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757066	ea7a7fef-263f-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: A CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 35 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualifgied with FICO of 788 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78,417.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757062	1d6fee7b-33aa-401c-8215-d7b6b6fb47c3	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		06/14/2018: Lender provided evidence CHARM booklet provided to borrowers on X/XX/XXXX Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757062	f166db62-ba57-4981-9b9f-a63c2c56c2f8	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757062	1ea9a6e0-c73c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/13/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757060	aa3671bb-68cc-4659-a68f-1448943173ac	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan Program Disclosure.		05/12/2018: Lender provided evidence ARM Loan Program Disclosure provided 03/27/2017. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757060	4f6609ae-6dbd-4bf8-a2d9-f44d8f91a9ca	2862		Non-QM/Compliant		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.		04/10/2018: Exception is deemed non-material with a final grade of a “B”.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%				3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300757060	e0e56a72-ff18-4ce6-a2fe-1831784fe56d	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/12/2018: Lender provided evidence CHARM Booklet 03/27/2017. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757060	1ed8ccf6-d43c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/13/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 172.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757057	a86138be-7016-43c3-88cf-cb52d371c824	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure dated XX/XX/XX not provided within 3 days of application date of XX/XX/XX.		06/14/2018: This finding is deemed non-material since outside of statue of limitations. Loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757057	8322d5d2-05aa-44e4-a453-625207ebb271	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount for the taxes. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/12/2018: Exception is deemed non-material with a final grade of a “B”.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757057	6c9dc41d-d4f9-4037-8c0e-b301e79b201d	2862		Non-QM/Compliant		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		04/12/2018: Exception is deemed non-material with a final grade of a “B”.					3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300757057	e49ffc0e-6bd3-43ec-b613-e464cce929d2	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing CHARM Booklet		06/14/2018: CHARM Booklet 04/19/17 not provided within 3 days of application date of XX/XX/XX. This finding is deemed non-material since outside of statue of limitations. Loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757057	92601b10-e1cb-4522-b3b6-fbf4fe4cb0be	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provide corrected CD and LOE to the Borrower.		04/12/2018: Exception is deemed non-material with a final grade of a “B”.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757057	291d1cd2-9d3d-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	CDA report was not provided		04/13/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757056	c5199fa6-1e41-4fa1-a5ca-9261dd5ca82e	50		Non-QM/Compliant		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300757056	29e6659e-e068-47f9-aed9-d85caea5c85a	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		06/14/2018: Lender provided evidence CHARM Booklet provided to borrowers on X/X/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757056	198d1585-3ce6-474b-8315-cc6fc682b727	2880		Non-QM/Compliant		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material, loan will be graded a B for all agencies					3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300757056	927df2dc-023c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/13/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757052	1891a198-4d09-476a-b033-e279eeeb0b02	3312		Non-QM/Compliant		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		04/20/2018: Audit overrode borrower represented attorney fee that should not be included. Condition rescinded. 04/05/2018: Non-material per SFIG guidance. Loan will be graded B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81% Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 184.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757052	6c24d511-6d61-4bfd-afd6-4e8b5a09c4b5	3210		Non-QM/Compliant		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX An under-disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. The Lender did not include the XXX.XX Attorney Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		04/20/2018: Audit overrode borrower represented attorney fee that should not be included. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81% Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 184.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757052	1eabba32-cf39-e811-9a1b-f4e9d4a75a52	3195		Non-QM/Compliant		Compliance		Services Borrower DID SHOP Fee (Section C) exceed corresponding L.E. fee (0% Variance when Borrower is not Permitted to shop for services)	The Loan Estimate does not reflect an Atty Fee (Borrower Representation), with no resulting COC for subsequent disclosures. The fee was not disclosed on the LE as a fee for which the Borrower could shop and no WLSP was given to the Borrower; therefore, the Borrower did not have the opportunity to shop. The final CD reflects an Atty Fee (Borrower Representation) of $XXX.XX, resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		04/20/2018: Audit overrode borrower represented attorney fee that should not be included. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81% Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 184.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757052	41b9954a-de38-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81% Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 758 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 184.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757049	411f45db-1388-4e49-98a0-dee2a4bf1173	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing the ARM Loan Program Disclosure.		05/12/2018: Lender provided evidence ARM Loan Program Disclosure provided X/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757049	52e78378-da17-4dfd-b9cd-e39d7eab3784	2827		Non-QM/Compliant		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		05/12/2018: Lender provided initial LE which includes Appraisal Disclosure datedXX/XX/XXXX. Condition cleared. 04/12/2018: Non-material finding, loan will be graded a B for all agencies.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757049	ed8328b6-1996-4176-b587-d6d214eea352	50		Non-QM/Compliant		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure		05/12/2018: Lender provided evidence Credit Score Disclosure provided X/XX/XX. Condition cleared. 04/12/2018: Non-material finding, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757049	c37b80e5-3fe3-4805-bde1-bb362d259708	2862		Non-QM/Compliant		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Counseling Disclosure		05/12/2018: Lender provided evidence HUD Homeownership Counseling Disclosure provided X/XX/XX. Condition cleared. 04/12/2018: Non-material finding, loan will be graded a B for all agencies.					3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757049	e7476b2c-a37e-4714-ba8d-7698b9cba8cb	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing CHARM Booklet		05/12/2018: Lender provided evidence CHARM Booklet provided X/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757049	da3aaaff-3451-4e4c-ad7d-f056f9ef8996	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	Missing the Loan Estimate.		05/02/2018: Lender provided initial LE dated XX/XX/XXXX: Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300757049	e6c94691-399e-4081-b20c-75383cd4868d	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP.		Non-material finding, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757049	aab6381b-973d-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757048	f58d8434-7238-e811-9a1b-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Insurance Binder Balance Due reflected in Section H of Final CD should be listed in Section F.		04/04/2018: A Post closing CD provided reflects the Insurance Binder Balance Due in Section F under Prepaids.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757048	e8ec9fac-a262-48b0-940a-c8870735c00a	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XXa month vs. The calculated value of $X,XXX.XXa month. The lender (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757048	f4ee79c7-fed9-4a83-aaa9-e34f3a47d329	50		Non-QM/Compliant		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		05/12/2018: Lender provided evidence Credit Score Disclosure providedX/XX/XXCondition cleared. Finding deemed non-material					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757048	42fc63a6-09ad-4b37-a462-754888c8e7a9	3164		Non-QM/Compliant		Compliance		Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXXand the application date is XX/XX/XXXX.		05/12/2018: Lender provided initial LE datedX/XX/XX. Condition cleared.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757048	d181f5d8-7b36-4d56-82be-e41f6a7377ab	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		05/12/2018: Lender provided evidence CHARM Booklet provided X/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757048	d42258a2-8980-41fb-adca-f15132aa4079	2880		Non-QM/Compliant		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure provided within 3 days of application. The Disclosure is not in the loan file.		05/12/2018: Lender provided evidence HUD Homeownership Counseling Disclosure provided X/XX/XX. Condition cleared. 04/12/2018: Non-material finding, loan will be graded a B for all agencies.					3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757048	19165613-cd08-4f98-996d-6abf006ca5e6	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in loan file. No Cure- Missing Document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757048	156491d9-6f38-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757047	1c8c1141-f34d-420b-b8ff-0ad31fcf4eab	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure not provided.		05/14/2018: Lender provided evidence ARM Loan Program Disclosure provided X/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757047	e9f01ea4-3f60-40da-b514-1a8b82397f3f	3209		Non-QM/Compliant		Compliance		Information required on CD for “Can Monthly Principal & Interest Increase after closing” is not accurate	The final CD reflects a Principal & Interest payment amount of $XXXX.XXs actual amount of $XXXX. Provide corrected CD, letter of explanation, proof of delivery.		05/14/2018: Audit reviewed and made changes on Note entry that corrected P&I payment. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757047	3de12653-4f46-4a20-8756-700ff481d317	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	CHARM Booklet not provided.		05/14/2018: Lender provided evidence CHARM Booklet provided X/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757047	0532998f-5a3f-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757045	4ca46e29-c43d-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757043	f1fe4149-a841-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	05/11/2018: The ARM disclosure is not required for a non-consumer purpose investment property	05/14/2018: Audit reviewed lender's response and agrees. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 993 months reserves Years Self Employed Borrower has 52 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757043	605e1311-b5f7-4f1c-bc68-1af4a0a9bc84	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		05/14/2018: Audit reviewed and CHARM Booklet not required on investment properties. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 993 months reserves Years Self Employed Borrower has 52 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757043	e3fc4eb6-a841-e811-bc54-f4e9d4a75ba2	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrowers' businesses must be obtained within 90 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification for both borrowers' was not provided.		05/07/18: Upon further review,?loans are underwritten to the Loan Approval found in file. This loan is labeled Non-QM. Per lender, credit policy for self-employed borrowers, does not require re-verification of self-employment. The loan file contained paystubs there were within 30 days of Note date. Lender provided the borrower’s business licenses. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 993 months reserves Years Self Employed Borrower has 52 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757043	9badb9ed-4c42-e811-bc54-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX returns or evidence of extension filed was not provided.		05/07/18: Lender provided evidence of extension filed for XXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 993 months reserves Years Self Employed Borrower has 52 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757043	84e3e1aa-a941-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		5/14/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared. 04/27/2018: Lender provided Collateral DNA. A CDA report is required to clear the condition. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 993 months reserves Years Self Employed Borrower has 52 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757040	408a7981-1139-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/24/2018: A CDA provided reflecting a value of $XXX,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/18/2018: Lender provided Collateral DNA with appraisal score however a CDA report is required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.99% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.10 months reserves Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757039	4dc26a28-7341-e811-bc54-f4e9d4a75ba2	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM Booklet not provided.		05/14/2018: CHARM booklet not required for investment property. Condition rescinded. Finding deemed non-material	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757039	ee82a0fb-7241-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	ARM disclosure not provided.	05/11/2018: RemoveThe ARM disclosure is not required for a non-consumer purpose investment property	05/14/2018: Audit reviewed lender's response and agrees. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757039	40350811-3d7b-43b2-81aa-c464f2ab8fd8	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Closing Disclosure not provided.		05/08/2018: CD is not required for investment property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757039	c57403f9-dce9-42c1-a05b-74c81f8562f4	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	Loan Estimate not provided.		05/08/2018: LE is not required for investment property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757039	eeeec64b-7241-e811-bc54-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance coverage is insufficient. The hazard issuance declaration in the file reflects $XXX,XXX.XX in dwelling coverage with 0% replacement cost for total coverage of $XXX,XXX. The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file. The loan amount is $XXX,XXX.XX, which reflects a coverage shortfall of $XXX,XXX.XX. Cost Estimator must be provided		05/23/2018: Audit reviewed and client will accept hazard insurance in place post-close but pre-delivery however loan will be graded a B for all agencies. 05/07/18: Lender provided the replacement cost estimator from the insurance company. The coverage is not sufficient to cover the cost of reconstruction. The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. Amended policy is dated post close. Reconstruction costs $XXX,XXX.XX Condition maintained.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
300757039	902a66d0-7241-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/27/2018: Lender provided acceptable CDA with 0.0% variance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757038	86285f79-978a-4959-ad58-580bbf7c216e	50		Non-QM/Compliant		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		05/14/2018: Lender provided evidence Credit Score Disclosure provided 7/12/17. Condition cleared. Finding deemed non-material					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757038	d1f36853-830d-4feb-843a-e4f383f23525	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure		05/14/2018: Lender provided evidence ARM Loan Program Disclosure provided 7/12/17. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300757038	fe4948d3-7525-42b8-b844-fc4b0e36f79b	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		05/14/2018: Lender provided evidence CHARM Booklet provided XX/XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757038	c7e3dd1a-9edf-4741-83c7-56da7f59cea5	2880		Non-QM/Compliant		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		05/14/2018: Lender provided evidence HUD Homeownership Organization Counseling Disclosure provided 7/12/17. Condition cleared.Finding deemed non-material					3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757038	63cd7dab-7bd9-4354-828e-e4ebee7af4cc	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	Missing Loan Estimate.		05/07/18: Lender provided the loan estimate dated within 3 days of the application date. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300757038	e598d500-273a-4148-bcc3-b7e166f8c337	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP.		Finding deemed non-material, loan will be graded a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757038	0d58a125-0139-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/24/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/18/2018: Lender provided Collateral DNA Appraisal Score however a CDA report is required. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757037	701e117f-4042-e811-bc54-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to Review - DTI is greater than client’s max of 43%. Lender included in undocumented rental income and improperly calculated rental income for two properties. No leases in file; therefore, audit utilized the available rental information from Forms 8825 in the file; the resulting audit DTI is 63.15%.		05/08/2018: Audit re-reviewed, received appraisals for rental income based off market rents and re-calculated DTI is 41.87%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field over 20 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757037	d3d9c819-9b41-e811-bc54-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	The loan file is missing documentation of rent via lease agreements, two-years Schedule E, or two-years Form 8825 for two properties.		05/08/2018: Lender provided appraisals to be used for rental income based off market rents for the two REO properties. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Years in Field over 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757031	4323d15c-39b2-4783-9b81-e29ca39c5d27	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		05/14/2018: Lender provided screen shot reflecting initial CD consent receivedX/XX/XX. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 14.10 months reserves. DTI is lower than guideline maximum UW guides require DTI of 43.00%, loan qualified with DTI of 15.01% Years on Job Borrower has 11 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757031	7b08b9a3-6b3f-4b85-95a2-b43572438453	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 14.10 months reserves. DTI is lower than guideline maximum UW guides require DTI of 43.00%, loan qualified with DTI of 15.01% Years on Job Borrower has 11 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757031	21c13137-b4d7-49e8-a9ed-f46b9b63403a	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 14.10 months reserves. DTI is lower than guideline maximum UW guides require DTI of 43.00%, loan qualified with DTI of 15.01% Years on Job Borrower has 11 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757031	70a01c88-5e42-e811-bc54-f4e9d4a75ba2	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment within 90 days of the note date for the borrower's self employment income(pre-loan consummation) is required for the loan to be deemed ATR eligible.		05/10/2018: Audit reviewed lender credit policy and loan is non-QM. Condition rescinded.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 14.10 months reserves. DTI is lower than guideline maximum UW guides require DTI of 43.00%, loan qualified with DTI of 15.01% Years on Job Borrower has 11 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757030	69a80a54-fe81-497a-806f-606dabd472b6	2827		Non-QM/Compliant		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		05/15/2018: Lender provided initial LE dated X/XX/XX which included Appraisal Disclosure. Condition cleared. 04/09/2018: Finding is non-material. Loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757030	ee8dcbb6-645b-4118-bbd4-48893c30d380	50		Non-QM/Compliant		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home Applicant & Consumer Score Disclosure.		05/15/2018: Lender provided evidence Credit Score Disclosure provided X/X/XX Condition cleared. 04/09/2018: Finding is non-material. Loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757030	55941cba-8501-47fe-92ba-339dca32e8a7	2862		Non-QM/Compliant		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Counseling Disclosure.		05/15/2018: Lender provided evidence HUD Homeownership Counseling Disclosure provided X/XX/XX. Condition cleared. 04/09/2018: Finding is non-material. Loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757030	8f4fa5cb-27df-4ca6-9fb6-15be144d68d6	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		05/15/2018: Lender provided evidence ARM Loan Program Disclosure provided X/XX/XX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300757030	e66f4a2c-80e5-460c-a16a-2ade5412d450	1683		Non-QM/Compliant		Compliance		Missing Consumer handbook on adjustable rate mortgages	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/15/2018: Lender provided evidence CHARM Booklet provided X/X/XX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757030	a048a313-d066-45de-afe8-4eadfe1c0503	3228		Non-QM/Compliant		Compliance		Missing Loan Estimate / LE Not in File	Missing Loan Estimate(s). Please provide initial and re-disclosed LEs. Additional conditions may apply.		05/07/18: Lender provided the initial loan estimate dated within 3 days of the application date. Nothing was noted , nor in the file to indicate there were any other LE's issued. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300757030	152144e2-e292-41d8-851e-a331ec19a225	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP.		Finding is non-material. Loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757030	46465e78-093c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 493.30 months reserves DTI is lower than guideline maximum UW Guides require 43% DTI, loan approved with 27.07% DTI FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757029	418fe991-cd3c-e811-9a1b-f4e9d4a75a52	15		Not Covered/Exempt		Credit		Failure to obtain Hazard Insurance Declaration	Missing evidence of hazard insurance for REO property #3 on the guarantors' final loan application.		05/17/2018: Lender provided property profile report and used .35% of improvement value for hazard insurance for non-QM loan. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 1,119.40 months reserves Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 13 years in Field and coborrower has 10 years in Field Years in Primary Residence Borrowers have resided in primary home for 11 years DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 36.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757029	7e638c24-cf3c-e811-9a1b-f4e9d4a75a52	1689		Not Covered/Exempt		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for REO property #1 on the guarantors' final loan application and REO property #1 on the borrowers' final loan application.	5/11/2018: This loan closed as a non-QM loan. The HOA fees were reflected on the tax returns for XXX property.	05/30/2018: Audit re-reviewed and using HOA as listed on XXXX tax returns for XXX property for other REO's in same condo complex. Condition cleared. 5/17/2018: Lender provided evidence of HOA dues for XXX property however file is missing evidence of HOA dues for XXX property and XXX property. Condition remains.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 1,119.40 months reserves Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 13 years in Field and coborrower has 10 years in Field Years in Primary Residence Borrowers have resided in primary home for 11 years DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 36.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757029	be9d7f98-cf3c-e811-9a1b-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Missing qualifying XXXX and XXXX W2s for the borrower, qualifying XXXX W2 for the co-borrower and signed XXXX/XXXX federal tax returns for the guarantors.		05/17/2018: Lender provided missing W2s for borrower and co-borrower, and signed Certification of Tax Returns and Financials for Guarantors. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 1,119.40 months reserves Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 13 years in Field and coborrower has 10 years in Field Years in Primary Residence Borrowers have resided in primary home for 11 years DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 36.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757029	30e5057f-ca3c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 1,119.40 months reserves Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 13 years in Field and coborrower has 10 years in Field Years in Primary Residence Borrowers have resided in primary home for 11 years DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 36.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757028	2d1bb21a-8841-e811-bc54-f4e9d4a75ba2	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	The file is missing leases for the subject property and 5 rental properties.		05/15/2018: Non-QM lease not required, used comparable rent schedules at 75% for rental properties provided by lender. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifies with in excess of 200 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Years on Job Borrower has 8 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757028	d39e990e-8941-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: Lender provided acceptable CDA with 0.0% variance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifies with in excess of 200 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Years on Job Borrower has 8 years on the job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757026	c3efe279-bc3d-e811-9a1b-f4e9d4a75a52	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Missing final Closing Disclosure showing car loan for $XX,XXX paid off.		05/15/2018: CD not required for investment property. Condition rescinded.	Reserves are higher than guideline minimum 45.30 months reserves > 6 required by guidelines Years in Primary Residence Borrower in primary residence 29 years FICO is higher than guideline minimum 750 FICO > 680 minimum required by guidelines				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757026	ce013000-cc3c-e811-9a1b-f4e9d4a75a52	1667		Not Covered/Exempt		Credit		Missing HUD from sale of other property owned	Missing HUD-1 for proof of sale of 1st property listed on XXXX Tax Return.		05/15/2018: Audit reviewed and Sch E reflects XXX-XXXX and Property Profile reflects XXXX sold in XXXX. Condition cleared. 04/30/2018: Received evidence Unit #XXXX was sold in XXXX. However, property #1 on Schedule E is Unit #XXXX. Condition remains.	Reserves are higher than guideline minimum 45.30 months reserves > 6 required by guidelines Years in Primary Residence Borrower in primary residence 29 years FICO is higher than guideline minimum 750 FICO > 680 minimum required by guidelines				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757026	86bfeb78-e43c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $,X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum 45.30 months reserves > 6 required by guidelines Years in Primary Residence Borrower in primary residence 29 years FICO is higher than guideline minimum 750 FICO > 680 minimum required by guidelines				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757024	5cbe4ef0-868d-47e5-a1a4-6e58f977e2e9	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)	Please see the attached disclosure advising the borrower was provided the CHARM Booklet.	06/19/2018: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757024	70829694-593c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757021	5c000518-a341-e811-bc54-f4e9d4a75ba2	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM Booklet not provided.		05/15/2018: CHARM Booklet not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757021	5c4a402c-a341-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	ARM disclosure not provided.		05/15/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757021	a57a95f0-6b46-4a18-ac2d-a1077bf9cf0c	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Closing Disclosure not provided		05/07/18: Upon further review, the subject property is an investment property and a CD is not required. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757021	774652ba-138c-4568-80f4-dd13d5958e8d	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	Loan Estimate not provided.		05/07/18: Upon further review, the subject property is an investment property and an LE is not required. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757021	a672bcf2-a241-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/27/2018: Lender provided acceptable CDA with 0.0% variance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757019	48bc831f-d33c-e811-9a1b-f4e9d4a75a52	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing CHARM Booklet		05/17/2018: Lender provided evidence CHARM Booklet provided on XX/XX/XX Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757019	b2c5f831-d33c-e811-9a1b-f4e9d4a75a52	1665		Non-QM/Compliant		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit		05/17/2018: Lender provided evidence Home Loan Toolkit provided on XX/XX/XX. Condition cleared.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300757019	547910ed-7b9c-4835-8e69-62ea9e8d5cd6	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX6% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757019	05a27240-d23c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120720	885629de-c73a-e911-bd2f-f4e9d4a75a52	2877		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Guidelines require satisfactory housing payment history for 12 months. Rental payment history not provided on credit report. VOR is required to verify.	04/11/2019: VOR	04/15/2019: Lender provided credit update reflecting verification of rent. Exception cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120720	04510a80-04b0-4be0-a860-c428e2537dd6	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120720	cc4b8088-033a-e911-bd2f-f4e9d4a75a52	1643		Non-QM/Compliant		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Rental payment history not provided on credit report. VOR is required to verify.	04/11/2019: VOR	04/15/2019: Lender provided credit update reflecting verification of rent. Exception cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120720	d3833ad8-013a-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120720	3b6ec533-053a-e911-bd2f-f4e9d4a75a52	2953		Non-QM/Compliant		Credit		Missing Appraisal Violation	Appraisal not performed by an approved Appraiser as required by Guidelines.		03/05/19: Appraiser is on the approved appraiser list. Condition cleared.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120720	28573b96-053a-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided		02/28/2019: CDA received supporting appraised value.	Years in Field Borrower has 16 years in Field Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.4%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757018	11d7a47f-c94f-e811-931d-f4e9d4a75a52	22		Not Covered/Exempt		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		05/18/2018: Audit reviewed and confirmed 3 years tax returns in file, non-QM loans do not require verification of business. Condition rescinded.	No Mortgage Lates Credit report verifies 82 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757018	8ca3a41f-cc4f-e811-931d-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a -6.8% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates Credit report verifies 82 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757013	bc462bb2-8da1-4fda-8f74-92ddc83bf3f8	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.		04/11/2018: Exception is deemed non-material with a final grade of a “B”. The Lender provided a re-disclosed CD, but the letter in file did not provide an explanation of the changes.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757013	c6f71467-fa3c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757009	82a1cf53-bb39-e811-9a1b-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The property taxes listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		04/06/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 51.10 months reserves. Years on Job Borrower has 8 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757009	413b893a-2db9-40ef-b361-2f16c33bd970	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX. a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of XXX.XX.(NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/06/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 51.10 months reserves. Years on Job Borrower has 8 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300757009	8fadec39-bb39-e811-9a1b-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 51.10 months reserves. Years on Job Borrower has 8 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757009	fe817c2a-b939-e811-9a1b-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date (pre-loan consummation) is required for the loan to be deemed ATR eligible.		05/10/2018: Lender provided VOE dated XX/XX/XX. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 51.10 months reserves. Years on Job Borrower has 8 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757009	878541a3-bb39-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 21.59% Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 51.10 months reserves. Years on Job Borrower has 8 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757008	51cd1c84-523f-e811-9a1b-f4e9d4a75a52	16		Not Covered/Exempt		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		05/10/2018: Lender provided Life of Loan Flood Certificate. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $) in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.2 months reserves FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with a FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757008	a24de472-8941-e811-bc54-f4e9d4a75ba2	67		Not Covered/Exempt		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.		05/11/2018: Audit reviewed and confirmed most recent 2 year tax returns in file and LAW reflects lender confirmed XX issued XXXX and ID#. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $) in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.2 months reserves FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with a FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757008	9507a8ea-4d3f-e811-9a1b-f4e9d4a75a52	848		Not Covered/Exempt		Credit		Sales Contract is Not Signed by all Parties With Ownership Interest	The loan file does not contain an executed sales contract.		05/10/2018: Lender provided executed sales contract. Condition cleared.	Disposable Income is higher than guideline minimum UW guides require $) in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.2 months reserves FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with a FICO of 778				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757008	b324e5d7-8641-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW guides require $) in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 250.2 months reserves FICO is higher than guideline minimum UW guides minimum FICO of 680, loan qualified with a FICO of 778				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757007	3f8297c5-4840-e811-bc54-f4e9d4a75ba2	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 41.387%. Due to including additional rental income for REO properties listed on the 1065's, the actual DTI is 45.15%.		05/10/2018: Audit recalculated borrower and rental income for final DTI of 40.64%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 883.64 months reserves General Comp Factor 1 Borrower has resided in subject for 18 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757007	c7d09a9b-4a40-e811-bc54-f4e9d4a75ba2	741		Non-QM/Compliant		Credit		Failure to obtain Documentation	File is missing copies of mortgage statements for properties #B and #C listed on the final 1003.		05/10/2018: Lender provided mortgage statements. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 883.64 months reserves General Comp Factor 1 Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757007	d7302ded-d047-e811-bc54-f4e9d4a75ba2	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment or paystub within 30 days of the note date (pre-loan consummation) is required for the loan to be deemed QM eligible.
06/05/2018: Per the attached LAW Narrative, this loan was never meant to be QM. Per the loan team, this file was one of the first they did in XXXXX ( New LOS system) so there was a slight learning curve in how files were identified as QM. The loan closed as a FRB 10/1 and annuitization of assets was used in qualifying income which is only allowed on non-QM loans. The loan file contained a paystub dated X/XX/XX that’s within 90 days of Note date, which would meet non-QM guides (See attached paystub) XXX requests XXX review for purchase as a non-QM loan. Compensating factors include; 60% LTV, excellent credit profile with a 776 credit score, 18 yrs. residence, 32 yrs. employment history, DTI’s of 19/41% and PLL of $XXXX.
											06/08/2018: Client has approved to purchase subject loan as Non-QM, paystub dated w/in 90 days of note used for VOE. Condition cleared.06/06/2018: Exception request sent to client, pending response. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 883.64 months reserves General Comp Factor 1 Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757007	203c97aa-d647-e811-bc54-f4e9d4a75ba2	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	Final application incomplete. Borrower's years in current position as Senior Advisor per LAW and years in field were not completed.		06/06/2018: Lender provided revised 1003 with years completed. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 883.64 months reserves General Comp Factor 1 Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757007	3f0551a7-4840-e811-bc54-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	CDA Report is missing from the file.		04/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 883.64 months reserves General Comp Factor 1 Borrower has resided in subject for 18 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757005	5e149eec-cd3c-e811-9a1b-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to Review: 44.96% > 43.00% permitted per client overlay.
06/15/2018: Per client response; We acknowledge this exception with the inclusion of the additional income per your email below. Compensating factors are LTV and reserve profile. Condition cleared. 06/13/2018: Exception request sent to client, pending response. Condition remains. 05/10/2018: Audit reviewed complete personal and business tax returns provided. Audit used same income of $XXX.XX per month for the borrower derived from Sch C and Partnership income. Audit total liabilities for revolving and installment comes to $XXXX + $XXXX for primary residence and negative rent of $XXX.XX per month for a total of $XXXX.XX. ($XXXX.XX / $XXXX.XX= 47.56% DTI. Negative net rental calculation (rent $XXXX @ 75% = $XXXX.XX, PITI totals $XXXX.XX. Negative net rental of -$XXX.XX) DTI exceeds max of 43%, client overlay to 45% for ATR DTI only. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 341.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757005	de7618ae-cd3c-e811-9a1b-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The Lender's guidelines require three-years personal and business returns, profit and loss, and balance sheet. The file contains only the signature page of all tax returns (missing complete returns) and is missing the balance sheet.		05/10/2018: Lender provided 3 years complete personal and business tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 341.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757005	4b999350-3f3c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 341.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757003	57029936-e052-e811-931d-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757003	f7460090-e052-e811-931d-f4e9d4a75a52	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	57.01% > 43% File is missing business returns and personal returns for each guarantor and Lease Agreements for investment properties owned in support of qualifying income and net rental income used for qualifying. Lender guidelines reflect a DTI of 43.00%. Based on the documentation currently available for calculation of income and debts, the actual DTI is 57.01%. This may change upon receipt of the missing documentation.		06/04/2018: Received missing income documentation. Recalculated DTI 38.30%. Condition cleared.05/25/2018: DTI to be recalculated upon receipt of missing documentation. Condition remains.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757003	994d126e-e052-e811-931d-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.		05/19/2018: Lender provided cost estimator from the insurer. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300757003	c6798c66-0868-e811-931d-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Added 06/04/2018: Missing XXXX Balance Sheet for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending client exception review	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757003	8d7eff32-3260-e811-931d-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Added 05/25/2018: Borrower 1 (XXXXXX Property #1 (XXXX XXXXXXX) 1003 reflects mortgage of $XXX,XX @ $XXXX. Credit report reflects equity line at $XXXX/month. Please provide evidence of additional mortgage and evidence of insurance. Property #3 (XXXX-XX XXXXXXX/XXXX XXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX. Please provide evidence of mortgage. Borrower 2 (XXX) Property #1 XXXXX (XXXXXX Street) Please provide evidence of insurance.		05/30/2018: Audit reviewed documents provided. Borrower 1 (XXXXXX) Property #1 (XXXX XXXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX. Received XXXXX XXXXX XXX mortgage $XXX,XXX@ $XXXXand Logix equity line reflecting -0- balance. Received evidence of P& I for property #3 (XXXX-XX XXXXXXX/XXXX XXXXXX. Received evidence of insurance for Borrower 2 (XXXX) Property #1 XXXXX (XXXXX Street. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757003	114b3e4e-e052-e811-931d-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The Guarantor’s income used for qualifying was to be documented with the two years most recent business returns as well as a year to date Profit and Loss Statement and Balance Sheet. The loan file contains returns for several business entities; however, copies of the Guarantor’s Partnership returns, year to date profit and loss and balance sheet were not provided.		06/04/2018: Received XXXX & XXXX K-1’s for the 2 businesses with > 25% ownership. Received XXXX & XXXX K-1’s for the 2 businesses with < 25% ownership. Condition cleared.05/25/2018: Per Lender’s request, audit reviewed all 3 loans with same guarantors. Missing K-1’s and business tax returns for the following businesses on (XXX) XXXX Schedule E II: XXXXXXX, The XXXXXX XXXXX and XXXXXXX XXXXXXXXXX. Audit calculated income: Income: $XX,XXX.XX - XXXXXXX XXX $XXXXX.XX, XXXXXXX XXXXXX $XXXXX.XX, XXXXXX XXXXXX $XXXX.XX, W-2 average 2 years $XX,XXX.XX (XXX) Retirement $XXX.XX (XXXXXX)	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757003	2b56c979-0868-e811-931d-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Added 06/04/2018: Missing XXXX P&L Statement for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending client exception review	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Guarantor has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300757002	fa1ff296-3440-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure not provided.		05/15/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757002	1a8f3e7f-3440-e811-bc54-f4e9d4a75ba2	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	CHARM not provided.		05/15/2018: CHARM Booklet not required for investment property. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300757002	10d2bd05-5f42-e811-bc54-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a maximum DTI of 43.00%. Due to the miscalculation of income, the actual DTI is 46.11%. The lender did not document the base income used to calculate borrowers total income.		05/17/2018: Audit reviewed and included officer compensation average as listed in S Corp tax returns. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with over 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756999	23289c3e-e041-e811-bc54-f4e9d4a75ba2	914		Not Covered/Exempt		Credit		Missing income documentation	The Borrower's income be documented with 2 Years Tax Returns and Proof of Receipt of Pension/Social Security Benefits. The loan file contains the required Tax Returns. Copies of the Borrower's Proof of Pension/Social Security Benefits are required to fulfill guidelines.		05/10/2018: Lender provided Underwriting Comparison: Investor Appendix Q guidelines vs. lender guidelines. FRB guidelines state award letter, pension letter not always requested if on 1040's. Loan is non-QM. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756999	292deff5-df41-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/04/2018: Review provided is for a different address, XXXX-XXXX XXXXXXXXXX XXXX XXXX,XXX XXXXX,XX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.50 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 82 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756998	8acb7cc7-073d-e811-9a1b-f4e9d4a75a52	3283		Non-QM/Compliant		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		05/17/2018: Lender provided copy of post close CD dated X/X which reflects corrected recording fee of $XXX along with LOE and proof of $X refund. Loan will be graded a B for all agencies. The lender provided evidence of a $X.XX refund along with a letter of explanation and proof of delivery.					3	2	C	B	C	B	C	B	C	B	C	B	Cleared
300756998	dd4a816d-8638-408f-9468-b11230d73eae	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Finding is deemed non-material and graded as a "B".					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756998	48d05ff6-64b6-4c3c-83fc-190e198b0979	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Finding is deemed non-material and graded as a "B".					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756998	8e0c6c10-073d-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756996	a5676cb9-383c-e811-9a1b-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The three years business tax returns in the file are not signed as required by the Lender's guidelines.		05/10/2018: Lender provided signed 1040's and 1120S for XXXX, XXXX and XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 9.97% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756996	8542f5c7-133c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 9.97% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 121 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756995	f0e17cd6-5356-4546-b9ce-454328e24026	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		05/16/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756995	e187cae6-ad12-4c92-8093-205e1d651cfd	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/16/2018: CHARM Booklet not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756995	f2ed3161-ddb1-4260-8744-7f5f9cd07c5f	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		05/16/2018: HUD Homeownership Counseling Disclosure not required for investment property. Condition rescinded. 04/09/2018: This finding is deemed non-material and rated as a "B".					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756995	5a778f7c-1b3c-e811-9a1b-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756995	ebd787d0-193c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	4c3f42e4-9442-e811-bc54-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of income, the actual DTI exceeds 100.00%.		06/04/2018: Received missing income documentation. Recalculated DTI 38.55%. Condition cleared.05/18/2018: Audit reviewed documents provided and original loan file. DTI is currently < 43%. However, missing documentation for 3 properties. DTI will be recalculated upon receipt.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756994	86b2f5a9-9542-e811-bc54-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX and Cost Estimator is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $X,XXX.XX.
06/15/2018:  Audit reviewed documentation provided by lender and confirmed Extra Replacement Cost of 20% for $XX,XXX and Cost Estimator for $XXX,XXX verifies sufficient coverage. Condition cleared. 06/07/2018:  Pending Client exception review XX/XX/XXXX:  Audit reviewed Lender’s rebuttal and disagrees.  Guaranteed Replacement Cost endorsement is acceptable if coverage is under the Loan Amount. This is not the same as 100% Replacement Cost which is not acceptable if coverage is less than the Loan Amount. The replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount.   Condition remains.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756994	3e16ee62-0668-e811-931d-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Added 06/04/2018: Missing XXXX Balance Sheet for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending Client exception request.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	8c4d2e14-9442-e811-bc54-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence of principal & interest or proof of Free and Clear for properties #2, #3, and for both borrowers' primary properties on the final application not provided.
05/30/2018:  Audit reviewed documents provided.  Borrower 1 (XXXXXX) Property #1 (XXXX XXXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX.  ReceivedXXXXX XXXXX XXX mortgage $XXX,XXX @ $XXXX and XXXXX XXXXXX XXXX reflecting -0- balance.  Received evidence of P& I for property #3 (XXXX-XX XXXXXXX/XXXX XXXXXX).  Received evidence of insurance for Borrower 2 (XXXX) Property #1 XXXXX (XXXXXX XXXXXX.  Condition cleared.    05/18/2018:  Audit reviewed documents provided and original loan file.  Borrower 1 (XXXXXX) Property #1 (XXXX XXXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX.  Credit report reflects equity line at $XXX/month.  Please provide evidence of additional mortgage and evidence of insurance.  Property #3 (XXXX-XX XXXXXXX/XXXX XXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX.  Please provide evidence of mortgage.  Borrower 2 (XXXX) Property #1 XXXXX (XXXXXX XXXXXX) Please provide evidence of insurance.
												Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	eb766482-9342-e811-bc54-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing Primary borrower's 1040s to review Schedule E to determine rental income on REOs listed on borrower's 1003.		05/18/2018: Received XXXX/XXXX personal tax returns. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	37bf1188-7a5f-e811-931d-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Added 05/24/2018: Per Lender’s request, audit reviewed all 3 loans with same guarantors. Missing K-1’s and business tax returns for the flowing businesses on (XXX) XXXX Schedule E II: XXXXXXX, XXX XXXXXX XXXXX and XXXXXXX XXXXXXXXXX. Audit calculated income: Income: $XX,XXX.XX - XXXXXXX XXX $XXXXX.XX, XXXXXXX XXXXXX $XXXXX.XX, XXXXXX XXXXXX $XXXX.XX, W-2 average 2 years $XX,XXX.XX (XXX) Retirement $XXX.XX (XXXXXX)		06/04/2018: Received XXXX & XXXX K-1’s for the 2 businesses with > 25% ownership. Received XXXX & XXXX K-1’s for the 2 businesses with < 25% ownership. Condition cleared.05/30/2018: DTI will be recalculated upon receipt of missing income documents. Condition remains. (Please note, missing income documents conditions was also added to #XXXXXXXX)	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	c766f39a-9442-e811-bc54-f4e9d4a75ba2	1697		Not Covered/Exempt		Credit		Missing rate lock verification	Evidence of rate lock is missing.		05/16/2018: Evidence of Rate Lock date provided on Tape. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756994	a08b9c7c-0668-e811-931d-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Added 06/04/2018: Missing XXXX P&L Statement for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending Client exception request.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756993	122a462f-fbd2-4dc0-b990-80e08c0bf720	2825		Not Covered/Exempt		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.		Finding deemed non-material	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	2	C	A	C	A	C	B	C	A	C	A	Cleared
300756993	1427d489-f08a-4842-8233-1d510d6cabcb	50		Not Covered/Exempt		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300756993	ccafa7ce-c5d9-4e3a-b603-9a11a477837c	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure		05/17/2018: Audit reviewed and ARM Loan Program Disclosure not required for investment property. Condition rescinded.	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756993	eed4a5b8-54f8-4afa-b8b8-0df9f5ceb0ee	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		05/17/2018: Audit reviewed and CHARM Booklet not required for investment property. Condition rescinded.	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756993	36dda1aa-9701-4295-b813-6445c0fe2f73	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	2	B	A	B	A	B	B	B	A	B	A	Cleared
300756993	903e327a-7a42-e811-bc54-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Lender approval reflects a DTI of 38.35%. Based on the documentation provided in the loan file, the actual DTI is 51.56%.		05/07/2018: Audit reviewed original loan file and recalculated DTI. DTI 41.10%. Condition cleared.	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756993	edbd9654-0768-e811-931d-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Added 06/04/2018: Missing XXXX Balance Sheet for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending client exception review	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756993	99b035c6-6c5f-e811-931d-f4e9d4a75a52	724		Not Covered/Exempt		Credit		Missing Documentation	Added 05/24/2018: Borrower 1 (XXXXXX) Property #1 (XXXX XXXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX. Credit report reflects equity line at $XXX/month. Please provide evidence of additional mortgage and evidence of insurance. Property #3 (XXX-XX XXXXXXX/XXXX XXXXXX) 1003 reflects mortgage of $XXX,XXX@ $XXXX. Please provide evidence of mortgage. Borrower 2 (XXXX) Property #1 XXXX (XXXXXX XXXXXX) Please provide evidence of insurance.		05/30/2018: Audit reviewed documents provided. Borrower 1 (XXXXXX) Property #1 (XXX XXXXXXX) 1003 reflects mortgage of $XXX,XXX @ $XXXX. Received XXXXX XXXXX XXX mortgage $XXX,XXX @ $XXXX and XXXXX XXXXXX XXXX reflecting -0- balance. Received evidence of P& I for property #3 (XXXX-XX XXXXXXX/XXX XXXXXX). Received evidence of insurance for Borrower 2 (XXXX) Property #1 XXXXX (XXXXXX XXXXXX. Condition cleared.	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756993	4c903e8a-7d5f-e811-931d-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	Added 05/24/2018: Per Lender’s request, audit reviewed all 3 loans with same guarantors. Missing K-1’s and business tax returns for the following businesses on (XXXX) XXXX Schedule E II: XXXXXXX, XXX XXXXXX XXXXX and XXXXXXX XXXXXXXXXX. Audit calculated income: Income: $XX,XXX.XX - XXXXXXX XXX $XXXXX.XX, XXXXXXX XXXXXX $XXXXX.XX, XXXXXX XXXXXX $XXXX.XX, W-2 average 2 years $XX,XXX.XX (XXXX) Retirement $XXX.XX (XXXXXX)		06/04/2018: Received XXXX & XXXX K-1’s for the 2 businesses with > 25% ownership. Received XXXX & XXXX K-1’s for the 2 businesses with < 25% ownership. Condition cleared.	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756993	d4fce461-0768-e811-931d-f4e9d4a75a52	2791		Not Covered/Exempt		Credit		Missing YTD Profit & Loss	Added 06/04/2018: Missing XXXX P&L Statement for XXXXXXX XXXXXX and XXX XXXXXX XXXXX. While the income is positive and not used in qualifying, Client overlay requires.		06/19/2018: P&L and balance sheet not required on non-QM if income was not used to qualify. Condition cleared.06/07/2018: Pending client exception review	Years Self Employed Business has been in existance for 8 years Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 125.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756991	03d23271-ab41-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756990	d69db4b4-d2d3-4430-a528-6ee3391d6e08	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		05/04/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756990	1ee8bdbd-bd4f-e811-931d-f4e9d4a75a52	3248		Non-QM/Compliant		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure : Total Closing Costs (J) as $XX,XXX.XXand Cash to Close as $XXX,XXX.XX. The most recent Loan Estimate indicates Estimated Closing Costs as $XX,XXX.XX and Estimated Cash to Close as $XXX,XXX.XX. Provide re-disclosed CD and letter of explanation.		05/04/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756990	2a49baa0-bc4f-e811-931d-f4e9d4a75a52	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	06/07/2018: a covered transaction must be secured by the consumer's principle dwelling. A second home is not a principal dwelling.05/15/2018: The subject property is a second home, therefore the ARM disclosure is not required.	06/13/2018: Audit confirmed with Compliance Dept. that ARM Disclosure is not required on second homes. Condition rescinded.06/07/2018: Audit reviewed Lender's rebuttal and disagrees. Condition remains.05/16/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. In addition, all other initial disclosure such as HUD Homeownership Counseling Disclosure, CHARM Booklet and Home Loan Toolkit are in file. ARM Loan Program Disclosure is required. Condition remains.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756990	8a38238d-bd4f-e811-931d-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756990	1e13b99a-d367-425d-8cfa-2c31d1bfe66a	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing WLSP.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756990	70b6b3dc-be4f-e811-931d-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date (pre-loan consummation) is required for the loan to be deemed ATR eligible.		05/15/18: Lender provided a paystub within 90 days of the note date. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756990	719f1a8c-bc4f-e811-931d-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		05/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 165.20 months reserves. FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 734. Years on Job Co-borrower has 9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756989	89e31495-7042-e811-bc54-f4e9d4a75ba2	741		Not Covered/Exempt		Credit		Failure to obtain Documentation	The loan file is missing an REO schedule reflecting all properties owned. The REO schedule provided was effective as of X/XXXX.		05/17/2018: Audit reviewed, complete REO schedule included in final 1003. Condition rescinded.	DTI is lower than guideline maximum UW Guides max 43% DTI, loan qualified with 10.31% DTI FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 781 FICO Reserves are higher than guideline minimum UW Guides minimum 6 months reserves, loan qualified with 712.6 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756989	d216044e-7142-e811-bc54-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected insufficient dwelling coverage. A cost estimator from the insurer was not provided.		05/08/2018: Lender provided cost estimator from the insurer reflecting sufficient coverage. Condition cleared.	DTI is lower than guideline maximum UW Guides max 43% DTI, loan qualified with 10.31% DTI FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 781 FICO Reserves are higher than guideline minimum UW Guides minimum 6 months reserves, loan qualified with 712.6 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756988	e2e141e1-ae9c-4955-a3b0-11b502d3098c	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756988	84a07b32-b939-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756988	047a7974-a739-e811-9a1b-f4e9d4a75a52	276		Non-QM/Compliant		Property		Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		05/04/2018: Inspection post incident was provided; however, notates damage to property. Please provide evidence of re-inspection.					3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756985	1cd8ee42-a241-e811-bc54-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify properties not financed with Lender from subject note.		05/08/2018: Lender provided missing VOM's for REO's and credit report listing payment history for commercial properties. Condition cleared.	Years in Primary Residence Borrower has 9 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756985	0831c5fb-a141-e811-bc54-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.		05/08/2018: Lender provided cost estimator from insurer reflecting sufficient coverage. Condition cleared.	Years in Primary Residence Borrower has 9 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Years Self Employed Borrower has 10 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756985	d4937d3b-a141-e811-bc54-f4e9d4a75ba2	824		Not Covered/Exempt		Credit		Insufficient Reserves	0 mos < 6 mos required, per lender. Assets verified of $0.00.		06/05/2018: Lender provided 2 consecutive month statements for borrower's checking account reflecting sufficient reserves. Condition cleared.	Years in Primary Residence Borrower has 9 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Years Self Employed Borrower has 10 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756985	add37e3b-9e41-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		05/04/2018: A CDA provided reflecting a value of $XXX,XXX0 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has 9 years in primary residence FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 813 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756984	7d51cef8-8d3e-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756983	deade346-13c6-460c-b2df-edb2f0ce1854	3223		Non-QM/Compliant		Compliance		APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD dated is inaccurate and exceeds 0.125% tolerance. CD value of 3.975% vs. calculated value of 3.822% for a variance of 0.153% over disclosed. Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.		04/12/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				2	2	B	B	B	B	B	B	B	B	B	B	Cleared
300756983	fc99ed0d-3131-4ce9-a6c2-425732c0562c	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD dated reflects Total Interest Percentage (TIP) of XX,XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		04/12/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756983	d7cdc5d3-573e-e811-9a1b-f4e9d4a75a52	701		Non-QM/Compliant		Credit		Failure to obtain Employment Verification	A verification of employment within 90 days of the note date (pre-loan consummation) is required for the loan to be deemed ATR eligible.		06/05/2018: Lender provided copy of business license however it was not for this borrower. This is a non-QM therefore 3rd party verification of business is not required. Condition rescinded.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756983	ade0c9f6-5b3e-e811-9a1b-f4e9d4a75a52	1643		Non-QM/Compliant		Credit		Failure to Verify Housing History	Guidelines requires satisfactory housing payment history. Payment history not provided on credit report for the borrowers investment property. VOM is required to verify.		05/01/2018: Lender provided VOM for investment property. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756983	da54f4ef-563e-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756983	1b31d18c-573e-e811-9a1b-f4e9d4a75a52	276		Non-QM/Compliant		Property		Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/04/2018: Inspection post incident was provided; however, notates damage to property. Please provide evidence of re-inspection.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 25.60 months reserves. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 27.94%. Years on Job Borrower has 9 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756982	43de471b-933d-e811-9a1b-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The property tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		04/11/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756982	c329ab66-913d-e811-9a1b-f4e9d4a75a52	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		04/11/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756982	133fce95-535b-45e1-9f11-80ea4626fc81	1570		Non-QM/Compliant		Compliance		Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require for H-8.	5/16/2018: XXX agrees with this finding. Please advise of a cure.
06/04/2018: Notification of error, reopened rescission, evidence of shipment (via e-mail) and RTC with corrected dates was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated as a B. 05/24/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated as a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains. 05/17/2018: Audit reviewed lender response and request for cure. Proved letter of explanation, proof of delivery, re-disclose and re-open rescission. Condition remains.
												FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300756982	4f319877-933d-e811-9a1b-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The consummation CD signed by the borrower is missing from the loan file. No Cure - Missing document not provided.		05/17/2018: Lender provided CD executed CD. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300756982	03220857-933d-e811-9a1b-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756982	e85f8793-d456-418b-965f-737fb7a2061a	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		04/11/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756982	a38e91e3-8e3d-e811-9a1b-f4e9d4a75a52	914		Non-QM/Compliant		Credit		Missing income documentation	The Co-Borrower's rental income is to be documented with a copy of the current Rent Roll documentation. The loan file contains copies of the personal tax returns for the prior 3 years. Copies of the Co-Borrower's current Rent Roll documentation is required to fulfill guidelines and ATR requirements.	06/09/2018: XXX disagrees with auditor's finding that a rent roll is required to meet ATR guides. XXX credit policy does not require rent rolls. The loan team provided 3 yrs. tax returns which is sufficient documentation on a non-QM loan. Additionally, the loan team provided the LAW Narrative that breaks down the rental income that was used for qualifying (see attached rental income calculation). This loan closed as a XXX XX/X Non-QM loan on XX/XX/XX.	06/13/2016: Audit reviewed lender response and confirmed non-QM loan. Condition cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756982	9ac81cd6-8d3d-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 762. No Mortgage Lates Credit Report verifies 63 months payment history with no late payments reported. Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 143 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756980	f3c84ad2-a071-43e3-a422-101c5de32a5a	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		05/16/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756980	fae52fd0-9c6a-4e59-9404-d2a7551bcb33	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/16/2018: CHARM Booklet not required for investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756980	23c70857-d172-4573-8e62-6c519bbecea4	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		05/16/2018: HUD Counseling Disclosure not required for investment property. Condition rescinded. 04/16/2018: Finding is deemed non-material and graded a "B".	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756980	ff9b55cc-9741-e811-bc54-f4e9d4a75ba2	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756980	20beed1d-9941-e811-bc54-f4e9d4a75ba2	1643		Not Covered/Exempt		Credit		Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM required to verify payment history for property containing a private mortgage.		06/15/2018: Per client response; We acknowledge the insufficient mortgage history exception due to remaining proof of payments provided post-consummation and strong compensating factors of low LTV and strong reserve profile. Condition cleared. 05/18/2018: Exception request sent to client, pending response. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756980	8d9fde66-9641-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualfied with DTI of 34.17% DTI Reserves are higher than guideline minimum UW Guides minimum 6 month reserves, loan qualified with 2261.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 771 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756978	111c14a6-a541-e811-bc54-f4e9d4a75ba2	1500		Not Covered/Exempt		Credit		Missing Business Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Business returns for multiple companies with more than 25% ownership were not provided		05/18/2018: Non-QM loan. Signed returns are not required. Condition cleared.05/17/2018: Lender provided business returns however the business tax returns are not signed by the borrower. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 364.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756978	28ce4521-e03f-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 364.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756978	95ba2654-583f-e811-9a1b-f4e9d4a75a52	276		Not Covered/Exempt		Property		Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		05/04/2018: Received post disaster inspection reflecting no damage. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 364.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756976	8e9a0e30-4206-410a-866a-7a29c8e69b76	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the hazard H06 insurance of $XX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756976	87e3d050-ce7b-4c0f-9f9e-d426bbf39ae3	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756976	5f658fa7-c739-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756972	3e580576-5e3e-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756970	42fb3313-ca76-4ecd-aab1-f8ae16e5c864	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		06/20/2018: Evidence Borrower was provided the CHARM Booklet within 3 days of application date provided in original loan file. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756970	e0d46760-2c3f-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	Missing review appraisal.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756969	d7281be4-91eb-44be-ba50-1a526e67e371	1570		Non-QM/Compliant		Compliance		Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require for H-8.
06/04/2018: Notification of error, reopened rescission, evidence of shipment (via e-mail) and RTC with corrected dates was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated as a B. 05/24/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated as a B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.
												CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300756969	597ee23c-9441-e811-bc54-f4e9d4a75ba2	3199		Non-QM/Compliant		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	The Recording fee was disclosed on LE as $0 and on the CD dated XX/XX/XXXX as $XXXX, exceeding the allowable 10% tolerance. A tolerance cure of $XXX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explantion and proof of delivery to the Borrower.		05/21/2018: Audit reviewed lender's response and confirmed proof that lender did not find out about the recording fee until after XXX effective date of X/X/XX therefore fee added X/X/XX on final settlement statement is a valid COC. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756969	08b671e0-0b1d-4a2c-8c4b-d3f2678ea906	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX%) vs actual TIP of XX.XXX7% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		04/17/2018: Exception is deemed non-material with a final grade of a “B”.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756969	6d53f123-8b41-e811-bc54-f4e9d4a75ba2	23		Non-QM/Compliant		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.		05/01/2018: Lender provided credit report dated XX/XX/XXXX. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756969	13035164-8c41-e811-bc54-f4e9d4a75ba2	32		Non-QM/Compliant		Credit		Failure to obtain Income Documentation	The Borrower's income be documented with 2 Years Tax Returns and Proof of Receipt of Pension/Social Security Benefits. The loan file does not contain any income documentation for the Borrower. Copies of the Borrower's Tax Returns and Proof of Pension/Social Security Benefits are required to fulfill guidelines.		05/21/2018: Lender provided 3 years tax returns evidencing social security and rental income for borrower. Condition cleared. 05/15/2018: Lender provided pay stubs, W2's and tax returns for guarantor's income however 2 year tax returns for Katherine to evidence social security and rental income was not provided. Condition remains.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756969	d39be6d0-8b41-e811-bc54-f4e9d4a75ba2	6		Non-QM/Compliant		Credit		Insufficient Reserves	0 mos < 6 mos required, per lender. Assets verified of $0 for reserves which is not sufficient for the subject		05/31/2018: Lender provided bank statement and trust documentation. Condition cleared. 05/11/18: Assets are held in trust. Please provide 2 months bank statements and trust documentation showing sufficient assets at the time of closing. Additional conditions may apply. Condition maintained.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756969	74f0bef4-8b41-e811-bc54-f4e9d4a75ba2	1684		Non-QM/Compliant		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		05/01/2018: Lender provided third party fraud report, ID Cross Check. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756969	eb2fd24a-8c41-e811-bc54-f4e9d4a75ba2	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50% Years in Primary Residence Borrower has resided in subject for 39 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756965	d0143e27-7e42-e811-bc54-f4e9d4a75ba2	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		05/16/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756965	237a094b-838b-4f21-a600-81d64ad89766	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/16/2018: CHARM Booklet not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756965	90f65135-7e42-e811-bc54-f4e9d4a75ba2	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		05/16/2018: HUD Counseling Disclosure not required for investment property. Condition rescinded.04/17/2018: The finding is deemed non-material and rated a B.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756965	1022831c-7e42-e811-bc54-f4e9d4a75ba2	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756963	bcd0ba0b-3f38-e811-9a1b-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756963	9fbdda29-8ab8-4704-844f-ebbf777e2adf	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756963	dd7fc229-1d38-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756961	93ab3034-2639-e811-9a1b-f4e9d4a75a52	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The Estimated Taxes, Insurance & Assessments section on final CD should have the Other box checked with an explanation of HOA dues and "No" for In Escrow.		Non-material per SFIG guidance. Loan will be graded B for all agencies.	FICO is higher than guideline minimum 809 FICO > 680 required Reserves are higher than guideline minimum 87 months reserves > 6 months required DTI is lower than guideline maximum 19.58% DTI < 43% max				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756961	b708b83d-1839-e811-9a1b-f4e9d4a75a52	3250		Non-QM/Compliant		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required information in the Loan Disclosures/Escrow Account section. The CD reflects Estimated Property Costs Year 1 as $X,XXX.XX versus $XX,XXX.XX. The Lender did not include the annual HOA assessment. Provide corrected CD, letter of explanation and proof of delivery to the Borrower.		06/07/2018: Lender provided LOE and corrected post close CD dated X/X/XX. Loan will be graded a B for all agencies.	FICO is higher than guideline minimum 809 FICO > 680 required Reserves are higher than guideline minimum 87 months reserves > 6 months required DTI is lower than guideline maximum 19.58% DTI < 43% max				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
300756961	462757bf-b731-4c12-bca4-ae70b49ffb9e	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Condition cleared.	FICO is higher than guideline minimum 809 FICO > 680 required Reserves are higher than guideline minimum 87 months reserves > 6 months required DTI is lower than guideline maximum 19.58% DTI < 43% max				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756961	6d298345-1939-e811-9a1b-f4e9d4a75a52	94		Non-QM/Compliant		Credit		Document Error	LAW in file does not contain the HOA dues monthly assessment. Additional conditions may apply.		05/10/2018: Audit reviewed and condition rescinded.	FICO is higher than guideline minimum 809 FICO > 680 required Reserves are higher than guideline minimum 87 months reserves > 6 months required DTI is lower than guideline maximum 19.58% DTI < 43% max				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756961	ae125399-1739-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum 809 FICO > 680 required Reserves are higher than guideline minimum 87 months reserves > 6 months required DTI is lower than guideline maximum 19.58% DTI < 43% max				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756960	72851c19-5ee1-4b09-ae74-7592550ada87	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	The ARM disclosure is missing from the file.		06/07/2018: Audit confirmed with Compliance Dept. that ARM Disclosure is not required on second homes. Condition rescinded.05/19/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. Condition remains.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 31.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Years on Job Borrower has > 40 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756960	045b4a33-9c1f-4f93-b1db-192322a89125	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments is $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XXX.XX (NOT IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 31.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Years on Job Borrower has > 40 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756960	08036081-2d3d-4df0-bd02-5105851cbd38	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	The CHARM booklet is missing from the file.		06/07/2018: Audit confirmed with Compliance Dept. that CHARM Booklet is not required on second homes. Condition rescinded.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 31.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Years on Job Borrower has > 40 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756960	9ae58591-48d4-450e-bf20-31eeb6560b84	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 31.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Years on Job Borrower has > 40 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756960	3d9e583e-933e-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 31.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Years on Job Borrower has > 40 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756959	b4a60789-da90-4fc7-a7ee-99d6297861fa	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provide corrected CD and LOE to the Borrower.		04/12/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 770 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 254.20 months reserves Years in Primary Residence Borrower has resided in subject for 5 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756959	dd2743ec-673e-e811-9a1b-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The policy also provides for 200% extended replacement cost. The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was not provided.		05/08/2018: Lender provided cost estimator from the insurer reflecting sufficient coverage obtained. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 770 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 254.20 months reserves Years in Primary Residence Borrower has resided in subject for 5 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756959	7f2e5fd3-813e-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 770 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 254.20 months reserves Years in Primary Residence Borrower has resided in subject for 5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756957	702216ca-7342-e811-bc54-f4e9d4a75ba2	1149		Not Covered/Exempt		Credit		Borrower credit report dated greater than 120 days from Note date	Borrower's credit report is dated XX/XX/XXXX which is greater than 120 days before the note date.		05/10/18: Lender provided an updated credit report, dated within 120 days of the note date. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides requiure $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 3,634 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756957	570ccc1e-6342-e811-bc54-f4e9d4a75ba2	91		Not Covered/Exempt		Credit		Failure to obtain Purchase Contract	The purchase contract is missing from the loan file.		05/10/18: Lender provided a copy of the purchase contract. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides requiure $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 3,634 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756957	99f39f01-6742-e811-bc54-f4e9d4a75ba2	855		Not Covered/Exempt		Credit		Failure to obtain Verification of Mortgage	Missing proof of P/I payment for final 1003 REO property #2 and first lien for REO property #3.		05/17/2018: Lender provided evidence of P&I payments for property #2 and property #3. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides requiure $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 3,634 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756957	36d3a6cf-5d42-e811-bc54-f4e9d4a75ba2	2788		Not Covered/Exempt		Credit		Missing Executed Personal Tax Returns	Missing copies of signed tax returns or executed tax return certification document..		05/10/18: Lender provided the certification of tax returns and financials for fiscal years XXXX,XXXX, and XXXX. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides requiure $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides minimum FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with FICO of 784 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 3,634 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756956	cbd674ea-9457-e811-931d-f4e9d4a75a52	48		Not Covered/Exempt		Compliance		Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300756956	6541b8ad-9457-e811-931d-f4e9d4a75a52	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		05/19/2018: ARM disclosure is not required for an investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756956	da3d82b6-7d6e-4f2f-8cfa-271646c2b961	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure from the file.		05/19/2018: Closing disclosure is not required for an investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756956	93492ea9-b12d-48bc-820e-6e429e6d74e2	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	Missing Loan Estimate from the file.		05/19/2018: Loan Estimate is not required for an investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756956	8b8616ba-9557-e811-931d-f4e9d4a75a52	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.		05/19/2018: WLSP is not required for an investment property. Condition rescinded. 05/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756956	4b297084-9657-e811-931d-f4e9d4a75a52	795		Not Covered/Exempt		Credit		Failure to obtain Verbal Verification of Employment	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.		06/07/2018: Received VVOE dated within 10 days of note date. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756956	eba1e2d6-7c57-e811-931d-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		05/29/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43% CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 31.25% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 468.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756954	99bb94fb-a48f-4b6a-9e47-0af3dcf7f0e4	3224		Non-QM/Compliant		Compliance		APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 3.685%) vs. calculated value of 3.892%) for a variance of 0.207%) under disclosed. Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.		06/11/2018: Audit made correction on Note entry. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	12d91051-951d-47fd-92a7-b3079852a554	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan Program Disclosure	06/04/2018: a covered transaction must be secured by the consumer's principle dwelling. A second home is not a principal dwelling.	06/08/2018: Audit confirmed with Compliance Dept. that ARM Disclosure is not required on second homes. Condition rescinded.06/04/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. Condition remains. 05/19/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. Condition remains.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	e0fa511f-cc5e-46b1-bdc3-835c099cf6fa	3211		Non-QM/Compliant		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as ($XXX,XXX.XX vs. actual Finance Charge of ($XXX,XXX.XX. An under disclosure of ($XX,XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.		06/11/2018: Audit made correction on Note entry. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	60692229-e2e8-46eb-851e-794dbfcfcf86	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing CHARM Booklet		06/08/2018: Audit confirmed with Compliance Dept. that CHARM Booklet is not required on second homes. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	91507dd4-cbed-41b6-a2cb-f278bc89059d	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX%) vs actual TIP of XX.XXX%) with a difference of X.XXX%) under-disclosed. Provide corrected CD and LOE to the Borrower.		06/11/2018: Audit made correction on Note entry. Condition rescinded. 05/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	c3a9eafd-cce9-4de6-bc03-4250de2008fc	3212		Non-QM/Compliant		Compliance		Total of Payments is not accurate	The final CD reflects total of payments as ($X,XXX,XXX.XX. The actual total of payments is ($X,XXX,XXX.XX, an under-disclosure of ($XX,XXX.XX. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.		06/11/2018: Audit made correction on Note entry. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756954	5a9f18dd-7858-434b-9ae2-1f64c07fe081	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756954	faa207c6-ef51-e811-931d-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		05/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756953	c514784e-73ea-44f1-8f17-172e32c1fe2f	3313		Non-QM/Compliant		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		The condition is deemed non-material and graded out as a B grade					2	2	B	B	B	B	B	B	B	B	B	B	Cleared
300756953	aa560591-268f-404a-a552-b26801b31b99	3223		Non-QM/Compliant		Compliance		APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 3.815% vs. calculated value of 3.666% for a variance of 0.149% over disclosed. Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.		The condition is deemed non-material and graded out as a B grade					2	2	B	B	B	B	B	B	B	B	B	B	Cleared
300756953	8bd53b6f-9c0c-4bcf-9ab0-fddfcefe76c9	3214		Non-QM/Compliant		Compliance		CD Document does not match actual calculated values for Date Range	Final CD dated does not match calculated values for Date Range. The columns should read Years 1-10, Years 11-11, Years 12-12 and Years 13-30, with corresponding principal, interest, MI and estimated escrow payments. Any time there is a possibility for a change in the payment or MI there must be a column to reflect the possibility, up to a maximum of 4 columns. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/19/2018: Audit reviewed and condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756953	c9ab1187-4b40-4998-a6bd-65ac0c9c397a	3218		Non-QM/Compliant		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX to $X,XXXX.XX Years 13 - 30, the calculated payment amount is $X,XXX.XX to $X,XXX.XX Years 13 - 30. The lender did not correctly calculate the Principal and Interest amount for years 13-30. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/19/2018: Audit reviewed and condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756953	a01db6ed-9f05-42eb-be2b-c2aa5731784b	3215		Non-QM/Compliant		Compliance		CD Document does not match actual calculated values for Principal & Interest	"The final Closing Disclosure reflects a Principal & Interest payment amounts of $X,XXX.XX to $X,XXX.XX vs. actual amounts of $X,XXX.XX to $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		05/19/2018: Audit reviewed and condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756953	4d2c27f4-1f39-e811-9a1b-f4e9d4a75a52	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.		06/07/2018: Audit confirmed with Compliance Dept. that ARM Disclosure is not required on second homes. Condition rescinded.05/19/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. Condition remains.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756953	5201ffa2-cf6c-41ca-827c-b25a11a6a944	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		06/07/2018: Audit confirmed with Compliance Dept. that CHARM Booklet is not required on second homes. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756953	cda6d06e-1f39-e811-9a1b-f4e9d4a75a52	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756953	f2175d11-4fd8-4053-9561-2c950f458482	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		The condition is deemed non-material and graded out as a B grade					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756953	ced93c01-1b39-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/27/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756952	bd968979-9ace-402b-9d04-dc25e2039b18	1740		Not Covered/Exempt		Compliance		Missing Mortgage Rider	Missing pre-payment penalty rider	Pre-payment riders are not required to be on the Deed of Trust. They are only part of the note section 4	05/01/2018: Audit reviewed lender's response and agrees. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 Years Self Employed Borrower has 3 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756952	2bf1e9bc-8e41-e811-bc54-f4e9d4a75ba2	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for Business B on 2016 Schedule E Part II not provided.		05/17/2018: Lender provided signed business returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 Years Self Employed Borrower has 3 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756952	b3ebb268-8e41-e811-bc54-f4e9d4a75ba2	2793		Not Covered/Exempt		Credit		Missing K-1	Missing K-1's for Business B on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	05/22/2018: Lender provided XXXX K-1. Condition cleared. 05/11/2018: The XXXX business tax return and XXXX K1 for XXXXXXXXX XXXXXXXXXX are attached. Please note that XXXX was the first year these business returns were available, prior to XXXX XXXXXXXXX XXXXXXXXXX was on Schedule C of the clients personal tax returns. This is a non-QM loan.	05/17/2018: Audit reviewed lender response however file is missing (XXXX) K-1 for S Corp, please provide. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 Years Self Employed Borrower has 3 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756952	d5fb6b4b-7741-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided		04/17/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.18% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 Years Self Employed Borrower has 3 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756949	4dceffe0-a041-e811-bc54-f4e9d4a75ba2	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	Client Overlay Exception, Client to Review - DTI is greater than the client’s max. Audit DTI is 44.60%. Lender failed to properly calculate the net rental income.		05/17/2018: Audit reviewed and re-calculated rental income using FRB method for non-QM loans. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 132.40 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756949	cd1ad32b-a541-e811-bc54-f4e9d4a75ba2	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXXXX. The loan amount is $XXX,XXX.XX, which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.		05/10/2018: Lender provided cost estimator from the insurer reflecting sufficient coverage obtained. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 132.40 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756949	a3e86729-d940-e811-bc54-f4e9d4a75ba2	1692		Not Covered/Exempt		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence of principal & interest or proof of Free and Clear for properties #3, #6, #7, and #8 on the final application not provided.
Under this loan,XXX underwrote the loan outside of QM standards, as stated on the NLAW. The borrower is the owner of 8 properties, all of which appear on their XXXX, XXXXand XXXX Schedule E of their 1040's. XXXXX approach to underwriting Sch E Real Estate income is to give the borrower net income with the add back of deprecation. This was followed in this case with two additional steps: 1. A review of the XXXX, XXXX and XXXX Schedule E's show that in one single year of XXXX, there were bad debts attributed to each of the properties. Based on the LOE on file from Borrowers CPA concerning these one time bad debts, lender felt justified in adding back these one time expenses to income on the Schedule E. 2. Property on Schedule E located at XX XXXXXXXX, XX was the subject of an XXX refinance. So Lender underwrote this property by taking the inplace rental income as verified by current lease, deducted 25% from the lease income and deducted PITI as per XXX Loan. This net sum was used in the qualifying income.
											05/17/2018: Audit reviewed and re-calculated rental income using FRB method for non-QM loans. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 132.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756949	23ef0019-d940-e811-bc54-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA report not provided in file.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 132.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756944	7d880d2f-8cdc-4edf-9a42-2df7687fa778	2870		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Verification of the borrower’s business must be obtained within 90 calendar days prior to the note date		05/16/2018: Audit reviewed and confirmed non-QM loan. Verification not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756944	b08c3dfe-0004-4618-9d95-3fe0dc5ad835	1671		Non-QM/Compliant		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure	05/16/2018: The ARM disclosure is not required for a non-consumer purpose investment property	06/07/2018: Audit confirmed with Compliance Dept. that ARM Disclosure is not required on second homes. Condition rescinded.05/21/2018: Audit reviewed lender's response and disagrees. Second homes are covered transactions. Condition remains.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756944	67d95888-2363-461e-a96b-041c77c40087	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		06/07/2018: Audit confirmed with Compliance Dept. that CHARM Booklet is not required on second homes. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756944	12b406cc-40c2-4d61-a4d5-292d724ccc44	3199		Non-QM/Compliant		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of ($XX.XX) to meet 10% threshold. Lender provided cure on Post close CD.		Lender provided Post close tolerance cure. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
300756944	0385957e-b73d-e811-9a1b-f4e9d4a75a52	22		Non-QM/Compliant		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 90 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. An employment verification was not provided.		05/16/2018: Audit reviewed and confirmed non-QM loan. Verification not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756944	6f7a4fe0-be3d-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.5 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Years Self Employed Borrower has 25 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756940	b60ce082-89e0-41ff-a330-b4d71b1d123e	3313		Non-QM/Compliant		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance. The Closing Disclosure dated #E reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX an over disclosure of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		Finding deemed non-material	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				2	2	B	B	B	B	B	B	B	B	B	B	Cleared
300756940	acfd4b2d-d615-451c-9b08-ca0f41d29aa8	3211		Non-QM/Compliant		Compliance		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Finance Charge Under Disclosed by $XXX.XXX. Unable to determine source of Under Disclosure due to missing Itemization of Amount Financed.
06/04/2018: Lender provided evidence re-disclosed CD dated 2/12/18 adding the Redraw Fee for $XXX was acknowledged by borrowers on X/XX/XX. Fee added due to borrower request to change loan products from a 5 year fixed period to a 10 year fixed period. Condition cleared. 05/21/2018: The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXXdoes not reflect a Redraw Fee and there is no resulting COC for any subsequent disclosures.  Final CD reflects a Redraw Fee of $XXX.XX. Re-disclosed CD dated XX/XX/XXXX reflects the Redraw Fee of $XXX was added however there is no evidence in file the borrowers acknowledged the CD 3 days prior to consummation. Please provide COC and evidence CD was acknowledged 3 business days prior to consummation. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756940	5145fb98-7162-4ae4-bc0c-57fecaef79b5	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		06/20/2018: Evidence Borrower was provided the CHARM Booklet within 3 days of application date provided in original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756940	117664d2-46c1-42d7-b6eb-e2c6dc63aba6	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated #E reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756940	2126746a-ed38-e811-9a1b-f4e9d4a75a52	4		Non-QM/Compliant		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43.00%. Due to the misrepresentation of debts, the actual DTI is 63.46%. The borrower's Tax Returns #B-D reflected a rental property in County #A that was not disclosed on the REO on the loan application. The file did not contains a lease agreement nor any other documentation to support insurance, property tax, mortgage statement or rental income.
05/08/18: This loan was not represented as QM and does not fall within Appendix Q documentation guidelines. Therefore Appendix Q requirement for copies of lease agreements, property taxes and insurance does not apply. Further lending guidelines do not require copies of lease agreements, property taxes and insurance. This condition is inapplicable. Lender requests investor review for clearance. The property appears on 2 years Sch E. The greater loss was reported in XXXX. Taking XXXX Sch E total expenses line 20 + depreciation yields net monthly expenses of $X,XXX = (XXX,XXX + XX,XXX)/12. Giving no credit for rental income while adding this expense to monthly debt service DTI is 42% = (X,XXX + X,XXX)/XX,XXX
											05/24/2018: Audit reviewed and re-calculated rental income using lender's method for non-QM loans. Audit final DTI is 41.63%. Condition cleared. 05/11/18: Lender requests an exception from the investor.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756940	279d816e-ec38-e811-9a1b-f4e9d4a75a52	73		Non-QM/Compliant		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 24 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.		05/24/2018: Audit re-reviewed and confirmed non-QM loan therefore verification of self employment not required. Condition rescinded. 05/11/18: Lender provided a copy of the borrower's business license, dated post close. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756940	619c76ad-f138-e811-9a1b-f4e9d4a75a52	1688		Non-QM/Compliant		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #A on the tax returns Schedule E not provided.		05/11/18: Lender provided evidence of insurance for property A on the tax returns. Schedule E. (Non QM). Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756940	e4771b00-ec38-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	Missing review appraisal.		04/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Years Self Employed Borrower has 24 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 176.8 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756937	16180701-1c3f-e811-9a1b-f4e9d4a75a52	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure		05/21/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years in Primary Residence Borrower has resided in subject for 13 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756937	d0db2b0d-1c3f-e811-9a1b-f4e9d4a75a52	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		05/21/2018: CHARM Booklet not required for investment property. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years in Primary Residence Borrower has resided in subject for 13 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756937	3c59d2e3-1b3f-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report is missing from the file.		05/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years in Primary Residence Borrower has resided in subject for 13 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756934	e0855e00-d8a7-46a3-a5e8-5bb34bb6fb13	3295		Non-QM/Compliant		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amounts for the taxes and hazard insurance vs. the actual amounts of $X,XXX.XX for the taxes and $XXX.XX for the insurance. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756934	5969f186-b539-e811-9a1b-f4e9d4a75a52	1		Non-QM/Compliant		Compliance		General Compliance Exception	The Final CD does not disclose the accurate loan consummation date. Loan is in a non-table funding state and a post-loan consummation CD was required to be updated with the actual closing date.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756934	f057f5da-609d-49be-8162-458998a1e30e	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		04/06/2016: Evidence of Charm book delivery					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756934	ec62029d-d786-4207-a422-dc081081eeb8	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The funding CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of 1.58% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756934	f4afd75a-b639-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756933	8347c9da-b73d-e811-9a1b-f4e9d4a75a52	2790		Not Covered/Exempt		Credit		Missing Balance Sheet	Missing current Balance Sheet for Business on Schedule E Part II of the tax return	Per the XXXX tax returns does not reflect Sch E Part II business entities nor trusts.	05/25/2018: Audit reviewed, P&L and Balance Sheet for XXXX not required for co-borrower's corporation. Condition rescinded. 05/10/18: Upon further review, the XXXX tax return does not reflect Sch E Part II business entities nor trusts. Please provide the current year balance sheet and income statement for the co borrower's corporation. 1120: 2014 page 966, XXXX page 998, XXXX page 1028. Condition maintained.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.7% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Years on Job Borrower has 4 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756933	63868bca-b93d-e811-9a1b-f4e9d4a75a52	2639		Not Covered/Exempt		Credit		Missing Lease agreement	Missing current lease/rental agreement for rental property #C,D, & E located on Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income.	This loan was not represented as QM and does not fall within Appendix Q documentation guidelines. Therefore Appendix Q requirement for copies of lease agreements, property taxes and insurance does not apply. Further XXX lending guidelines do not require copies of lease agreements, property taxes and insurance. This condition is inapplicable. Lender requests investor review for clearance. All properties are reflected on tax return Sch E for XXXX - XXXX. Rental income is documented with 3 years tax returns. Documented income is consistent in all 3 years with the amount used to qualify.	05/24/2018: Audit reviewed and confirmed non-QM loan therefore leases are not required. Condition rescinded. 05/10/18: Lender requests an exception from the investor.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.7% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Years on Job Borrower has 4 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756933	438b456f-b23d-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report is missing from the file.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.7% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Years on Job Borrower has 4 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756932	9c7a3544-f8ce-4c00-897b-b2238ce495af	3355		Non-QM/Compliant		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		06/13/2018: ARM Disclosure dated X/XX/XX states borrower acknowledges received a copy of CHARM. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 1787.60 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756932	335322b9-cf52-493a-a331-e012a33d4ec9	2174		Non-QM/Compliant		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 1787.60 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756932	4494a173-5d9c-4c62-843f-ff444b9466d5	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 1787.60 months’ reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756932	ebeba761-183c-e811-9a1b-f4e9d4a75a52	86		Non-QM/Compliant		Credit		Limited Employment History for Borrower/Co-Borrower	Documentation in file indicates a limited employment history for co-borrower which does not meet lender's guidelines. Applicants who have been on the job for less than two years must show evidence that they have previously been employed in the same field for a significant time or that they have the education, skill and qualification that supports the probability that they will generate income to service the debt.		06/13/2018: Lender provided non-QM guidelines which does not require LOE for gap or student transcripts. Co-borrower employed 1 year 9 months. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 1787.60 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756932	2d368227-1b3c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	Missing appraisal review.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 1787.60 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	be968a27-b53c-e811-9a1b-f4e9d4a75a52	3227		Non-QM/Compliant		Compliance		Missing Closing Disclosure / CD Not in File	The consummation CD and funding CD are missing from the loan file. No Cure - Missing document not provided.		05/22/2018: Lender provided consummation CD and Funding CD. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300756931	e1926a96-f016-45cc-8f28-b375b8eb4957	1739		Non-QM/Compliant		Compliance		Missing Mortgage	The loan file is missing a copy of the Mortgage document.		04/30/2018: Received recorded mortgage. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	e1ddae2c-ce4f-4882-9809-b70f9e0fcaa8	2136		Non-QM/Compliant		Compliance		Missing Note	Note is missing from the file.		04/30/2018: Received executed Note. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	b085cde7-b53c-e811-9a1b-f4e9d4a75a52	1596		Non-QM/Compliant		Compliance		Missing Right To Cancel Form	Right to Cancel form is missing from the file.		05/22/2018: Lender provided RTC forms executed by both borrowers. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	7fa23496-b23c-e811-9a1b-f4e9d4a75a52	23		Non-QM/Compliant		Credit		Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided.		04/30/2018: Audit reviewed credit report. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	5e2f3c31-b23c-e811-9a1b-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrowers was not provided.		04/30/2018: Received executed, final application. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	7ef7b9f7-b23c-e811-9a1b-f4e9d4a75a52	852		Non-QM/Compliant		Credit		Failure to Obtain Required Documentation	The file is missing a copy of an executed Heloc closure letter.	05/08/2018: Please see the attached Executed Closing Disclosure. The borrowers acknowledged their existing HELOC with XXX will be paid off with the proceeds from the subject loan. XXX does not require an executed payoff letter from the borrower when paying off an XXX Loan. Our Loan Servicing Department provides the attached servicing document to evidence the borrower has a zero balance on any loans paid off.	05/22/2018: Lender provided payoff statement and screen shot evidencing XXX XXXXX closed X/XX/XX. Condition cleared. 05/08/2018: Audit reviewed Lender's rebuttal and documents provided. Client requires an executed closure letter. Condition remains.04/30/2018: Audit reviewed document provided. It is not an executed closure letter. Condition remains.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	3fc724ec-b43c-e811-9a1b-f4e9d4a75a52	904		Non-QM/Compliant		Credit		Missing HELOC agreement	Equity line agreement not provided.		04/30/2018: Received HELOC agreement. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	3e4bd5d7-b23c-e811-9a1b-f4e9d4a75a52	1684		Non-QM/Compliant		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		04/30/2018: Audit reviewed ID Cross Check. Condition cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756931	be428e11-b23c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 90.40 months reserves. Years in Field Borrower has 22 years in field. DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 32.81%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756928	edadab61-1b39-e811-9a1b-f4e9d4a75a52	3270		Non-QM/Compliant		Compliance		Initial Closing Disclosure timing requirement not met	Initial CD does not reflect acknowledgment of receipt on the part of the co borrower. Mailbox Rule/Presumed Receipt applied and co borrower not in receipt of Initial CD 3 business days prior to consummation.		04/20/2018: Lender provided screen shot from their origination system reflecting initial CD electronically delivered and received by borrower on X/X/XX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified wth 30.04% DTI Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 790 FICO				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756928	2d503f61-1e39-e811-9a1b-f4e9d4a75a52	3184		Non-QM/Compliant		Compliance		Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Lender tolerance cure of $XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		The Lender provided corrected CD, evidence of refund to the borrower, letter of explanation and proof of delivery to the borrower.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified wth 30.04% DTI Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 790 FICO				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
300756928	cea6d06e-1f39-e811-9a1b-f4e9d4a75a52	852		Non-QM/Compliant		Credit		Failure to Obtain Required Documentation	The Final Settlement Statement for the sale of the borrowers previous residence is not signed/certified.		04/20/2018: Lender provided property profile which supports the sale date and purchase amount for departing residence. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified wth 30.04% DTI Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 790 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756928	8d8ea290-1a39-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	Missing review appraisal.		04/18/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum 43% DTI, loan qualified wth 30.04% DTI Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.2 months reserves FICO is higher than guideline minimum UW Guides minimum 680 FICO, loan qualified with 790 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756927	1ae1f464-2b50-4a8d-bbe5-7d9b44b7d731	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan Program Disclosure.		05/22/2018: ARM Loan Program Disclosure not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756927	54915d5d-3d5f-47fb-9dfa-9525437e5b55	2825		Not Covered/Exempt		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.		05/22/2018: Appraisal Disclosure not required for investment property. Condition rescinded. 04/09/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756927	9a06c0a7-4690-460f-b0f2-e410703b0b97	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		05/22/2018: CHARM Booklet not required for investment property. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756927	e966f01a-7fac-463b-b830-94d1a0e61487	2880		Not Covered/Exempt		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		05/22/2018: HUD Counseling Disclosure not required for investment property. Condition rescinded. 04/09/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756927	87984b86-213c-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		04/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	fe2181a2-c33c-e811-9a1b-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	a82d9466-9739-e811-9a1b-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.		04/30/2018: Audit reviewed credit report provided. Condition cleared.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	7176f886-9739-e811-9a1b-f4e9d4a75a52	701		Not Covered/Exempt		Credit		Failure to obtain Employment Verification	A verification of employment or paystub within 90 days of the note date (pre-loan consummation) is required for the loan to be deemed ATR eligible.	Please see the attached 1099 income statement and CPA letter for the borrowers income.	05/09/18: Lender provided 1099's and CPA letter dated within 90 days of the note. Borrower is considered self employed. Condition cleared.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	5edcf31f-9739-e811-9a1b-f4e9d4a75a52	12		Not Covered/Exempt		Credit		Failure to obtain Mortgage/Deed of Trust	A Mortgage/Deed of Trust with borrower name and signature was not provided. The mortgage in file is missing the borrower's name and the signature line has her business name and is signed by an authorized person.		05/01/20108: Audit reviewed Articles of Organization and confirmed borrower has 100% membership interest and authorized signatory on Mortgage is the attorney and Filer listed on the Articles of Organization. Condition cleared.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	9e5bda32-9639-e811-9a1b-f4e9d4a75a52	914		Not Covered/Exempt		Credit		Missing income documentation	The Borrowers' income is documented with 1040, 1120S and K-1. The borrower's 1040 reflects W2 income that was used for income qualification. Copies of the Borrowers' most recent 2 years W2's and paystubs not provided.		05/16/2018: Lender provided (XXXX) 1099, CPA letter and Summary of W2's for XXXX and XXXX which is sufficient to satisfy non-QM loan requirements. Condition cleared. 05/11/18: Documentation provided does not clear this condition. The borrower's 1040 reflects W2 income that was used for income qualification. Please provide the borrowers' most recent 2 years W2's and paystubs. Condition maintained.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	fd4d5869-9839-e811-9a1b-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		04/30/2018: Audit reviewed ID Cross Check provided. Condition cleared.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756925	40659dee-9839-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Rental Lates VOR verifies 47 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 21.4 months’ reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756923	9873a9fa-6462-4a5b-bc65-84f63bc74509	3213		Non-QM/Compliant		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 152.6 months’ reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756923	3cf78220-5238-e811-9a1b-f4e9d4a75a52	853		Non-QM/Compliant		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided.		05/08/2018: Lender provided copy of HELOC Agreement and Disclosure Statement. Condition cleared. 04/20/2018: Lender provided a copy of the original HELOC from 2014. Audit is requesting a copy of the new HELOC that was increased to $XXX,XXX.XX. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 152.6 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756923	e84cc00c-5138-e811-9a1b-f4e9d4a75a52	35		Non-QM/Compliant		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.		05/08/2018: Lender provided cost estimator from the insurer reflecting sufficient coverage obtained. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 152.6 months’ reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300756923	249baf8e-5138-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		04/19/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 152.6 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756922	85c50bcc-2a3c-e811-9a1b-f4e9d4a75a52	3087		Non-QM/Compliant		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan program disclosure provided is not dated.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756922	ab0cb286-083c-e811-9a1b-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	CDA Report is missing from the file.		04/19/2018: A CDA provided reflecting a value of $X,XX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756919	e71396e1-e238-e811-9a1b-f4e9d4a75a52	1671		Not Covered/Exempt		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure		04/30/2018: Investment property, disclosure is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756919	2a3d7fad-e238-e811-9a1b-f4e9d4a75a52	3355		Not Covered/Exempt		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM)		04/30/2018: Investment property, disclosure is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756919	faa6b529-45b6-4a5c-a1ad-67eabd6a6740	3227		Not Covered/Exempt		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.		04/30/2018: Investment property, disclosure is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756919	a3082e8e-240d-4475-8def-cef82f07e845	3228		Not Covered/Exempt		Compliance		Missing Loan Estimate / LE Not in File	The initial LE is required to be provided to the borrower within 3 standard business days of application. No cure.		04/30/2018: Investment property, disclosure is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300756919	81eaff11-e138-e811-9a1b-f4e9d4a75a52	2174		Not Covered/Exempt		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	Rate Lock date provided via Tape	Evidence of Rate Lock date provided on Tape. Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756919	0120665f-e138-e811-9a1b-f4e9d4a75a52	3165		Not Covered/Exempt		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300756919	6da5b748-df38-e811-9a1b-f4e9d4a75a52	1684		Not Covered/Exempt		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		04/30/2018: Audit reviewed ID Cross Check. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300756919	41a51d21-df38-e811-9a1b-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	CDA Report is missing from the file.		04/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 465.92 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.09% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	521f022f-9936-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing XXXX YTD P&L and Balance Sheet as required by the Lender guidelines.		03/04/2019: Violation addressed in credit section. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	676f8075-9899-473b-8d01-ed07958c92ab	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120719	76fc33d8-8927-42fb-bd5b-d1649c238c6d	1665		Non-QM/Compliant		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120719	edd07add-827a-475d-af4f-354984d8ed29	3165		Non-QM/Compliant		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		02/22/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120719	553e236c-8e34-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	02/28/2019: 1003	03/04/2019: Lender provided final executed 1003. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	60f981c4-9936-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	528a89e1-9936-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Year End Balance Sheet for Business A on Schedule E Part II of XXXX tax return and the new Business B as disclosed in the loan file as required by the Lender guidelines.	02/28/2019: Balance Sheet	03/04/2019: Lender provided XXXX balance sheet. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	46387357-9a36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing current XXXX YTD P&L Statement for Business A on Schedule E Part II of XXXX tax return and the new Business B as disclosed in the loan file as required by the Lender guidelines.		03/04/2019: Lender provided XXXX P&L. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120719	f3113430-8f34-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/2019: CDA received supporting appraised value.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.37% Years on Job Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120718	8ba208a8-2636-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing current Balance Sheet for Schedule E Business.		3/4/2019: Lender provided XXXX Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120718	1111ca2e-8795-455f-88a3-a026a7eb53a5	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	03/18/2019: disc tracking	03/20/2019: Lender provided disclosure tracking verifying borrower viewed Initial CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120718	14c9699e-82e6-4af2-a323-78b9c4d01b06	3340		Non-QM/Compliant		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section's "Other" box, on the final CD, is checked but no description was provided. Provide a Letter of Explanation and Re-Disclose Correct Information.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120718	c5264016-2836-e911-bd2f-f4e9d4a75a52	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120718	872f243a-4ea0-4af8-b17c-eb5abf9cbe5f	3326		Non-QM/Compliant		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120718	81edcfcf-2636-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current Balance Sheet for Schedule E Business.		3/4/2019: Lender provided XXXX Balance Sheet. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120718	bb0f68bc-2636-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2019: Lender provided the CDA report. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.75% Years in Field Borrower has 16 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300656650	6ac49f49-0311-4855-a840-26b9a40af3c4	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure dated XX/XX/XXXX indicates the Loan Estimate figures: Total Closing Costs of $XX,XXX and Adjustments and Others Credits as $0. The most recent Loan Estimate dated XX/XX/XXXX indicates the amounts as Total Closing Costs of $XX,XXX and Adjustments and Others Credits as $XX,XXX. Provide re-disclosed CD and letter of explanation.		10/30/2017: Post Close CD dated XX/XX/XXXX reflects the correct amounts in the Calculating Cash to Close section. Loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703. Years in Field Borrower has 25 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300656650	003eeae0-8707-41f5-b422-d8e45b5293fe	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		10/31/2017: The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703. Years in Field Borrower has 25 years in Field. Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80.10 months reserves.				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300749841	a234348f-663d-4645-96eb-b287729dfcb5	3218		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as (Year 7- 7 Min $XXXX.XX and Max $XXXX.XX includes the amounts of P&I and Estimated Escrow) , the calculated payment amount is (Years 7 - 7 Min $X,XXX.XX and Max $X,XXX.XX.  Year 8- 30 Min $XXXX.XX and Max $XXXX.XX includes the amounts of P&I and Estimated Escrow), the calculated payment amount is (Years 8 - 30 Min $X,XXX.XX and Max $X,XXX.XX.  The minimum Principal and Interest amount for years 7-7 and 8-30 should be $XXXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
										4/9/2018: Initial rate floor is 2.375% but the life floor is 2.25% creating a potential rate decrease in yr 7	4/9/2018: Rescind. CD accurate as submitted.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300749841	e4e8b3dd-688a-45c9-b364-0b15459a75b7	3215		Not Covered/Exempt		Compliance		CD Document does not match actual calculated values for Principal & Interest	The final Closing Disclosure reflects a Minimum Principal & Interest payment for years 7-30 amount of $X,XXX.XX vs. actual amount of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	4/9/2018: Initial rate floor is 2.375% but the life floor is 2.25% creating a potential rate decrease in yr 7	4/9/2018: Rescind. CD accurate as submitted.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300749841	ebcac845-4075-436e-a385-5775fe6f439d	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Lender Provided cure Post close. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300770248	02183e46-2c68-e811-931d-f4e9d4a75a52	23		Not Covered/Exempt		Credit		Failure to obtain Credit Report	A credit report for the borrower and co-borrower was not provided.		06/07/2018: Received acceptable credit report. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 69.27 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300887658	8b8f43e2-b265-495d-9f7c-90d697e85c74	3087		QM/Non-HPML		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan Program disclosure		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300887658	348ce8bc-e62b-457e-9274-3af45ac9ac01	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the total closing cost of $XX,XXX based on the last LE dated XX/XX/XXXX. The Final CD reflects the LE total closing cost as $XX,XXX. The lender corrected with a post close CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300887658	00562f33-d6c4-e811-bdb4-f4e9d4a75ba2	3355		QM/Non-HPML		Compliance		Missing CHARM Booklet	Missing CHARM Booklet		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300887658	aa838b4f-d6c4-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file.		10/11/2018: Review appraisal provided reflecting a value of $XXX,XXX which is a -9.58% variance. Variance within acceptable tolerance. Condition cleared. 10/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a -14.2% variance. Variance not within acceptable tolerance. Review appraisal required. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.10% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 144.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300802447	586571b2-cb17-49e6-b115-07730459edbb	3087		QM/Non-HPML		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	Missing ARM Loan Program Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300802447	e5f649b7-9109-4c6c-a674-3f3c8afa8b2c	3355		QM/Non-HPML		Compliance		Missing CHARM Booklet	Missing Consumer handbook on adjustable rate mortgages (CHARM).		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301079243	74b1bf18-d536-e911-bd2f-f4e9d4a75a52	2869		Non-QM/Compliant		Compliance		Ability to Repay Non-Compliant: Missing evidence of income documentation	Missing YTD XXXX P&L Statement and Balance sheet for Business A on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		02/28/2019: Lender provided XXXX P&L and Balance Sheet for Business A. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079243	63671850-31ae-43e3-b8dd-52924b1e2c83	48		Non-QM/Compliant		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301079243	b19cce8a-d235-e911-bd2f-f4e9d4a75a52	21		Non-QM/Compliant		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		02/28/2019: Lender provided final application. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079243	2fc8b7f6-d035-e911-bd2f-f4e9d4a75a52	5		Non-QM/Compliant		Credit		Insufficient Credit Score	Credit score of 698 < 700 the minimum credit score required per lender guidelines.		02/21/2019: Lender exception granted at origination for FICO not meeting program requirements.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
301079243	77fe79a1-d235-e911-bd2f-f4e9d4a75a52	1375		Non-QM/Compliant		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		2/28/2019: Updated guidance provided, LAS acceptable substitute for 1008. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079243	2b1ba05b-0a36-e911-bd2f-f4e9d4a75a52	2790		Non-QM/Compliant		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		02/28/2019: Lender provided XXXX Balance Sheet for Business A. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079243	90ba6363-0a36-e911-bd2f-f4e9d4a75a52	2791		Non-QM/Compliant		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return as required by the Lender guidelines.		02/28/2019: Lender provided XXXX P&L for Business A. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301079243	3d99eef9-cf35-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided.		02/28/2019: CDA received supporting appraised value.	DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 16.67% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.50 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years Self Employed Borrower has 7 years self employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300897337	5eb663d8-6ab7-e811-94b3-f4e9d4a75a52	854		Not Covered/Exempt		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property #A located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	10/22/2018: LOE / 100810/09/2018: LOX
10/22/2018: Audit reviewed Bonus Income, and has determine that DTI meets guideline and Appendix Q requirements. Lease is not required, no rental income used for property A. Condition cleared.  10/09/2018: Audit reviewed the Lender Rebuttal, and has determined that even with the small debt removed, DTI is 45.72%. Current Leases are required per QM for the used of any rental income. Loan does NOT meet Appendix Q requirements. Condition remains. 09/18/2018:  Audit reviewed Lender’s rebuttal and documents provided.  Audit calculations:  income $XX,XXX.XX, primary housing payment $XXXX.XX, subject at fully indexed rate $XXXX.XX + $XXXX.XX + $XXX.XX = $XXXX.XX, debts $XXX (includes recurring $XXX/month recurring payment to XXXXX on bank statement, REO (using rental income) $XXX.XX = DTI 36.91%.  Removing rental income = DTI 46.31%.  It appears the difference may be due to using the fully indexed rate and including the Loews payment.  Condition remains. 09/17/2018:  Audit reviewed explanation letter and worksheet provided.  Final 1003 and worksheet provided on page 706 reflect rental income was utilized.  Removing rental income results in 46.31% DTI.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.82% Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 98.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300897337	69c34e31-6bb7-e811-94b3-f4e9d4a75a52	35		Not Covered/Exempt		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with no evidence of extended replacement cost and a cost estimator reflecting estimated reconstruction cost of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX.XX.	10/01/2018: RCE09/17/2018: RCE	10/01/2018: Audit reviewed the documentation submitted, the cost estimator does confirm the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared. 09/18/2018: Received insurance certificate and replacement cost estimator. Reconstruction cost is $XXX,XXX. Coverage is $XXX,XXX, which is a shortfall of $XX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.82% Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 98.40 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300897337	3e692e83-6ab7-e811-94b3-f4e9d4a75a52	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.82% Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 98.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300863271	20b18dc7-8da1-e811-9539-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided		09/04/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.24% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300204216	6daaf6c1-711a-4635-9c48-50aa2c9b2a28	2825		QM/Non-HPML		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure provided XX/XX/XXXX and application date is XX/XX/XXXX.		09/13/2016: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.				Final HUD used for testing	3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300204216	c9dc0a8a-c1f0-455f-8d06-5fca01b5698e	1586		QM/Non-HPML		Compliance		Finance Charge Under Disclosed	Finance Charge Under Disclosed by $XXX.XX. It appears the lender did not disclose the $XXX settlement fee.		09/13/2016: Audit recalculated finance charge since Doc Prep fee paid to Lender is not a finance charge. Condition cleared.				Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300204216	86a86ddf-0475-e611-9c05-d8d385e1d166	1671		QM/Non-HPML		Compliance		Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	Sent to borrower on X/XX/XXXX6 via the Fulfillment center; see Disclosure tracking details attached	09/22/2016: Received evidence Borrower was provided with the ARM Program Disclosure within 3 days of application date. Condition cleared.09/13/2016: Document provided references the Consumer Handbook on Adjustable Rate Mortgages but not the actual ARM Loan Program Disclosure. Condition remains.				Final HUD used for testing	3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300204216	f9912dd4-2475-e611-9c05-d8d385e1d166	73		QM/Non-HPML		Property		313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/13/2016: Received post disaster inspection reflecting no damage. Condition cleared.				Final HUD used for testing	3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300204216	cc456cb5-0775-e611-9c05-d8d385e1d166	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		09/07/2016: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared				Final HUD used for testing	3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070854	090fbff6-e27f-49cf-ab55-58e63f55a043	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.18% Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 41.40 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301070854	484b4a3d-80ff-4992-8059-8c39ee73f44b	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.18% Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 41.40 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301070854	9fdafd65-6b18-e911-bd2f-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	01/26/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	01/24/2019: Lender provided third party fraud report, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.18% Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 41.40 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070854	62dff25d-6b18-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.18% Reserves are higher than guideline minimum UW Guides require 15 months’ reserves, loan qualified with 41.40 months’ reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300627853	d2114aa2-f991-4801-9f0e-b86db556a86f	3087		QM/Non-HPML		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure not provided within 3 days of application.	Please see the attached rebuttal for initial disclosures. The borrower receives these but is not required to return it signed and dated.	09/29/2017: Received evidence Borrower was provided ARM Disclosure within 3 days of application date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300627853	f5c1e0cf-4f8e-413d-a9d1-e4224d6e4cd7	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeowner ship Counseling Disclosure not provided within 3 days of application	Please see the attached rebuttal for initial disclosures. The borrower receives these but is not required to return it signed and dated.	09/29/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
300627853	82366bc4-8786-44a5-bb57-7bd982b74016	3355		QM/Non-HPML		Compliance		Missing CHARM Booklet	Missing CHARM Booklet	Please see the attached rebuttal for initial disclosures. The borrower receives these but is not required to return it signed and dated.	09/29/2017: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
301070850	09d3d678-cbc7-4410-a049-ecb53e5c4b27	3313		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX vs. actual $XXX,XXX, an over disclosure of $X,XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301070850	cd13d3b4-5dfb-4e2e-b2ec-b4344878ea9e	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	File is missing verification that the Notice to Home Loan Applicant & Consumer Score Disclosures were provided to the Borrowers.		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301070850	cfd28cab-2618-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301070850	2eab5c42-1818-e911-bd2f-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address or phone number of the Lender is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301070850	43ea0ed9-5c27-4422-968b-db31a0a2f22a	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301070850	eb41397a-0818-e911-bd2f-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	01/23/2019: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	01/24/2019: Lender provided third party fraud report, exception cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070850	f832e3ee-0818-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/30/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 54.55% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.82% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 805				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300213377	0eb9b8c7-b1a9-e611-b5f3-d8d385e0a8b2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final CD is missing the number of months for Property taxes in section F	11/29/2016: Please find uploaded the CD corrective action11/28/2016: Amended CD, LOE sent to borrower by US mail.	11/29/2016: Audit review of revised CD with Section F corrected payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated as a 'B'. Condition cleared.11/28/2016: Audit reviewed revised CD, and has determined that the Section F-04 Property Tax payee is incorrect. Provide revised CD with the government entity as payee for Property Tax fee, Notification of error and XXX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.04 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300213377	cd54a686-99aa-e611-b5f3-d8d385e0a8b2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Title - CPL and Title - Recording Service in section C are missing the name of service provider.	11/28/2016: Amended CD, LOE sent to borrower by US mail. Please note that lender has confirmed with the Settlement Agent that the Title-Recording Service fee was paid to X-*XXXXXXXXX XXXXXXXX.	11/28/2016: Audit review of revised CD includes payee to all fees in Sections C, the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated as a 'B'. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.04 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300213377	02aca81c-7ed6-4d73-bfd9-e141fefa3ee7	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX did not reflect a Lender's Inspection fee with no resulting CoC for an subsequent disclosures. The final CD reflects a Lender's Inspection Fee of $XXX. This fee is in a 0% tolerance section. Lender tolerance cure of $XXX is required.	11/18/2016: COC attached, Inspection Fee in highlight, page 2.	11/18/2016: Audit reviewed electronic log reflecting the Change History, and has determined that the dates were provided and reason for change. History reflects on XX/XX/XXXX a Lender Inspection fee was added for $XXX. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.04 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300213377	c373b9c4-b3a9-e611-b5f3-d8d385e0a8b2	915		QM/Non-HPML		Credit		Missing asset documentation	11/18/2016: Total cash borrower paid on this transaction $XXX,XXX which included $XX,XXX EMD. Borrower’s most recent XXXXXX bank statement, the total liquid asset was $XXX,XXX which is sufficient for the $XX,XXX EMD. The remaining deposit came from the equity received from the prior residence.	11/18/2016: Total cash borrower paid on this transaction $XXX,XXX which included $XX,XXX EMD. Borrower’s most recent XXXXX bank statement, the total liquid asset was $XXX,XXX which is sufficient for the $XX,XXX EMD. The remaining deposit came from the equity received from the prior residence.	11/18/2016: Audit reviewed the Lender Rebuttal, as well as the statements provided, and has determined that the borrower had sufficient funds to close and reserves for subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.04 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300213377	5c2e8212-b5a9-e611-b5f3-d8d385e0a8b2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $X,XXX,XXX which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.04 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300631357	dd6d13ed-d369-4fad-bb8f-9523e2e5d2c2	3270		QM/Non-HPML		Compliance		Initial Closing Disclosure timing requirement not met	Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial 3 business days prior to consummation.	11/14/2017: please find attached supporting documentation showing cd was viewed on XX/XX via e-delivery	11/14/2017: Audit reviewed electronic log showing the CD disclosure, when it was provided and when the borrower accessed it, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 7 years on job				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300631357	dfe262f8-b6c4-e711-8f48-f4e9d4a75ba2	3284		QM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX and XX/XX/XXXX as the loan amount have increased from $XXX,XXX to $XXX,XXX and $XXX,XXX to $XXX,XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	11/14/2017: Please find attached LE for $XXXX and $XXXX dated X/XX and X/XX respectively.	11/14/2017: Audit reviewed cover letters along with copies of the LE's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 7 years on job				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300631357	33f1ff19-b4c4-e711-8f48-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #3 on final application reflects a deposit of $XXX,XXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	11/14/2017: Please find attached documentation evidencing $XXX,XXX withdrawal from XXXX acct XXXX on XX/XX and deposited into bank XXXXXXX account XXXX on the very same day	11/14/2017: Audit reviewed bank statements, and has determined that sufficient evidence was provided to source the $XXX,XXXdeposited into Account #3 on the final 1003. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 7 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300631357	6528a40f-b4c4-e711-8f48-f4e9d4a75ba2	35		QM/Non-HPML		Credit		Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with 125% replacement cost ($XXX,XXX.XX) for total coverage of $XXX,XXX.XX. The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.	11/14/2017: Please find attached evidence of replacement cost, $XXX,XXX. dwelling coverage is sufficient.	11/14/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Policy has A Plus coverage which is the best coverage. Coverage is sufficient. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753 Years on Job Borrower has 7 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300621810	9b3d3511-074d-4ef4-97e5-88c3f0eab039	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure	10/26/2017: The Initial CD was sent out on XX/XX. A revised CD was sent on XX/XX with a closing date of XX/XX. The borrower and closing agent acknowledge receiving the forms on XX/XX. Provide Initial CD, Revised CD and Final CD.	10/26/2017: Audit reviewed the initial CD, as well as screen shot of CD "viewed" on page 2 within loan file, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300554040	93066991-ed88-e711-8f48-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower's business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. The loan file is missing verification of the CPA.	08/28/2017: 1003 reflects $X,XXX/month loss for LLC. As borrower is carrying a loss a 3rd party verification of employment should not be required. A profit and loss statement and balance have been provided.	08/28/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300554040	86b830e8-da88-e711-8f48-f4e9d4a75ba2	735		QM/Non-HPML		Credit		Failure to obtain Mortgage Rider	Missing page 1 of the ARM Rider to the Mortgage/deed of trust.		08/25/2017: Received mortgage with all pages of riders. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.44% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300601537	77832cf2-424f-4e65-b8e1-819fddc0ac10	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure		11/27/2017: Timing requirements met. Condition Cleared.					3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300601537	29f65420-f320-4e85-a25e-007e3e97f018	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the Initial LE for services the borrower is permitted to shop for. No Cure - Missing document not provided. Non-Material Tolerance Violation.		Non-material per SFIG guidance, loan will be rated a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	43c62d25-1dae-4250-be77-ac59db162e6d	3087		QM/Non-HPML		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	The ARM loan program disclosure not provided within 3 days of application.	02/23/2018: Initial ARM Discloure02/22/2018: Initial ARM Disclosure	02/23/2018: Audit reviewed the Initial ARM Disclosure within 3 days of application date, documentation is deemed acceptable. Condition cleared.02/22/2018: Audit reviewed the Closing Disclosure, and has determined that said documentation is for a DIFFERENT borrower and property. Provide an ARM loan program disclosure within 3 days of initial application. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300729107	87563afd-e407-49bf-8fa4-03c92602a766	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount on the final CD. Provided re-disclosed CD and LOE.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	792b534e-c812-e811-9a1b-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	80f4f9d2-2e56-4779-ad18-ee54bc5ddcb4	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300729107	35a4cdd1-7b51-46f5-9525-268f13af2d5e	3355		QM/Non-HPML		Compliance		Missing CHARM Booklet	Evidence of the CHARM Booklet is missing from the loan file.		02/20/2018: Received evidence Borrower was provided the CHARM Booklet within 3 days of application date. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	B	A	B	A	B	A	B	A	B	A	Cleared
300729107	132f64e4-7cea-4ab5-abfb-235dbdbc0ef9	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communication Electronically. Provide E Consent disclosure for the borrowers.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	51a574c6-5f87-4691-9038-c080e99cb33a	2880		QM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Evidence of the HUD Homeownership Counseling Disclosure is missing from the loan file.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	c6c035c3-c712-e811-9a1b-f4e9d4a75a52	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a 2nd Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects a 2nd Appraisal fee of $XXX resulting in a $XXX refund due for cure. Provide corrected CD, evidence of refund to the borrower, LOE and proof of delivery to the borrower.		02/15/2018: A Post Close CD reflects the refund to the borrower, copy of check LOE and proof of delivery. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300729107	fe002477-c012-e811-9a1b-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 42.99%. Due to the miscalculation of income and qualifying Note rate the actual DTI is 43.36%. The lender qualified the loan at a rate of 4.125% and the fully indexed rated should of been4.250%. Furthermore, the lender did not include the Partnership loss for the Co-Borrower from Business B on Schedule E of the XXXX tax return.
03/08/2018:  Received CPA letter, dated prior to the note date, verifying note is not payable in less than 1 year.  Recalculated DTI 38.31%.  Condition cleared. 03/05/2018:  Audit reviewed Lender's rebuttal and guidelines.  Per guidelines, regarding notes payable in < 1 year, adjustments not required for lines of credit or if there is evidence these obligations roll over regularly and/or business has sufficient assets to cover.  Copy of note not provided.  Letter verifying note is annually rolled over not provided.  Schedule L of XXXX partnership return reflects cash assets of $XXXX.XX which is insufficient to cover note.  Depreciation from form 8825 was added to partnership loss calculation.  Condition remains. 2/20/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Recalculated DTI 46.48%.  Fully indexed rate $XXXX.XX vs. lender $XXXX.XX.  Partnership borrower:  XXXX K-1 loss (lines 1 & 2) <$XXXX.XX>, depreciation $XX,XXX, notes payable < 1 year $XX,XXX; XXXX K-1 (lines 1 & 2) <$XX,XXX.XX>, depreciation $XXXX, notes payable < 1 year $XXXXX.  2-year average @ 50% = <$XXXX.XX> + base $XXXX = net monthly income $XXXX.XX.  Partnership co-borrower: XXXX K-1 loss (lines 1 & 2) <$XXXX>, depreciation $XX,XXX, notes payable < 1 year $XX,XXX; XXX K-1 loss (lines 1 & 2) <$XX,XXX >, depreciation $XXXX, notes payable < 1 year $XXXXX.  2-year average @ 50% = <$XXXX.XX> + base $XX,XXX.XX + 2-year bonus average $XXXX.XX = net monthly income $XX,XXX.  XXXXX XXXXX XXXXX net rental income $XXX.XX.  Unable to locate any documentation that notes are not due in < 1 year.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300729107	e85e3488-c612-e811-9a1b-f4e9d4a75a52	33		QM/Non-HPML		Credit		Failure to obtain Asset Documentation	The lender guidelines require verification of Earnest Money Deposit (EMD) for a purchase transaction. Evidence of the EMD with a copy of the canceled check, asset account statement or written statement from the EMD holder verifying receipts of the funds is missing from the loan file. Additional conditions may apply.	02/23/2018: Wire docs	02/23/2018: Audit reviewed sufficient evidence for EMD verification, and has determined that all documentation submitted is deemed acceptable. Condition cleared. 02/20/2018: Received evidence the earnest money deposit was wired to the closing agent. However, it came from a bank account (XXXXX XXXXXXXX XXXXX) that was not verified in the loan file. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300729107	9ec167b6-b412-e811-9a1b-f4e9d4a75a52	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of Loan Flood Certificate not provided.		02/20/2018: Received life of loan flood certificate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300729107	dd87e07b-c212-e811-9a1b-f4e9d4a75a52	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds. Borrower received gift funds for down payment/reserves. Evidence of $XXX,XXX no t provided as per guideline requirements. Additional conditions may apply.		02/20/2018: Received gift letter and evidence funds were wired to the closing agent. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300729107	9ab8fc6f-c112-e811-9a1b-f4e9d4a75a52	736		QM/Non-HPML		Credit		Insufficient credit history	The primary borrower does not meet the minimum 3 required open and active tradelines for 24 months.	Lender exception - page 57 dated XX/XX/XXXX	02/28/2018: Audit acknowledges the client approved guideline exception for tradelines outside of guidelines. Loan will be rated a B. 02/15/2018: Exception approval in file, granted XX/XX/XXXX.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300729107	f25d3b55-bf12-e811-9a1b-f4e9d4a75a52	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application and closing not provide for either borrower.		02/20/2018: Received executed 4506-Ts, at application and closing, for each borrower. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300729107	0bff9d70-c512-e811-9a1b-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The loan file is missing a letter from the CPA to address the mortgage notes due and payable less than a year are not due within 1 year on Schedule L, line 16 of the XXXX tax return. Additional conditions may apply.		03/08/2018: Received CPA letter, dated prior to the note date, verifying note is not payable in less than 1 year. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300729107	aba7e3c6-c812-e811-9a1b-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/23/2018: CDA	02/23/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared. 02/23/2018: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains. 02/20/2018: CDA provided is for a different address, XXXX XXXXX XXXXX XXXXX. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 64.92% Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300864861	f95a592f-8d34-4d82-9b40-f4fd25d9c05f	50		QM/Non-HPML		Compliance		FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300864861	fdb3fc4c-498c-e811-931d-f4e9d4a75a52	2036		QM/Non-HPML		Compliance		Failure to provide proof of OFAC Search	Missing proof of OFAC Search	08/03/2018: The Fraud Report is now attached.	08/03/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	2	C	A	C	A	C	B	C	A	C	A	Cleared
300864861	0bd3f427-598c-e811-931d-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300864861	e52fd321-b1ec-4c93-b5aa-9878552da0af	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Funding CD with no indication of a valid COC to account for the $XX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.	08/03/2018: A change in lock term does not require a change circumstance. The loan was locked at 45 days, not 30, which is why there is a lower credit. Please remove this finding.The initial LE was not locked and was disclosed assuming a 30 day rate lock. When the borrower locked they locked for 35 days and thus a price adjustment of 0.125% was applied, lowering the lender credit. A revised LE was produced and delivered covering that change.
08/08/2018: Audit reviewed the Lender Rebuttal, as well as COC and all fees, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/03/2018: Audit reviewed the Lender Rebuttal, and has determined that the initial CD (5/14) did NOT reflect the decrease in lender credit, whereas the FINAL CD (5/25) did reflect the decrease. Therefore, it was NOT re-disclosure within 3 days of closing. Condition remains.  08/01/2018:  Audit reviewed lender rebuttal, loan estimates and closing disclosures.  The loan amount and credit on the final CD decreased from the final LE & initial CD.  Change in circumstance not provided.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300864861	a68fdf4f-598c-e811-931d-f4e9d4a75a52	1659		QM/Non-HPML		Credit		Ineligible Transaction	The subject note states the loan is assumable after Initial Period. The Lender Guidelines do not allow for assumable loans.		7/26/2018: XXXX has acknowledged and accepted loans that become assumable only after the initial fixed period	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300864861	2e7d8b7f-598c-e811-931d-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/03/2018: The Fraud Report is now attached.	08/03/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300864861	4dbdd03f-598c-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.		08/07/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 4.5% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 34 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300865174	0c99baf8-e88c-e811-931d-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. In addition, a Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300865174	751caadd-ec8c-e811-931d-f4e9d4a75a52	1659		QM/Non-HPML		Credit		Ineligible Transaction	The subject note states the loan is assumable after Initial Period. The Lender Guidelines do not allow for assumable loans.		7/26/2018: XXXX has acknowledged and accepted loans that become assumable only after the initial fixed period	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.20 months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Acknowledged
300865174	5ce148a3-e98c-e811-931d-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	08/03/2018: The Fraud Report is now attached.	08/03/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300865174	04d6c294-e98c-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file.		08/07/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.57% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083784	b781b6ab-e54a-4ddf-a7ed-8f84d0a1afaa	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	ARM Loan Program Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301083784	624186de-32af-413a-91eb-3ba2eaccff38	3356		Not Covered/Exempt		Compliance		CHARM Booklet not provided in 3 standard business days of lender of record application date	CHARM Booklet not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301083784	b012dc75-764a-e911-bdd2-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final Closing Disclosure, page 3 under section L does not reflect name of service for item #08 in the amount of $XXX,XXX.XX.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083784	dc24bfc6-5ff4-4913-8502-fac5488792af	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement ID of the Settlement Agent is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083784	fe44fd0b-8c49-e911-bdd2-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	A CDA report was not provided.	03/21/2019: CDA	03/21/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120105	4f0abe26-3a4b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list # of months or government Entity for Property Taxes were collected. Under 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummationProvide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120105	75d25b28-d24c-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE dated within 3 days of initial rate lock date of XX/XX/XXXX, is missing from the loan file. No Cure - Missing document not provided.	04/10/2019: locked LE and COC04/10/2019: LE
04/12/2019:  Received loan estimate dated within 3 days of rate lock.  Condition cleared.  04/11/2019:  Received change in circumstance and loan estimate dated 2/14.  This was provided in the original loan file.  Per rate lock, page 6, the rated was initially locked on X/XX.  Missing a loan estimate dated within 3 days of X/XX.  Condition remains. 04/10/2019: Audit reviewed LE, and has determine that said documentation dated XX/XX/XXXX reflects rate lock as "no". Rate Lock Confirmation reflects lock date as XX/XX/XXXX. Missing COC within the loan file that indicates a rate lock date, once a rate is locked you have 3 days to issue a COC. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120105	86554723-d14c-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing dates of employment for co-borrowers current and previous employment. Verbal Verification of Employment (VVOE) in file missing information. Additional conditions may apply.	4/10/2019: VVOEs with dates verified	04/18/2019: Audit acknowledges the client approved guideline exception for VOE outside Client guidelines. Loan will be rated a B.04/17/2019: Pending Client exception review04/11/2019: Received current and previous VVOE for borrower which was previously provided. This documentation is acceptable. Received VVOE for co-borrower, which was also previously provided, however; it does not reflect a start date. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120105	bd79f2dc-324b-e911-bdd2-f4e9d4a75ba2	24		QM/Non-HPML		Credit		Missing appraisal	Appraisal not provided.	04/10/2019: appraisal	04/10/2019: Audit reviewed the Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120105	c74edbc4-d14c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.	04/10/2019: heloc	04/10/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120105	98c8fbd3-324b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	03/25/2019: appraisal review	03/26/2019: Lender provided CDA report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 21 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300871562	466bf00f-13c9-432b-85be-96672e8d7e55	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	08/31/2018: Initial CD Receipt	08/31/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300871562	884f4fcf-2262-40c5-9803-613b2abd6f3f	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX. File does not contain documentation supporting $XXX.XXper month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		08/31/2018: Audit reviewed Condo Project Review, and has determined that sufficient evidence was provided to verify monthly HOA payment of $XXX. No violation. Condition rescinded. 08/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300871562	aaf1e596-c1a7-e811-94b3-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final Closing Disclosure Loan Disclosure section (page 4) under Escrow Account missing checked box for why borrowers will not have an escrow account.		08/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300871562	9aa88e6f-c1a7-e811-94b3-f4e9d4a75a52	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The final Closing Disclosure page 1 is missing the sellers address.		08/24/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300871562	78d540d3-c1a7-e811-94b3-f4e9d4a75a52	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XXX.XX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	08/31/2018: PCCD and Final SS. Recording fee was within tolerance	08/31/2018: Audit reviewed Post Funding CD, as well as matching Final ALTA Statement, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300871562	dfd0565a-bea7-e811-94b3-f4e9d4a75a52	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property. Lender used monthly dues of $XXX.XX; actual amount is $XXX reflected on the appraisal. File missing documentation supporting $XXX.XX per month.	08/31/2018: Condo Report shows $XXX/mo. but even at $XXX/mo. DTI is well within guidelines. Current DTI is only 32.62%. Even if you add $54/mo. DTI would still be under 33%	08/31/2018: Audit reviewed Condo Project Review, and has determined that sufficient evidence was provided to verify monthly HOA payment of $XXX. No violation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.82% Years Self Employed Borrower self-employed for 14 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300885389	4d4f2964-21f8-4a72-89e1-b0d605517a6c	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	09/20/2018: Signed Initial CD	09/20/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300885389	6656519d-9ba5-42e3-987b-0b7fba619c38	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 806				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300913084	2eb1538c-a7c8-e811-bdb4-f4e9d4a75ba2	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F and the Natural Hazard Disclosure, Realtor Commission (Buyer's Broker) and Realtor Commission (Seller's Broker) fees in section H of the final Closing Disclosure are missing the name of the payees.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 14.4 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300913084	a385e791-cded-40ce-9491-dedd48b4373b	3183		Not Covered/Exempt		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	10/08/2018: LOE regarding the Appraisal 10/08/2018: COC X/XX AND RE-DISCLOSED LE, APPRAISAL RUSH FEE
10/10/2018:  Received clarification of reason for rush fee.  Condition cleared.10/09/2018: Lender provided an LOE and verification the LE was re-disclosed within 3 days of notification of the increase in appraisal fee for the rush appraisal; however, did not provide a valid reason for the rush of the appraisal.  Exception remains.  10/08/2018: Audit reviewed LE, as well as COC dated X/XX, and has determined that the explanation of change for the Appraisal Fee increase was for a "rush fee". However, the Appraisal (dated X/XX) was received prior to change and the increase for a "rush". Therefore, the COC is invalid. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 14.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300995150	d488b3d1-ae66-49e1-8240-fdd1bc3bcc2f	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	01/08/2019: Initial CD was wet-signed (rather than e-signed) by non-borrowing title holder.01/02/2019: Initial CD
01/08/2019: Audit initial (wet-signed) CD by non-borrowing XXXXXX, and has determined that documentation submitted is deemed acceptable. Sufficient evidence was provided reflecting initial CD was signed at least 3 days prior to consummation. Condition cleared. 01/02/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation for the borrower. HOWEVER, for a refinance or other rescindable transaction, the consumer is the borrower(s) and any person who has the right to rescind the transaction because the lien will attach to their principal dwelling.  This includes non-borrowing XXXXXX and any other owner of the property. MISSING evidence of the non-borrowing spouse receipt of Initial Closing Disclosure 3 business days prior to consummation. Condition remains.
																3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300995150	bb09c516-b9e2-410e-b7fb-9d6005796b79	3278		QM/Non-HPML		Compliance		Funding occurred before RTC Expiration Date	Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX . Final CD reflects the loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.	01/02/2019: PCCD and Final SS - DISB DATE	01/02/2019: Audit reviewed Post Closing CD, as well as Final Settlement Statement, and has determined that documentation submitted is deemed acceptable. Loan funded AFTER Right to Cancel expiration date. Loan will be rated a B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
300995150	38ab8ff4-648d-4332-ad51-c83a0afcf605	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the service provider. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300995150	b1fd15f5-cf44-4083-a2da-c23a0c762bda	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	01/02/2019: PCCD and Final SS	01/02/2019: Audit reviewed Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300995150	b49ad25b-60fe-40a1-91b3-0881b2715cc2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Initial CD was not provided in the loan file.	01/02/2019: Initial CD	01/02/2019: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable (separate finding for non-borrowing spouse acknowledgment was set). Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301004655	a384b63f-63f9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the service provider. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037823	37cf11dd-d40a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The 1st Inst XX-XX Taxes in section H of the final Closing Disclosure should be reflected in section F. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037823	ace1ba25-9f6d-45b5-96dc-8df07bc735a0	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title – Escrow Fee and Title – Lender’s Title Policy are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title fees should be listed in section B of the CD. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037823	223e267f-3f37-424d-bcf7-4b0ad9d309df	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037823	f11bb057-32cd-4c19-90f3-4d8a10cea59c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Contact Information section is incomplete. The License Number of the Settlement Agent is missing. No Cure.	01/03/2019: PCCD	01/03/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029164	c20a7c57-3b0b-4627-a446-30012169e592	3169		Non-QM/Compliant		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	01/09/2019: Initial CD	01/09/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301029164	9cda7683-fe10-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs the final CD reflects Estimated Cash to Close of $XXX,XXX. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029164	0a2d121c-f810-e911-bd2f-f4e9d4a75a52	2813		Non-QM/Compliant		Compliance		Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX as the Appraisal fee has increased from $XXX to $XXX. The file is missing evidence of valid change of circumstance.	01/09/2019: COC and LE XX-XX-XX	01/09/2019: Audit reviewed the Change of Circumstance (COC), and has determined that due to an Appraisal "complexity" fee was added due to square footage, acreage and custom build of home. Documentation submitted is deemed acceptable. Condition cleared.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301039462	4fa188cb-f819-4542-b1a7-0c224fb5ddde	3087		Not Covered/Exempt		Compliance		ARM Loan Program Disclosure not provided within 3 days of application.	The ARM loan program disclosure in file is dated XX/XX/XXXX, initial application date is XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301039462	e01bd080-412a-e911-bd2f-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039462	404fa392-412a-e911-bd2f-f4e9d4a75a52	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039462	08e788aa-412a-e911-bd2f-f4e9d4a75a52	3248		Not Covered/Exempt		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash to Close section of the final Closing Disclosure indicates Final Total Closing Costs as $XX,XXX. The final LE reflects the Estimated Closing Costs as $X,XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039462	4e80fa09-8efd-4cd1-b2dc-ccbd05587c8c	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039462	e0af55a7-7255-4f27-9d09-c09e4ab813e8	3175		Not Covered/Exempt		Compliance		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	The Origination Charges in Section A are subject to 0% variance. LE dated XX/XX/XXX8 reflects an Discount fee of $X,XXX with no resulting COC for any subsequent disclosures. The Final CD reflects an Discount fee of $X,XXX.XX for a variance/refund required of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	02/12/2019: COC	02/12/2019: Audit re-analyzed the loan file, and has determined that a COC (dated XX/XX/XXXX) was located on page 814 with product change for loan program and corresponding CD (dated XX/XX/XXXX) located on page 1481 reflecting point increase. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301039462	28ce27b4-402a-e911-bd2f-f4e9d4a75a52	2789		Not Covered/Exempt		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for Business 3 on XXXX Schedule E Part II.	02/13/2019: LOE regarding tax return02/12/2019: All signed Tax Returns	02/14/2019: Audit reviewed the Lender Rebuttal, and has determined that Business #3 filed a XXXX FINAL Business Return, therefore XXXX business returns not executed are a non-issue. Business is not being considered for qualifications. Condition cleared. 02/12/2019: Audit reviewed executed XXXX Business Return for Business 3 on Schedule E Part II, and has determined that documentation submitted is deemed acceptable. HOWEVER, missing the XXXX Business Return for Business 3. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08% Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 174.4 months reserves Years Self Employed Borrower has 19 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083783	1e147461-0e35-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium and Property Taxes in section F and the HOA - Processing Fee in section H of the final Closing Disclosure are missing the name of the service provider and the government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083783	3d3dfb3c-5763-464d-92c0-5c374697d288	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083783	72f81faf-388a-4761-bdff-1157addb57ab	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of Settlement Agent is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083783	43b72bd7-ff34-e911-bd2f-f4e9d4a75a52	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established was not disclose. Either the box for "you declined it" or "your lender does not offer one" must be checked.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083783	6904f2b2-5f34-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.	02/25/2019: CDA	02/25/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084926	e166d413-2f39-e911-bd2f-f4e9d4a75a52	3296		Non-QM/Compliant		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium and Property Taxes in section F and the Home Warranty Fee, Natural Hazard Disclosure and Water Bill in section H of the final Closing Disclosure do not reflect the name of the service provider and/or government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084926	f841be58-cdd8-4186-89a6-075937b95573	3181		Non-QM/Compliant		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee reflected in section B of the final Closing Disclosure is missing the name of the service provider. The title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All title service provider fees should be listed in section C of the CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084926	afa7b8a9-45db-4b2c-ac21-64b4348725cd	3254		Non-QM/Compliant		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084926	a3b165ca-2d39-e911-bd2f-f4e9d4a75a52	1620		Non-QM/Compliant		Credit		Failure to obtain gift documentation	Borrower received gift funds for down payment/reserves. Although gift letter was provided in the loan file, proof of donor’s ability to give and transfer of funds or evidence of receipt was not provided as per guideline requirements.	03/03/2019: Gift funds	03/03/2019: Audit reviewed wire evidence of gift funds transferred to Bank Account, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084926	830d71c4-013a-e911-bd2f-f4e9d4a75a52	1659		Non-QM/Compliant		Credit		Ineligible Transaction	Transaction is ineligible due to interest only loan product. Loans cannot be interest only in order for the loan to be classified as a Qualified Mortgage.		03/07/2019: Audit reviewed updated Matrix, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301084926	6fbb87dd-2c39-e911-bd2f-f4e9d4a75a52	76		Non-QM/Compliant		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.70% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 23 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300678807	8a3f18bd-82df-e711-8f48-f4e9d4a75ba2	3181		Not Covered/Exempt		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure reflects charges for Title - Courier / Express Mail / Messenger Fee, Title - Doc Prep Fee and Title - Notary Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C. Provide corrected CD and LOE to the Borrower.		12/13/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300678807	0ed63773-82df-e711-8f48-f4e9d4a75ba2	76		Not Covered/Exempt		Property		570 - Review Appraisal Missing	Missing Review Appraisal.		12/14/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300813232	bcc0fddb-cb7e-e811-931d-f4e9d4a75a52	3296		Not Covered/Exempt		Compliance		Closing Disclosure document error	The final CD does not list a payee for the Homeowner's Insurance and property taxes in section F.		Non material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300813232	c06398a9-cb7e-e811-931d-f4e9d4a75a52	3203		Not Covered/Exempt		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300813232	f30b1cb9-45f5-46ca-a0b0-f1bcadae28c6	3254		Not Covered/Exempt		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license number is missing. Provide re-disclosed CD and letter of explanation.	07/06/2018: PCCD	07/06/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared